File  Nos. 33-54772
                                                                        811-7248

================================================================================

                 Securities and Exchange Commission
                         Washington, DC  20549

                              FORM N-4

Registration Statement Under the Securities Act of 1933 [ X ]



          Pre-Effective Amendment No.                   [   ]
          Post-Effective Amendment No. 11               [ X ]


Registration Statement Under the Investment Company Act of 1940



          Amendment No. 12                              [ X ]

          (check appropriate box or boxes)



              General American Separate Account Twenty-Eight
                        (Exact Name of Registrant)

                 General American Life Insurance Company
                           (Name of Depositor)

                700 Market Street, St. Louis, Missouri                63101
            (Address of Depositor's Principal Executive Office)     (Zip Code)

    Depositor's Telephone Number, including Area Code:  (314) 231-1700


     Name and address of Agent for Service
     Christopher A. Martin, Esquire
     General American Life Insurance Company
     700 Market Street
     St. Louis, Missouri 63101



     Copy to:

     Raymond A. O'Hara III
     Blazzard, Grodd & Hasenauer, P.C.
     P.O. Box  5108
     Westport, CT 06881
     (203) 226-7866



It is proposed that this filing will become effective:

[   ]     immediately upon filing pursuant to paragraph (b) of  Rule 485
[ X ]     on May 1, 2000 pursuant to paragraph (b) of Rule 485
[   ]     60 days after filing pursuant to paragraph (a)(1) of   Rule 485
[   ]     on (date) pursuant to paragraph (a)(1) of rule 485



If appropriate, check the following:

    ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

   Individual Variable Annuity Contracts

                            Cross Reference Sheet
                             Pursuant to Rule 481
             Showing Location in Part A (Prospectus) and Part B
      (Statement of Additional Information) of Registration Statement
                        Information Required by Form N-4

                                    PART A

Item of Form N-4                             Prospectus Caption

1.   Cover Page. . . . . . . . . . . . . . . Cover Page
2.   Definitions . . . . . . . . . . . . . . Index of Special Terms
3.   Synopsis. . . . . . . . . . . . . . . . Highlights

4.   Condensed Financial
     Information . . . . . . . . . . . . . . Financial Statements
5.   General Description of Registrant,
     Depositor and Portfolio Companies. . .  The Company; Investment
                                             Options
6.   Deductions and Expenses. . . . . . . .  Charges and Deductions

7.   General Description of Variable
     Annuity Contracts. . . . . . . . . . .  The Annuity Contracts

8.   Annuity Period. . . . . . . . . . . . . Annuity Provisions


9.   Death Benefit . . . . . . . . . . . . . Death Benefit

10   Purchases and Contract Value. . . . . . Purchase

11.  Redemptions. . . . . . . . . . . . . .  Access to Your Money

12.  Taxes. . . . . . . . . . . . . . . . .  Taxes

13.  Legal Proceedings . . . . . . . . . . . None

14.  Table of Contents of the
     Statement of Additional
     Information . . . . . . . . . . . . . . Table of Contents of the
                                             Statement of Additional
                                             Information





PART B

Item of Form N-4                             Part B Caption
15.  Cover Page. . . . . . . . . . . . . . . Cover Page
16.  Table of Contents . . . . . . . . . . . Table of Contents
17.  General Information . . . . . . . . . . Company
     and History

18.  Services. . . . . . . . . . . . . . . . Not Applicable

19.  Purchase of Securities
     Being Offered . . . . . . . . . . . . . Distribution

20.  Underwriters  . . . . . . . . . . . . . Distribution

21.  Calculation of Performance Data . . . . Performance Information
22.  Annuity Payments. . . . . . . . . . . . Annuity Provisions

23.  Financial Statements. . . . . . . . . . Financial Statements


                     PART C - OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C to this Registration Statement.

                                     PART A

                                   PROSPECTUS


                     GENERAL AMERICAN LIFE INSURANCE COMPANY

          GENERAL AMERICAN SEPARATE ACCOUNTS TWENTY-EIGHT & TWENTY-NINE
                                   PROSPECTUS
                                     FOR THE
                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

This prospectus describes individual variable annuity contracts offered by General American Life Insurance Company (we, us, our). The Contracts are deferred variable annuities. These Contracts provide for accumulation of Contract values and annuity payments on a fixed and variable basis, or a combination fixed and variable basis. The Contracts are no longer offered for sale. Existing Contract owners may continue to make additional purchase payments to their Contracts.

The Contracts have a number of current investment choices (1 Fixed Account and 7 Investment Funds). The Fixed Account is part of our general assets and provides an investment rate guaranteed by us. The seven Investment Funds available are portfolios of AIM Variable Insurance Funds which are listed below. You can put your money in any of these Investment Funds which are offered through our separate accounts, General American Separate Account Twenty-Eight and General American Separate Account Twenty-Nine.


AIM VARIABLE INSURANCE FUNDS
Managed by:  A I M Advisors, Inc.

        AIM V.I. Capital Appreciation Fund
        AIM V.I. Diversified Income Fund
        AIM V.I. Global Growth and Income Fund
        AIM V.I. Government Securities Fund
        AIM V.I. International Equity Fund
        AIM V.I. Money Market Fund
        AIM V.I. Telecommunications and Technology Fund


Please read this Prospectus before investing. You should keep it for future reference. It contains important information. To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated May 1, 2000). The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the Prospectus. If you wish to receive, at no charge, the SAI, call us at (800) 237-6580 (toll free) or write us at: 700
Market Street, St. Louis, Missouri 63101. The SEC has a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.


The Contracts:

          *    are not bank deposits
          *    are not federally insured
          *    are not endorsed by any bank or government agency
          * are not guaranteed and may be subject to possible loss of principal

The SEC has not approved these Contracts or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

                                                                     MAY 1, 2000


                                TABLE OF CONTENTS
                                                                            Page

INDEX OF SPECIAL TERMS

SUMMARY OF CONTRACT FEES AND EXPENSES
HIGHLIGHTS
THE COMPANY
THE ANNUITY CONTRACTS
PURCHASE
         Purchase Payments
         Allocation of Purchase Payments
         Account Continuation

INVESTMENT OPTIONS
         AIM Variable Insurance Funds
         Fixed Account
         Transfer Privilege
         Dollar Cost Averaging
         Personal Portfolio Rebalancing
         Interest Sweep Option
         Additions, Deletions or Substitutions of Investments

CHARGES AND DEDUCTIONS
         Administrative Charges
                  Annual Contract Fee
                  Special Handling Fees
         Surrender Charge (Contingent Deferred Sales Charge)
         Interest Change Adjustment
         Charge-Free Amounts
         Reduction of Surrender Charge for Contracts Issued Under Group or Sponsored Arrangements
         Mortality and Expense Risk Charge
         Transfer Fees
         Fees and Expenses of the Funds
         Premium Tax
         Other Taxes

VARIABLE ACCOUNT
         Accumulation Units
         Value of Accumulation Units
         Net Investment Factor

ACCESS TO YOUR MONEY
         Surrenders and Partial Withdrawals
         Systematic Withdrawal Plan

DEATH BENEFIT
         Death of a Contract Owner who is the Annuitant
         Death of a Contract Owner who is not the Annuitant
         Death of the Annuitant who is not a Contract Owner
         Other Provisions
         Amount of Death Benefit

ANNUITY PROVISIONS
         Annuity Date
         Annuity Options
         Value of Variable Annuity Payments

FEDERAL TAX MATTERS
         Annuity Contracts in General
         Qualified and Non-Qualified Contracts
         Withdrawals - Non-Qualified Contracts
         Withdrawals - Qualified Contracts
         Withdrawals - Tax-Sheltered Annuities
         Diversification
         Section 403(b) Plans
         Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans
         Deferred Compensation Plans

YIELDS AND TOTAL RETURNS

         OTHER INFORMATION
         The Separate Accounts
         Principal Underwriter
         Voting Rights
         Written Notice or Written Request
         Assignments and Changes of Ownership
         Ownership
         The Beneficiary
         Deferment of Payment
         Financial Statements
         Statement of Additional Information
APPENDIX A
         Example of Surrender Charge Calculations
         Explanation of Columns in Table
         Full Surrender
         Partial Withdrawal
         Full Surrender following Partial Withdrawal

HISTORICAL CHARTS OF UNITS AND UNIT VALUES
         Chart 1 - Separate Account Twenty-Eight
         Chart 2 - Separate Account Twenty-Nine



                             INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                              Page



Accumulation Phase
Accumulation Unit
Annuitant
Annuity Commencement Date
Annuity Income Options
Annuity Payments
Annuity Unit
Beneficiary
Business Day
Fixed Account
Guarantee Period
Income Phase
Funds
Joint Owner
Non-Qualified
Owner
Purchase Payment
Qualified
Tax Deferral



SUMMARY OF CONTRACT FEES AND EXPENSES

Contract Owner Transaction Expenses

Surrender Charge  (contingent deferred sales charge):

After a purchase payment has been held by us for six complete years it may be withdrawn free of any surrender charge. For purchase payments held by us for less than six complete years, surrender charges are as follows (expressed as a percentage of net purchase payments withdrawn):

         Years Since Receipt of                      Surrender Charge
         Purchase Payment                               Percentage
         ----------------                               ----------
                  0                                         6%
                  1                                         5%
                  2                                         4%
                  3                                         3%
                  4                                         2%
                  5                                         1%
                  6                                         0%

Each contract year you can withdraw up to ten percent of the accumulated value of your Contract without having a surrender charge imposed. Up to twenty percent of your accumulated value may be withdrawn without a surrender charge if no withdrawals were made in the prior contract year.

Transfer fee:

There is no charge for the first 12 transfers during a contract year. For each transfer after 12, we reserve the right to charge a fee of $25.00 or 2% of the amount transferred, whichever is less. Transfers made pursuant to the dollar cost averaging, personal portfolio rebalancing or interest sweep programs are not included in determining the number of transfers that occur in a contract year.

Annual Contract Fee:

If the accumulated value of your Contract is less than $20,000, we charge a fee of $30.00 or 2% of accumulated value, whichever is less. If your accumulated value is $20,000 or greater, or if all assets are invested in the Fixed Account, the contract fee is waived.

Separate Account Annual Expenses:

Mortality and expense risk charge                    1.25%
Administrative expense charge                         .15%
                                                      ---
Total Separate Account annual expenses               1.40%



Investment Fund Expenses:
(expressed as a percentage of average daily net assets)




                                          Investment Management
                                                  and
                                           Administration Fees      Other Expenses     Total Expenses
                                          ---------------------     --------------     ---------------

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital Appreciation Fund              0.62%                   0.11%            0.73%
AIM V.I. Diversified Income Fund                0.60%                   0.23%            0.83%
AIM V.I. Global Growth and Income Fund*         1.00%                   0.34%            1.34%
AIM V.I. Government Securities Fund             0.50%                   0.40%            0.90%
AIM V.I. International Equity Fund              0.75%                   0.22%            0.97%
AIM V.I. Money Market Fund                      0.40%                   0.20%            0.60%
AIM V.I. Telecommunications and Technology Fund 1.00%                   0.27%            1.27%

*Without the fee waiver, other expenses were .37% and total expenses were 1.37%.


Examples

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

    (a) if you surrendered your contract after the end of the specified time period;
    (b) if you do not surrender your contract after the end of the specified time period;
    (c) if you annuitize after the end of the specified time period.

                                                     Time       Periods
                                         1 year      3 years    5 years     10 years
                                         ------      -------    -------     --------
AIM VARIABLE INSURANCE FUNDS


AIM V.I. Capital Appreciation Fund       (a)$77.09   (a)$107.01 (a)$139.33  (a)$258.58
                                         (b)$23.09   (b)$ 71.01 (b)$121.33  (b)$258.58
                                         (c)$77.09   (c)$107.01 (c)$121.33  (c)$258.58

AIM V.I. Diversified Income Fund         (a)$78.10   (a)$110.03 (a)$144.37  (a)$268.68
                                         (b)$24.10   (b)$ 74.03 (b)$126.37  (b)$268.68
                                         (c)$78.10   (c)$110.03 (c)$126.37  (c)$268.68

AIM V.I. Global Growth and Income Fund   (a)$83.19   (a)$125.27 (a)$169.67  (a)$318.52
                                         (b)$29.19   (b)$ 89.27 (b)$151.67  (b)$318.52
                                         (c)$83.19   (c)$125.27 (c)$151.67  (c)$318.52

AIM V.I. Government Securities Fund      (a)$78.80   (a)$112.13 (a)$147.88  (a)$275.69
                                         (b)$24.80   (b)$ 76.13 (b)$129.88  (b)$275.69
                                         (c)$78.80   (c)$112.13 (c)$129.88  (c)$275.69

AIM V.I. International Equity Fund       (a)$79.50   (a)$114.23 (a)$151.38  (a)$282.64
                                         (b)$25.50   (b)$ 78.23 (b)$133.38  (b)$282.64
                                         (c)$79.50   (c)$114.23 (c)$133.38  (c)$282.64

AIM V.I. Money Market Fund               (a)$75.79   (a)$103.07 (a)$132.74  (a)$245.28
                                         (b)$21.79   (b)$ 67.07 (b)$114.74  (b)$245.28
                                         (c)$75.79   (c)$103.07 (c)$114.74  (c)$245.28

AIM V.I. Telecommunications and
   Technology Fund                       (a)$82.50   (a)$123.19 (a)$166.23  (a)$311.85
                                         (b)$28.50   (b)$ 87.19 (b)$148.23  (b)$311.85
                                         (c)$82.50   (c)$123.19 (c)$148.23  (c)$311.85


Notes to Table of Fees and Expenses and Examples

1. For the purposes of calculating the values in the above examples, we have translated the administration fees into an annual asset charge of 0.070%, based on the total annual administrative charges collected in 1998 divided by the average total assets held under the Contracts offered by this Prospectus.

2. The purpose of the table above is to help you understand the costs and expenses that a variable annuity contract owner will bear directly or indirectly.

3. Note that the expense amounts in the examples are aggregate amounts for the Investment Funds for the number of years indicated.

4. For a more complete description of the Investment Funds' fees and expenses, see the Investment Funds' Prospectuses.

5. The examples above are not a representation of past or future expenses, and the Investment Funds' actual expenses may be higher or lower than those shown.

6. Neither the table nor the examples reflect any premium tax that may be applicable to a contract; such taxes currently range from 0% to 3.5%. For a complete description of Contract costs and expenses, see the section titled "Charges and Deductions," in this Prospectus.

                                   HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The Contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Funds. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit as well as other insurance related benefits. If you choose to have your money invested in the Investment Funds you will bear the entire investment risk.

The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis. You can make withdrawals during this phase. However, the earnings you take out will be taxed as income, and we may assess a surrender charge of up to 6% of the amount you withdraw. The income phase occurs when you begin receiving regular payments from your Contract.

You can choose to receive annuity payments on a variable basis, fixed basis or combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the Investment Funds you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments are level for the payout period.

Free Look. If you cancel your Contract within 10 days after receiving it (or whatever period is required in your state), we will give you back your purchase payments. In some states we are required to give you back the value of your contract that is invested in the Investment Funds plus any purchase payments you allocated to the Fixed Account.

Tax Penalty. The earnings in your Contract are not taxed until you take money out of your Contract. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on these earnings. Payments during the income phase are considered partly a return of your original investment.

Inquiries. If you need more information or require assistance after you purchase a contract, please contact us at:

         General American's Variable Annuity Administration Department
         P.0. Box 14490
         St. Louis, Missouri 63101
         (800) 237-6580.

All inquiries should include the Contract number and the name of the contract owner and/or the annuitant.

                                   THE COMPANY

We are an insurance company that is wholly-owned by GenAmerica Corporation. GenAmerica Corporation is wholly-owned by Metropolitan Life Insurance Company, a New York insurance company ("MetLife"). We were chartered in 1933 and since then have continuously engaged in the business of life insurance, annuities, and accident and health insurance. Our National Headquarters is located at 700 Market Street, St. Louis, Missouri 63101. The telephone number is 314-231-1700. We are licensed to do business in 49 states of the U.S., the District of Columbia, Puerto Rico, and are registered in Canada and licensed in the Provinces of Alberta, British Columbia, Manitoba, New Brunswick, Newfoundland, Nova Scotia, Ontario, Prince Edward Island, Quebec, and Saskatchewan.

We conduct a conventional life insurance business. Assets derived from our business should be considered by purchasers of variable annuity contracts only as bearing upon our ability to meet our obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Account.


MetLife is developing a plan under which it would convert from a mutual company to a publicly-held stock company. MetLife's conversion to a stock company, or "demutualization", is subject to policyholder and regulatory approval, as well as the satisfaction of certain other conditions. MetLife's contemplated demutualization will not affect our contractual obligations.

                            THE ANNUITY CONTRACTS

This Prospectus describes the variable annuity contracts that we are offering.

An annuity is a Contract between you, the owner, and us, the insurance company, where we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your Contract is in the accumulation phase. Once you begin receiving annuity payments, your Contract enters the income phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among the Investment Funds, and depending upon market conditions, you can make or lose money in any of these Investment Funds. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the investment performance of the Investment Fund(s) you select. If you select the fixed annuity portion of the Contract, the value will also depend upon the interest we credit to the Fixed Account.

The Contract is available to individuals seeking annuity contracts entitled to favorable tax treatment under the Code as traditional Individual Retirement Annuity (IRA) plans and qualified plans under Sections 401, 403(b) and 457. The Contract is also available to individuals not entitled to any special tax benefits under the Code. The rights and benefits of the Contracts are described below and in the Contract; however, General American reserves the right to make any modification to conform the Contract to, or to give the Contract Owner the benefit of, any Federal or state statute or any rule or regulation of the United States Treasury Department.

PURCHASE

You can purchase this Contract by completing an application and providing us with an initial purchase payment. We will not issue a Contract after the first day of the first month following the annuitant's 90th birthday.

Purchase Payments

The minimum initial purchase payment permitted is $2,000. Each purchase payment made thereafter must be for at least $100. The amount of purchase payments made in the first contract year may be limited to the greater of double your initial purchase payment or $25,000. Afterwards, the purchase payments allowed each contract year cannot exceed the annual equivalent of twice the amount of purchase payments made in the first contract year. Any purchase payments over this amount, or any purchase payments that would cause the accumulated value of your Contract to exceed $1,000,000, will be accepted after our prior approval.

You can make purchase payments at any time prior to:

     *    the annuity date;
     *    full surrender of the Contract; or
     *    your death or the death of the annuitant.

Instead of making the minimum initial purchase payment of $2,000, you may elect to deposit your initial purchase payment in monthly installments by means of a pre-authorized check ("PAC") procedure. Under a PAC procedure, amounts will be deducted each month from your checking account and applied as a purchase payment under your Contract. The PAC procedure can also be used to make additional purchase payment deposits. The minimum monthly PAC deduction must be at least $100 and you can cancel at any time by contacting us at least 5 business days prior to the next scheduled withdrawal.

Allocation of Purchase Payments

You specify how you want your purchase payments allocated. You may allocate each purchase payment to one or more of the Investment Funds and/or the Fixed Account. However, the requested allocations must be in whole number percentages and total 100%. The minimum initial allocation to any Investment Fund and/or the Fixed Account must be at least $500. You can change the allocation instructions for future purchase payments. If any of the investment options are no longer offered by us when you make an allocation, we will contact you to secure new allocations.

If the application is in good order, your initial purchase payment will be credited within two business days after we receive your application. However, if your application is not in good order (missing information, etc.), we may retain the initial purchase payment for up to five business days while attempting to complete the application. If the application cannot be made in good order within five business days, the initial purchase payment will be returned immediately to you unless you consent in writing to us retaining the initial purchase payment until the application is in good order. Subsequent purchase payments are credited within one business day.

Our business days are each day when both the New York Stock Exchange and us are open for business. Our business day ends when the New York Stock Exchange closes, usually 4:00 PM Eastern Time.

Account Continuation

Your Contract will stay in force until the earlier of the annuity date, surrender of the Contract, or your death or the death of the annuitant. However, we may cancel your Contract at the end of any two consecutive contract years when no purchase payments have been made if:

     (i) the total purchase payments made over the life of the Contract, less any withdrawals, are less than $2,000; and

     (ii) the accumulated value at the end of such two year period is less than $2,000.

Upon cancellation, we will pay you the accumulated value computed as of the valuation period when the cancellation occurs less any administrative charges. Cancellation of your Contract could have adverse tax consequences.

                               INVESTMENT OPTIONS

The Contract gives you the choice of allocating purchase payments to our Fixed Account, or to one or more of the Investment Funds listed below. Additional Investment Funds may be available in the future.

Each of these Investment Funds has a separate prospectus that is provided with this Prospectus. You should read the Investment Fund Prospectus before you decide to allocate your assets to the Investment Fund.

The investment objectives and policies of certain of the Investment Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

AIM Variable Insurance Funds

AIM Variable Insurance Funds is a management investment company with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each Portfolio. Each Portfolio pays Investment Management and Administration Fees to A I M Advisors, Inc. The following Portfolios are available under your contract:

        AIM V.I. Capital Appreciation Fund
        AIM V.I. Diversified Income Fund
        AIM V.I. Global Growth and Income Fund
        AIM V.I. Government Securities Fund
        AIM V.I. International Equity Fund
        AIM V.I. Money Market Fund
        AIM V.I. Telecommunications and Technology Fund (formerly, AIM V.I.
            Telecommunications Fund)

On October 15 and 22, 1999 pursuant to an Agreement and Plan of Reorganization approved by shareholders, the assets of the shares of GT Global Variable Investment Trust and GT Global Variable Investment Series were transferred to a corresponding series of AIM Variable Insurance Funds.


THERE IS NO ASSURANCE THAT ANY OF THE INVESTMENT FUNDS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES, OR THAT ATTAINMENT CAN BE SUSTAINED.

Shares of the Fund's may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

Fixed Account

Under the Fixed Account option, you choose among various time periods to which you allocate purchase payments or transfers. These time periods are established by us and are referred to as Guarantee Periods. Each Guarantee Period will have a duration of at least one year. The Guarantee Period selected will determine the interest rate we credit to your Contract. You may select one or more Guarantee Period(s) from among those we make available.

OUR MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF FUTURE GUARANTEED INTEREST RATES, EXCEPT THAT WE GUARANTEE THAT FUTURE INTEREST RATES WILL NOT BE BELOW 3% PER YEAR COMPOUNDED ANNUALLY.

Transfer Privilege

At any time during the accumulation period you may transfer all or part of your accumulated value to any of the Investment Funds and/or Fixed Account, subject to the following conditions:

     (1) transfers from the Fixed Account are not allowed during the first twelve months of the Guarantee Period you choose;

     (2) transfers must be made by written request or by telephone, provided we have a telephone authorization in good order completed by you;

     (3) transfers from an Investment Fund or a Guarantee Period of the Fixed Account must be for at least $500, or the entire amount if less than $500;

     (4) any accumulated value remaining in an Investment Fund or Guarantee Period of the Fixed Account may not be less than $500, or the request may be treated as a request to transfer the entire amount in that Investment Fund; and

     (5)  there is no limit to the number of transfers that you may request.

Transfers involving an Investment Fund may further be limited by additional terms and conditions imposed by the Investment Funds. You must instruct us as to what amounts you want transferred from each Investment Fund and Guarantee Period of the Fixed Account. A transfer will be effective on the date we receive your transfer request. We may revoke or modify the transfer privilege at any time, including the minimum amount for a transfer and the transfer charge, if any.

Dollar Cost Averaging

The dollar cost averaging program allows you to systematically transfer a set amount from a selected Investment Fund or the Fixed Account to any of the other Investment Funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Under the dollar cost averaging program you must designate at least $2,000 for investment. Transfers from the GT Global Money Market Fund, GT Global Variable Growth & Income Fund, GT Global Variable Strategic Income Fund, GT Global Variable Global Government Income Fund, the GT Global Variable U.S. Government Income Fund, or the Dollar Cost Averaging Guarantee Periods will continue until the dollar amount requested has been transferred or the accumulated value in the Investment Fund or Guarantee Period is exhausted, whichever is sooner. Dollar cost averaging transfer allocations for a Guarantee Period or Investment Fund which is no longer offered will remain in that Investment Fund until you change the allocation instructions.

Transfers made under the dollar cost averaging program are not taken into account in determining any applicable transfer fee. We reserve the right to modify, suspend, or terminate the dollar cost averaging program at any time.

Personal Portfolio Rebalancing

The accumulated value allocated to each Investment Fund increases or decreases at different rates depending on the investment performance of the Investment Fund. Personal portfolio rebalancing automatically reallocates the accumulated value in the Investment Funds and Guarantee Periods to maintain your selected allocation. The goal of the personal portfolio rebalancing is to assist you by selling from the Investment Funds that have appreciated most, and purchasing additional units in the Investment Funds or Guarantee Periods that have appreciated least.

You may choose the specific investment options that you want included in your personal portfolio. However, the personal portfolio must contain at least two investment options and may include all available investment options.

You may select rebalancing on a monthly, quarterly, semiannual, or annual basis. The minimum amount that will be transferred from any Investment Fund or Guarantee Period under this program is the greater of $50 or 0.5% of the accumulated value of that Investment Fund or Guarantee Period. Certain Investment Funds and personal portfolio rebalancing Guarantee Periods are available investment options under this program. The number of available investment options may change. The designated allocation can be changed at any time upon your written request.

Transfers made under the personal portfolio rebalancing program are not taken into account in determining any applicable transfer fee. We reserve the right to modify, suspend, or terminate the personal portfolio rebalancing program at any time. Participation in the personal portfolio rebalancing program does not assure that you will profit from purchases under the program nor will it prevent or lessen losses in a declining market.

Interest Sweep Option

Under this program we will automatically transfer earnings from selected Guarantee Periods in your Fixed Account, which are called Interest Sweep Guarantee Periods, to one or more selected Investment Funds. By allocating these earnings to the Investment Funds, you can pursue further growth in the value of your Contract through more aggressive investments. If you have allocated net purchase payments or transfers to more than one Interest Sweep Guarantee Period, the Interest Sweep transfer will occur from the oldest Interest Sweep Guarantee Period. We will transfer a minimum of $25 from the Interest Sweep Guarantee Period to the designated Investment Funds. These transfers can be made on a monthly, quarterly, semiannual, or annual basis.

Transfers made under the interest sweep program are not taken into account in determining any applicable transfer fee. We reserve the right to modify, suspend, or terminate the interest sweep program at any time. The interest sweep option does not assure profit and does not protect against loss in declining markets.

Additions, Deletions or Substitutions of Investments

We may be required to substitute one of the Investment Funds you have selected with another Investment Fund. We would not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an Investment Fund. We will give you notice of either of these actions.

                             CHARGES AND DEDUCTIONS

The full amount of your initial purchase payment, less any applicable tax, is invested in the investment option(s) you choose.

Administrative Charges

Annual Contract Fee . On the last day of each contract year, we deduct an annual contract fee, which we refer to as an account fee, to compensate us for expenses relating to the issue and maintenance of your Contract and your account. For contract years ending prior to December 31, 1999, we will deduct the lesser of $30 or 2% of the accumulated value of your Contract if your accumulated value is less than $20,000. Afterwards, the account fee may be adjusted annually subject to the following:

     * in no event will the fee be adjusted by more than the amount that reflects the change in the Consumer Price Index since December 31, 1992; and

     *    in no event will it exceed $50.

The account fee will be waived if your Contract has an accumulated value of $20,000 or more. Also, we will not deduct an account fee if you allocated all of the accumulated value of your Contract to our Fixed Account during the entire previous contract year. We will deduct the account fee if you make a full surrender of your Contract or upon your death or the annuitant's death.

During the income phase, the account fee will be deducted in equal amounts from each variable annuity payment made during the year. This deduction will not be made from fixed annuity payments.

Also, the net investment factor incorporates an administrative expense charge at the end of each valuation period (during both the accumulation period and after annuity payments begin) at an annual rate of 0.15% to reimburse us for those administrative expenses attributable to your Contract, your account, and the separate accounts which exceed the revenues received from the account fee. We believe the administrative expense charge and the account fee have been set at a level that will recover no more than the actual costs of administering your Contract.

Special Handling Fees

We reserve the right to charge a special handling fee to recover costs associated with certain activities and requests. These activities and requests include: wire transfer charges ($11.50), checks returned to us for insufficient funds ($15), Interest Change Adjustment estimations in excess of four annually ($10), minimum distribution calculations ($10), annuitization calculations in excess of four annually ($10), duplicate contracts ($25), and additional copies of confirmation notices or quarterly statements (currently no charge).

This fee will be deducted from the first available option in this list:

         (a)  Money Market Fund;
         (b)  Variable Fund with the largest accumulated value;
         (c)  Guaranteed Interest Option.

The fee for special handling will not exceed $50 per request. We do not expect to profit from these charges.

Surrender Charge (Contingent Deferred Sales Charge)

We may deduct a surrender charge on certain surrenders and withdrawals to cover our expenses relating to the sale of the Contracts, including commissions to registered representatives and other promotional expenses.

When you make a full surrender of your Contract or partial withdrawal of accumulated value, we will apply a surrender charge to the gross withdrawal amount, excluding any applicable charges from the Fixed Account or administrative charges. This surrender charge will apply to purchase payments made within six complete years measured from the date the purchase payment is received by us. The surrender charge schedule is as follows:

     Complete Years Since Receipt                     Surrender
     of  Purchase Payment                          Charge Percentage
     --------------------                          -----------------
              0                                            6%
              1                                            5%
              2                                            4%
              3                                            3%
              4                                            2%
              5                                            1%
              6+                                           0%

When you make a surrender or partial withdrawal, the amounts that you withdraw will be done on a "first in first out" (FIFO) basis. Purchase payments which we received more than six years before the date of your withdrawal will not be subject to a surrender charge. If you withdraw all of your purchase payments, further withdrawals will be made from your earnings without incurring a surrender charge. If your accumulated value is less than the purchase payments subject to a surrender charge, the surrender charge will only be applied to your accumulated value.

We will not assess a surrender charge in the event of annuitization with us after three contract years, or on death of the annuitant if the date of issue is prior to the annuitant's 80th birthday. Currently, however, we assess surrender charges upon annuitization within three contract years only if Annuity Option 4 (Income for a Fixed Period) is chosen with annuity payments for a period of less than ten years.

If revenues from surrender charges are not sufficient to cover certain sales-related expenses, we will bear the shortfall. If the revenues from surrender charges exceed such expenses, we will retain the excess. We do not currently believe that the surrender charge revenues will cover the expected sales-related expenses.

Interest Change Adjustment

If you make a full surrender or partial withdrawal from the Fixed Account before thirty days prior to the expiration date of the Guarantee Period you selected, you may be subject to an Interest Change Adjustment deduction.

Charge-Free Amounts

You can withdraw up to 10% of your accumulated value each year without incurring a surrender charge. We refer to this as the charge-free amount. After your first contract anniversary, you can withdraw up to 20% of your accumulated value without charge if you did not make any charge-free withdrawals in the prior contract year.

The charge-free amounts withdrawn will not reduce the purchase payments still subject to a surrender charge. The charge-free amount does not apply upon full surrender.

Reduction of Surrender Charge for Contracts Issued Under Group or Sponsored Arrangements

Contracts may be sold to members of a class of associated individuals or to a trustee, an employer, or some other entity representing such a class. We may waive or reduce the surrender charge on some policies when the sales efforts and administrative costs are lower due to various factors such as:

     * the expected number of participants and the amount of premium payments anticipated;

     *    the nature of the group, association or class;

     *    the expected  persistency and the possibility of favorable  mortality;
          and

     *    the amount and timing of the premium payment; and any selling cost.

Any reductions will be made uniformly to all individuals falling in the class benefitting from the reduction. We may also modify the criteria for qualification for sales charge reductions as experience is gained, subject to the limit that such reductions will not be unfavorably discriminatory against the interest of any contract owner.

Mortality and Expense Risk Charge

During the accumulation period and after annuity payments begin, the net investment factor incorporates charges to cover mortality and expense risk at the end of each valuation period as a percentage of the accumulated value in the Investment Funds. This charge is 1.25% annually (1.00% for mortality risk and
 .25% for expense risk).

The mortality risk that we assume is that annuitants may live for a longer period of time than estimated when the guarantees in your Contract were established. Because of these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a death benefit if the annuitant dies before the annuity date. The expense risk that we assume is the risk that the surrender charge and administrative charges will be insufficient to cover actual future expenses.

Transfer Fees

For each transfer in excess of twelve during the contract year, we charge an amount equal to the lesser of $25 or 2% of the amount transferred. Transfers made under the dollar cost averaging program, the personal portfolio rebalancing program, or the interest sweep program are not included in determining the amount of transfers. Transfers from the Fixed Account may be subject to an Interest Change Adjustment deduction.

Fees and Expenses of the Funds

There are deductions from and expenses paid out of the assets of the various Investment Funds, which are described in the attached fund prospectuses.

Premium Tax

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of your contract for them. Some of these taxes are due when your Contract is issued, and others are due when annuity payments begin. When a premium tax is due at the time you make a purchase payment, we will deduct from the payment such tax. Premium taxes generally range from 0% to 3.5%, depending on the state.

We reserve the right to defer or waive the charge assessed for premium tax in certain jurisdictions until your Contract is surrendered or until your death. We will notify you in writing before exercising our right to collect deferred premium tax from the accumulated value.

Other Taxes

We charge in the future for any tax or economic burden we incur attributable to the separate accounts or to the Contracts.

                                VARIABLE ACCOUNT
Accumulation Units

We will establish an account in your name for each Investment Fund to which you allocate purchase payments or transfer amounts. Purchase payments and transfer amounts are allocated to Investment Funds and credited in the form of accumulation units.

The number of accumulation units credited to each account is determined by dividing the purchase payment or transfer amount for the account by the value of an accumulation unit for that Investment Fund for the valuation period during which the purchase payment or transfer request is credited. The number of accumulation units in any account will be increased at the end of a valuation period by any purchase payments allocated to the corresponding Investment Fund during that valuation period and by any accumulated value transferred to that Investment Fund from another Investment Fund or from a guarantee period during that valuation period. The number of accumulation units in any account will be decreased at the end of a valuation period by any transfers of accumulated value out of the corresponding Investment Fund, by any partial withdrawals or surrenders from that Investment Fund, and by any administrative charges or surrender charge deducted from that Investment Fund during that valuation period.

Value of Accumulation Units

The value of accumulation units in each Investment Fund will vary from one valuation period to the next depending upon the investment results of the particular Investment Fund. The value of an accumulation unit for each Investment Fund was arbitrarily set at $12 for the first valuation period. The value of an accumulation unit for any subsequent valuation period is determined by multiplying the value of an accumulation unit for the immediately preceding valuation period by the net investment factor for such Investment Fund for the valuation period for which the value is being determined.

Net Investment Factor

Each business day we will calculate each Investment Fund's net investment factor. An Investment Fund's net investment factor measures its investment performance during a valuation period. The net investment factor for each investment fund for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

     Where (a) is: (1) the net asset value per share of an Investment Fund share held in the Investment Fund determined at the end of the current valuation period, plus (2) the per share amount of any dividend or capital gain distribution made by an Investment Fund on shares held in the Investment Fund if the "ex-dividend" date occurs during the current valuation period.

     Where (b) is: the net asset value per share of an Investment Fund share held in the Investment Fund determined as of the end of the immediately preceding valuation period.

     Where (c) is: a factor representing the charges deducted from the Investment Fund on a daily basis for mortality and expense risks and administrative expenses. Such factor is equal, on an annual basis, to 1.40% (1.25% for mortality and expense risk and 0.15% for administrative expenses).

The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same. The value of an annuity unit, described in the Statement of Additional Information, is also affected by the net investment factor.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     *    by making a withdrawal (either a partial or a complete withdrawal);

     *    when a death benefit is paid; or

     *    by electing to receive annuity payments.

Surrenders and Partial Withdrawals

You may surrender your Contract or make a partial withdrawal to receive all or part of the accumulated value of your Contract at any time before you begin receiving annuity payments and while the annuitant is living.

A full surrender will result in a cash withdrawal payment equal to the accumulated value of your Contract, less any applicable administrative charges, interest charge adjustment, and surrender charge. If you request a partial withdrawal, it will result in a reduction in your accumulated value equal to the amount you receive plus any applicable surrender charge, administrative charges and interest change adjustment.

There is no limit on the frequency of partial withdrawals. However, the minimum amount that you may withdraw is $500 or your entire balance in the Investment Fund or Guarantee Period, if less. If you do not tell us otherwise, the amounts that we will withdraw from the Investment Funds will be on a pro rata basis. If you make a partial withdrawal from the Fixed Account, you may be subject to further limitations.

If, after the withdrawal (and deduction of any applicable administrative charges, interest change adjustment and surrender charge), the amount remaining in the Investment Fund is less than $500, we may treat the partial withdrawal as a withdrawal of the entire amount held in the Investment Fund. If a partial withdrawal plus any applicable administrative charges, interest change adjustment and surrender charge would reduce the accumulated value to less than $500, we may treat the partial withdrawal as a full surrender of your Contract.

The amount you receive can be less than the amount requested if your accumulated value is insufficient to cover applicable charges. Any withdrawal request cannot exceed the accumulated value of your Contract. If a partial withdrawal would result in the remaining accumulated value being lower than the surrender charges due, the partial withdrawal request will be treated as a full surrender.

We will, upon request, provide you with an estimate of the amounts that would be payable in the event of a full surrender or partial withdrawal. We reserve the right to charge a reasonable fee to recover the administrative expenses associated with these requests.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make. If at the time you make a written request for a full surrender or a partial withdrawal, you do not provide us with a written election not to have Federal income taxes withheld, we must by law withhold such taxes from the taxable portion of any surrender or withdrawal.

Systematic Withdrawal Plan

We administer a systematic withdrawal plan ("SWP") which allows you to authorize periodic withdrawals during the accumulation period. If you enter into a SWP agreement, you will instruct us to withdraw selected amounts from your Contract on a monthly, quarterly, semiannual or annual basis. In requesting a SWP, you must specify the amounts to be withdrawn from each Investment Fund and Guarantee Period, if any. If you do not specify, the total amount including any applicable surrender charges will be deducted from all Investment Funds pro-rata. Currently, the SWP is available if you request a minimum $200 periodic withdrawal. Amounts withdrawn may be subject to a surrender charge. Amounts withdrawn from the Fixed Account may be subject to the interest change adjustment and other restrictions. Withdrawals taken under the SWP may also be subject to the 10% Federal penalty tax on early withdrawals and to income taxes. The SWP may be terminated at any time by you or us.



                                  DEATH BENEFIT

In every case of death, we must receive proof of your death or the death of the annuitant before we are obliged to act.

Death of a Contract Owner who is the Annuitant .

If you die during the accumulation phase, and if your surviving spouse is the beneficiary, the spouse may continue the Contract as the new owner. The death benefit, if more than the accumulated value, will be paid to the surviving spouse by crediting the Contract with an amount equal to the difference between the death benefit and the accumulated value. If your surviving spouse is not the beneficiary, the death benefit will become payable to the beneficiary.

If you die during the income phase, we will not pay a death benefit except as may be provided under the annuity option elected.

Death of a Contract Owner who is not the Annuitant .

If a you die during the accumulation phase, and if your surviving spouse is the annuitant, the spouse may continue the Contract as the new owner. If your surviving spouse is not the Annuitant, the accumulated value, less any applicable administration fees, interest change adjustment, or surrender charge, will be distributed to the beneficiary.

If you die during the income phase, we will not pay a death benefit.

Death of the Annuitant who is not a Contract Owner .

If the Annuitant dies during the accumulation phase and before you or any joint owner, the death benefit is paid to the beneficiary. The beneficiary may elect to receive these benefits through one of the annuity options available under the Contract or in a single lump sum. If an election is not made by written request within one year after the death of the annuitant, the death benefit will be paid in a single lump sum.

If the Annuitant dies during the income phase, we will not pay a death benefit except as may be provided under the annuity option elected.

Other provisions .

Except as otherwise provided above, payments made under the death benefit provisions will be made in one lump sum and must be made within 5 years after the date of your death or that of the Annuitant. If, however, you or your beneficiary make a written choice of one of the two options described below, we will treat the proceeds as you or your beneficiary has chosen. The two options are:

     (i) Leave the proceeds of the Contract with us. The entire accumulated value must be paid in a lump sum to the beneficiary before the end of the fifth year after your death or that of the annuitant's death.

     (ii) Apply the proceeds to create an immediate annuity for the beneficiary, who will be the owner and annuitant. Payments under the annuity, or under any other method of payment we make available, must be for the life of the beneficiary, or for a number of years that is not more than the life expectancy of the beneficiary (as determined for Federal tax purposes) at the time of your death, and must begin within one year after your death or that of the annuitant's.

Amount of Death Benefit

If your Contract is issued on or after the annuitant's 80th birthday, the death benefit amount is the accumulated value, less any applicable interest change adjustment, surrender charge or administrative charges.

If your Contract is issued before the annuitant's 80th birthday, the death benefit amount is the amount described below, less any applicable interest change adjustment and administrative charges. The death benefit amount for the first contract year is the greater of:

          (a) the sum of all net purchase payments made, less any amounts deducted through partial withdrawals; or

          (b)  the accumulated value of your Contract.

After the first year, the death benefit amount will be the greater of:

          (a)  the accumulated value of your Contract; or

          (b)  the death benefit reset amount.

The first death benefit reset amount will be determined on the last day of the first Contract Year and will be the greater of a) the accumulated value or b) the sum of all net purchase payments less any amounts withdrawn. Thereafter, the death benefit reset amount will be the greater of a) the accumulated value on the last day of the Contract Year or b) the prior death benefit reset amount plus any net purchase payments less withdrawals since the prior death benefit reset amount was determined.

If the Contract was issued prior to the annuitant's 75th birthday, the death benefit reset will occur on the last day of each Contract Year until the annuitant's 80th birthday. After age 80, the death benefit reset will occur every six Contract Years measured from the date the Contract was issued. However, if the Contract was issued on or after the annuitant's 75th birthday, the death benefit reset amount will continue to be the amount which was calculated on the last day of the Contract Year prior to the annuitant's 80th birthday and will not be redetermined.

The death benefit amount is determined as of the date due proof of death, Written Request for payment and all other requirements have been received at our Annuity Service Office.

Contracts Issued Under Section 401/457 of the Code

If the annuitant dies during the accumulation phase the death benefit will equal the accumulated value, less any applicable interest change adjustment, surrender charge, or administrative charges for Contracts issued under Section 401 or 457 of the Code with multiple participants.

                               ANNUITY PROVISIONS

The accumulated value on the annuity date, less any applicable administration charges, interest change adjustment, surrender charge and premium tax will be applied to an annuity option. Currently, we assess surrender charges only if Annuity Option 4 (Income for a Fixed Period) is chosen with annuity payments lasting for a period of less than ten years.

Annuity Date

Annuity payments will begin on the annuity date, unless your Contract has been surrendered or the proceeds have been paid to the designated beneficiary prior to that date. The annuity date must be on the later of the first day of the first month following the annuitant's 85th birthday or upon completion of five contract years measured from the date of issue. Under certain qualified arrangements, distributions may be required before the annuity date. You may change the annuity date.

Annuity Options

The annuity option may be elected or changed if it was not irrevocable by written request, provided the annuitant is still alive. Election of an annuity option must be made before thirty days before the annuity date.

Currently, the minimum amount which you may apply under an annuity option is $5,000 and the minimum annuity payment is $50. If the accumulated value of your Contract is less than $5,000 when the annuity date arrives, we will make a lump sum payment of the remaining amount to you. If at any time payments are, or become, less than $50, we may change the frequency of payments to intervals that will result in payments of at least $50. We reserve the right to change these requirements.

The following options are currently available:

     Option 1 - Life Annuity - An annuity payable in monthly, quarterly, semi-annual or annual payments during the lifetime of the annuitant, ceasing with the last installment due prior to the death of the annuitant. Since there is no provision for a minimum number of payments under this annuity option, the payee would receive only one payment if the annuitant died prior to the due date of the second payment, two payments if the annuitant died prior to the due date of the third payment, etc.

     Option 2 - Life Annuity with 60, 120, 180, or 240 Monthly Payments Guaranteed - An annuity payable in monthly, quarterly, semi-annual, or annual payments during the lifetime of the annuitant, with the guarantee that if, at the death of the annuitant, payments have been made for less than 60 months, 120 months, 180 months, or 240 months, as elected, payments will be continued to the beneficiary during the remainder of the elected period.

     Option 3 - Joint and Survivor Income for Life - An annuity payable in monthly, quarterly, semi-annual, or annual payments while both the annuitant and a second person remain alive, and thereafter during the remaining lifetime of the survivor, ceasing with the last installment due prior to the death of the survivor. If the primary payee dies after payments begin, full payments or payments of 1/2 or 2/3, (whichever you elected when applying for this option) will continue to the other payee during his or her lifetime. Since there is no provision for a minimum number of payments under Annuity Option 3, the payees would receive only one payment if both the annuitant and the second person died prior to the due date of the second payment, two payments if they died prior to the due date of the third payment, etc.

     Option 4 - Income for a Fixed Period - An annuity payable in annual, semiannual, quarterly, or monthly payments over a specified number of years, not less than five nor more than thirty. When a variable annuity basis is selected, a mortality and expense risk charge continues to be assessed, even though we incur no mortality risk under this option.

With respect to any Option not involving a life contingency (e.g., Option 4 - Income for a Fixed Period), you may elect to have the present value of the guaranteed monthly annuity payments remaining, as of the date we receive proof of the claim, commuted and paid in a lump sum.

Value of Variable Annuity Payments

The dollar amount of your payment from the Investment Fund(s) will depend upon four things:

     * the value of your Contract in the Investment Fund(s) on the annuity commencement date;

     * the 4% assumed investment rate used in the annuity table for the Contract; and

     *    the performance of the Investment Funds you selected; and

     * if permitted in your state and under the type of Contract you have purchased, the age and sex of the annuitant(s).

If the actual performance exceeds the 4% assumed rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 4% plus the amount of the deductions, your annuity payments will decrease.

The value of all payments (both guaranteed and variable) will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

The method of computation of variable annuity payments is described in more detail in the Statement of Additional Information.

                              FEDERAL TAX MATTERS

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

Under non-qualified contracts, you, as the owner, are not taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified Contract.

Withdrawals -  Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2)  paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6)  which come from purchase payments made prior to August 14, 1982.

Withdrawals -  Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 59 1/2;
     (2)  paid after you die;
     (3) paid if you become totally disabled (as that term is defined in the Code);
     (4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;
     (5) paid to you after you have attained age 55 and you have left your employment;
     (6)  paid for certain allowable medical expenses (as defined in the Code);
     (7)  paid pursuant to a qualified domestic relations order;
     (8)  paid on account of an IRS levy upon the qualified contract;
     (9)  paid from an IRA for medical insurance (as defined in the Code);
     (10) paid from an IRA for qualified higher education expenses; or
     (11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The  exceptions in (5) and (7) above do not apply to IRAs. The exception in
(4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals -  Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

         (1)      reaches age 59 1/2;
         (2)      leaves his/her job;
         (3)      dies;
         (4)      becomes disabled (as that term is defined in the Code); or
         (5)      in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Funds are managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the Investment Funds. If you are considered owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select Investment Funds, to make transfers among the Investment Funds or the number and type of Investment Funds owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the Investment Funds.

Types of Qualified Contracts

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.

Section 403(b) Plans

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. Furthermore there are additional restrictions regarding transferability, distributions, nondiscrimination and withdrawals.

Corporate Pension and Profit Sharing Plans and H.R. 10 Plans

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

Deferred Compensation Plans

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

          attains age 70 1/2,
          separates from service,
          dies, or
          suffers an unforeseeable financial emergency as defined in the Code.

Furthermore,   the  Code  provides  additional   requirements  and  restrictions
regarding eligibility, contributions and distributions.


                            YIELDS AND TOTAL RETURNS

We periodically advertise performance of the various Investment Funds. We will calculate performance by determining the percentage change in the accumulated value for selected periods. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any surrender charge. The deduction of any surrender charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the mortality and expense charges, and surrender charges.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

OTHER INFORMATION

The Separate Accounts

The Separate Accounts were established on May 28, 1992, pursuant to authorization by our Board of Directors. The Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve supervision of the management, investment practices, policies of the Separate Accounts, or of us by the SEC.

Purchase payments may be received by the Separate Accounts from individual variable annuity contracts that are Qualified Contracts entitled to favorable tax treatments under the Code and also from individual variable annuity contracts not entitled to any special tax benefits. Any such purchase payments are pooled together and invested separately from our General Account (the general assets of the insurance company other than separate account assets). The persons participating in the variable portion of these Contracts look to the investment experience of the assets in the Separate Accounts.

Under Missouri law, the net assets of the Separate Accounts are held for the exclusive benefit of the owners of the Contracts and for the persons entitled to annuity payments which reflect the investment results of the Separate Accounts. That portion of the assets of each Separate Account equal to the reserves and other liabilities under the Contracts participating in it is not chargeable with liabilities arising out of any other business that we may conduct. The income, gains, and losses, whether or not realized, from the assets of each Investment Fund of a Separate Account are credited to or charged against that Investment Fund without regard to any other income, gains, or losses.

Separate Account  Twenty-Eight currently has three Investment Funds.  They are:


        AIM V.I. Diversified Income Fund
        AIM V.I. Government Securities Fund
        AIM V.I. Money Market Fund

Separate Account Twenty-Nine currently has four Investment Funds.  They are:

       AIM V.I. International Equity Fund
       AIM V.I. Capital Appreciation Fund
       AIM V.I. Telecommunications and Technology Fund
       AIM V.I. Global Growth and Income Fund

These are the only Investment Funds currently available under the Contracts.

Principal Underwriter

As of May 1, 1999, Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is one of our affiliates. Life Sales will pay distribution compensation to selling broker/dealers in varying amounts which under normal circumstances are not expected to exceed 5.25% of purchase payments for such Contracts, plus 0.25% of the contract value in all Investment Funds per year. As an alternative, Life Sales may pay distribution compensation to selected broker/dealers in amounts which are not expected to exceed 6.0% of purchase payments for such Contracts, with no residual payments.

Voting Rights

We are the legal owner of the Investment Fund shares. However, we believe that when an Investment Fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Written Notice or Written Request

A written notice or written request is any notice or request that you send to us requesting any changes or making any request affecting your Contract. Such a request or notice must be in a format and content acceptable to us.

Assignments and Changes of Ownership

With respect to nonqualified individual Contracts, an assignment or change in ownership of the Contract or of any interest in it will not bind us unless:

     (1)  it is made in a written instrument;

     (2) the original instrument or a certified copy is filed at our Annuity Service Office; and

     (3)  we send you a receipt.

We are not responsible for the validity of any assignment. If a claim is based on an assignment or change of ownership, proof of interest of the claimant may be required. A valid assignment will take precedence over any claim of a beneficiary. Any amounts due under a valid assignment will be paid in one lump sum.

With respect to all other Contracts, the Contract Owner may not transfer, sell, assign, discount, or pledge a Contract for a loan or a security for the performance of an obligation or any other purpose, to any person other than to us at our Annuity Service Office.

Any request received by us which is not specifically addressed in an assignment document must be in writing and signed by both the assignor and the assignee.

Ownership

You, as the owner of the contract, have all the rights under the contract. Prior to the Annuity Commencement Date, the owner is as designated at the time the contract is issued, unless changed. If there are joint owners, any rights of ownership must be done by joint action.

The Beneficiary

The beneficiary is the person or legal entity that may receive benefits under the Contract in the event of the annuitant's or your death. The original beneficiary is named in the Contract Application. Subject to any assignment of a Contract, you may change the beneficiary designation during the lifetime of the annuitant by the filing of a written request acceptable to us at our Annuity Service Office. If Annuity Option 3 (Joint and Survivor Income for Life) is selected, the designation of the second annuitant may not be changed after annuity payments begin. If the beneficiary designation is changed, we reserve the right to require that the Contract be returned for endorsement. A beneficiary who becomes entitled to receive benefits under the Contract may also designate, in the same manner, a second beneficiary to receive any benefits which may become payable under the Contract to him or her by reason of the primary beneficiary's death. If a beneficiary has not been designated by you or if a beneficiary so designated is not living on the date a lump sum death benefit is payable or on the date any annuity payments are to be made, the beneficiary shall be your estate.

Deferment of Payment

We may be required to suspend or postpone payments for surrenders or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.   trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the Investment Funds is not reasonably practicable or we cannot reasonably value the shares of the Investment Funds;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may also delay the payment of a surrender or partial withdrawal from the Fixed Account for up to six months from receipt of written request. If payment is delayed, the amount due will continue to be credited with the rate of interest then credited to the General Account until the payment is made.


Financial Statements

The financial statements for General American and both Separate Accounts Twenty-Eight and Twenty-Nine (as well as the auditors' reports thereon) are included in the Statement of Additional Information.

Statement of Additional Information - Table of Contents

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

COMPANY

EXPERTS

DISTRIBUTION
      Reduction of the Surrender Charge

PERFORMANCE INFORMATION
      Total Return
      Money Market Yield
      Yields of Other Investment Funds
      Historical Unit Values
      Effect of the Annual Contract Fee

FEDERAL TAX STATUS
      General
      Diversification
      Multiple Contracts

      Partial 1035 Exchanges
      Contracts Owned by Other than Natural Persons
      Tax Treatment of Assignments
      Death Benefits
      Income Tax Withholding
      Tax Treatment of Withdrawals - Non-Qualified Contracts
      Qualified Plans
      Tax Treatment of Withdrawals - Qualified Contracts
      Tax-Sheltered Annuities - Withdrawal Limitations

ANNUITY PROVISIONS
      Computation of the Value of an Annuity Unit
      Determination of the Amount of the First Annuity Installment Determination of the Fluctuating Values of the Annuity Installments

GENERAL MATTERS
      Participating
      Incorrect Age or Sex
      Annuity data
      Quarterly Reports
      Incontestability
      Ownership
      Reinstatement

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL PROCEEDINGS

FINANCIAL STATEMENTS

OTHER INFORMATION

FINANCIAL STATEMENTS



                                   APPENDIX A

Example of Surrender Charge Calculations

This example assumes that the date of the full surrender or partial withdrawal is during the 10th Contact Year.

    1                     2            3                     4
    -                     -            -                     -
    1                 $2,000           0%                      $0
    2                 $2,000           0%                      $0
    3                 $2,000           0%                      $0
    4                 $2,000           0%                      $0
    5                 $2,000           1%                  $20.00
    6                 $2,000           2%                  $40.00
    7                 $2,000           3%                  $60.00
    8                 $2,000           4%                  $80.00
    9                 $2,000           5%                 $100.00
    10                $2,000           6%                 $120.00
                      ------                              -------
                      $20,000                             $420.00

Explanation of Columns in Table

Column 1:
Represents Contract Years

Column 2:
Represents amounts of Net Purchase Payments. Each Net Purchase Payment is made on the first day of each Contract Year.

Column 3:
Represents the surrender charge percentages imposed on the amounts in Column 2.

Column 4:
Represents the surrender charge imposed on each Net Purchase Payment. It is determined by multiplying the amount in Column 2 by the percentage in Column 3.

For example, the surrender charge imposed on Net Purchase Payment 7

= Net Purchase Payment 7 Column 2 x Net Purchase Payment 7 Column 3
= $2,000 x 3%
= $60

Full Surrender

The total of Column 4, $420, represents the total amount of surrender charge imposed on Net Purchase Payments in this example. No free amount is allowed upon full surrender. If the Accumulated Value is $30,000, the amount received upon surrender would be $29,580, less any applicable interest change adjustment or administrative fees.

Partial Withdrawal

The sum of amounts in Column 4 for as many Net Purchase Payments as are liquidated reflects the surrender charge imposed in the case of a partial withdrawal.

If the Accumulated Value is $30,000, $6,000 can be withdrawn without incurring a surrender charge ("free amount"). This assumes that there have been at least two Contract Years since January 1, 1996, and no free amounts have been withdrawn in the prior contract year. The free amount does not reduce premiums still subject to charge.

For example, if $20,000 were withdrawn, the first $6,000 represents the free amount. The next $14,000 would be a withdrawal of the first seven Net Purchase Payments. The amount of surrender charges imposed would be the sum of amounts in Column 4 for Net Purchase Payments 1, 2, 3, 4, 5, 6, and 7 which is $120.

The amount received would be $19,880, less any applicable interest change adjustment.

Full Surrender following Partial Withdrawal

The Accumulated Value remaining after the partial withdrawal is $10,000. The first seven Net Purchase Payments were withdrawn as part of the partial withdrawal. If the Contract is fully surrendered in the 10th Contract Year after the partial withdrawal, the remaining three Net Purchase Payments will incur a surrender charge equal to the sum of the amounts in Column 4 for Net Purchase Payments 8, 9, and 10, which is $300.

The amount received would be $9,700, less any applicable interest change adjustment or administrative fees.


HISTORICAL CHARTS OF UNITS AND UNIT VALUES

The initial value of an accumulation unit in Separate Account Twenty-Eight and Separate Account Twenty-Nine was set as $12.00. The charts below show accumulation unit values and the numbers of units outstanding from inception of certain Investment Funds through December 31, 1999. On October 15 and 22, 1999, pursuant to an Agreement and Plan of Reorganization approved by shareholders, the assets of the shares of GT Global Variable Investment Trust and GT Global Variable Investment Series were transferred to a corresponding series of AIM Variable Insurance Funds.

Chart 1 - Separate Account Twenty-Eight

                                                                                                   Total Units
                                                Accumulation            Accumulation              Outstanding,
                                                  Unit Value:            Unit Value:             End of Period
                                    Year    Beginning of Period        End of Period             (in thousands)
                                    ----    -------------------        -------------             --------------

 AIM V.I. Money Market Fund         1999             14.53                    14.64                     1,237
 Money Market Fund                  1999             14.22                    14.53                         0
                                    1998             13.75                    14.22                     2,024
                                    1997             13.30                    13.75                     1,943
                                    1996             12.87                    13.30                     1,490
                                    1995             12.40                    12.87                     1,158
                                    1994             12.15                    12.40                     1,572
                                    1993             12.00*                   12.15                       303

AIM V.I. Diversified Income Fund    1999             17.29                    17.44                       826
Variable Strategic Income Fund      1999             18.09                    17.29                         0
                                    1998             18.45                    18.09                     1,179
                                    1997             17.46                    18.45                     1,505
                                    1996             14.56                    17.46                     1,807
                                    1995             12.36                    14.56                     1,737
                                    1994             15.11                    12.36                     1,886
                                    1993             12.00*                   15.11                     1,187

Variable Global Government Income   1999             15.96                    14.68                         0
  Fund                              1998             14.36                    15.96                       552
                                    1997             13.95                    14.36                       571
                                    1996             13.33                    13.95                       743
                                    1995             11.66                    13.33                       893
                                    1994             12.95                    11.66                       825
                                    1993             12.00*                   12.95                       464

AIM V.I. Government Securities Fund 1999             14.59                    14.61                       262
Variable U.S. Government Income     1999             15.27                    14.59                         0
  Fund                              1998             14.19                    15.27                       483
                                    1997             13.29                    14.19                       515
                                    1996             13.18                    13.29                       410
                                    1995             11.65                    13.18                       452
                                    1994             12.61                    11.65                       205
                                    1993             12.00*                   12.61                        69

*    At inception on February 10, 1993.

Chart 2  Separate Account Twenty-Nine
                                                                                                 Total Units
                                            Accumulation               Accumulation              Outstanding,
                                            Unit Value:                Unit Value:               End of Period
                                    Year    Beginning of Period        End of Period             (in thousands)
                                    ----    -------------------        -------------             --------------

Variable New Pacific Fund           1999              8.52                    9.08                           0
                                    1998             10.11                    8.52                       1,146
                                    1997             17.41                   10.11                       1,518
                                    1996             13.48                   17.41                       1,776
                                    1995             13.70                   13.48                       1,687
                                    1994             15.87                   13.70                       1,410
                                    1993             12.00*                  15.87                         492

Variable Europe Fund                1999             26.78                   25.30                           0
                                    1998             23.41                   26.78                       1,210
                                    1997             20.62                   23.41                       1,166
                                    1996             16.05                   20.62                       1,182
                                    1995             14.84                   16.05                         970
                                    1994             15.14                   14.84                       1,007
                                    1993             12.00*                  15.14                         349

AIM V.I. Capital Appreciation Fund  1999             30.87                   42.44                         911
Variable America Fund               1999             27.80                   30.87                           0
                                    1998             26.08                   27.80                       1,458
                                    1997             23.02                   26.08                       1,679
                                    1996             19.69                   23.02                       1,802
                                    1995             15.93                   19.69                       1,906
                                    1994             13.59                   15.93                         953
                                    1993             12.00*                  13.59                         117

AIM Global Growth and Income Fund   1999             21.27                   23.27                       1,319
Variable Growth & Income Fund       1999             23.61                   21.27                           0
                                    1998             20.02                   23.61                       2,342
                                    1997             17.47                   20.02                       2,506
                                    1996             15.23                   17.47                       2,080
                                    1995             13.37                   15.23                       2,002
                                    1994             13.96                   13.37                       1,908
                                    1993             12.00*                  13.96                         827

Variable Latin America Fund         1999             11.03                   12.87                           0
                                    1998             19.18                   11.03                         806
                                    1997             16.98                   19.18                       1,429
                                    1996             14.06                   16.98                       1,292
                                    1995             18.79                   14.06                       1,380
                                    1994             17.46                   18.79                       1,412
                                    1993             12.00*                  17.46                         463


AIM V.I. Telecommunications and
   Technology Fund                  1999             34.09                   54.79                       1,953
Variable Telecommunications Fund    1999             26.89                   34.09                           0
                                    1998             22.33                   26.89                       2,558
                                    1997             19.76                   22.33                       3,030
                                    1996             16.79                   19.76                       3,177
                                    1995             13.77                   16.79                       3,019
                                    1994             13.03                   13.77                       2,612
                                    1993             12.00*                  13.03                         605

AIM V.I. International Equity Fund  1999             13.02                   17.83                       3,154
Variable International Fund         1999             12.11                   13.02                           0
                                    1998             12.34                   12.11                         581
                                    1997             11.70                   12.34                         454
                                    1996             10.94                   11.70                         384
                                    1995             11.22                   10.94                         314
                                    1994             12.00                   11.22                         172

Variable Emerging Markets Fund      1999              7.44                    9.00                           0
                                    1998             11.96                    7.44                         739
                                    1997             14.06                   11.96                       1,361
                                    1996             10.88                   14.06                       1,234
                                    1995             11.93                   10.88                         809
                                    1994             12.00                   11.93                         574

Variable Natural Resources Fund     1999             14.23                   15.64                           0
                                    1998             21.54                   14.23                         436
                                    1997             21.57                   21.54                         763
                                    1996             14.47                   21.57                         746
                                    1995             12.00                   14.47                          86

Variable Infrastructure Fund        1999             17.52                   18.21                           0
                                    1998             16.71                   17.52                         351
                                    1997             16.13                   16.71                         518
                                    1996             13.10                   16.13                         366
                                    1995             12.00                   13.10                         113

* At inception on February 10, 1993, except for the Variable Telecommunications Fund, which commenced operations on October 18, 1993; the Variable International Fund which commenced operations on July 12, 1994; the Variable Emerging Markets Fund, which commenced operations on July 6, 1994; and the Variable Natural Resources Fund and the Variable Infrastructure Fund, which both commenced operations on January 31, 1995.

     The Investment Funds which invest in The AIM V.I. Funds (except the AIM V.I. International Equity Fund) commenced operations on October 15, 1999. The Investment Fund which invests in the AIM V.I. International Equity Fund commenced operations on October 22, 1999.




                                   PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                      INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                        GENERAL AMERICAN SEPARATE ACCOUNT
                                  TWENTY-EIGHT

                                       AND

                        GENERAL AMERICAN SEPARATE ACCOUNT
                                  TWENTY-NINE

                                       AND

                     GENERAL AMERICAN LIFE INSURANCE COMPANY


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2000, FOR THE INDIVIDUAL VARIABLE ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: GENERAL AMERICAN LIFE INSURANCE COMPANY, GTG/VA DEPARTMENT, P.O. BOX 66821, ST. LOUIS, MISSOURI, 63166-6821, (800) 237-6580.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2000.




                                TABLE OF CONTENTS
                                                                                                                  Page

COMPANY  .........................................................................................................

EXPERTS  .........................................................................................................

DISTRIBUTION......................................................................................................
         Reduction of the Surrender Charge........................................................................

PERFORMANCE INFORMATION...........................................................................................
         Total Return.............................................................................................
         Money Market Yield Calculation...........................................................................
         Yields of Other Investment Funds.........................................................................
         Historical Unit Values...................................................................................
         Effect of the Annual Contract Fee.......................................................................

FEDERAL TAX STATUS...............................................................................................
         General  ...............................................................................................
         Diversification.........................................................................................
         Multiple Contracts......................................................................................
         Partial 1035 Exchanges..................................................................................
         Contracts Owned by Other than Natural Persons...........................................................
         Tax Treatment of Assignments............................................................................
         Death Benefits..........................................................................................
         Income Tax Withholding..................................................................................
         Tax Treatment of Withdrawals - Non-Qualified Contracts..................................................
         Qualified Plans.........................................................................................
         Tax Treatment of Withdrawals - Qualified Contracts......................................................
         Tax-Sheltered Annuities - Withdrawal Limitations........................................................

ANNUITY PROVISIONS...............................................................................................
         Computation of the Value of an Annuity Unit.............................................................
         Determination of the Amount of the First Annuity Installment............................................
         Determination of the Fluctuating Values of the Annuity Installments.....................................

GENERAL MATTERS..................................................................................................
         Participating...........................................................................................
         Incorrect Age or Sex....................................................................................
         Annuity Data............................................................................................
         Quarterly Reports.......................................................................................
         Incontestability........................................................................................
         Ownership...............................................................................................
         Reinstatement...........................................................................................

SAFEKEEPING OF ACCOUNT ASSETS....................................................................................

STATE REGULATION.................................................................................................

RECORDS AND REPORTS..............................................................................................

LEGAL PROCEEDINGS................................................................................................

OTHER INFORMATION................................................................................................

FINANCIAL STATEMENTS.............................................................................................



                               COMPANY

We (the "Company") are an insurance company that is wholly-owned by GenAmerica Corporation. GenAmerica Corporation is wholly-owned by Metropolitan Life Insurance Company, a New York insurance company ("MetLife"). We were chartered in 1933 and since then have continuously engaged in the business of life insurance, annuities, and accident and health insurance. Our National Headquarters is located at 700 Market Street, St. Louis, Missouri 63101. The telephone number is 314-231-1700. We are licensed to do business in 49 states of the U.S., the District of Columbia, Puerto Rico, and are registered in Canada and licensed in the Provinces of Alberta, British Columbia, Manitoba, New Brunswick, Newfoundland, Nova Scotia, Ontario, Prince Edward Island, Quebec, and Saskatchewan.

We conduct a conventional life insurance business. Assets derived from our business should be considered by purchasers of variable annuity contracts only as bearing upon our ability to meet our obligations under the variable annuity contracts and should not be considered as bearing on the investment performance of the Separate Account.


MetLife is developing a plan under which it would convert from a mutual company to a publicly-held stock company. MetLife's conversion to a stock company, or "demutualization", is subject to policyholder and regulatory approval, as well as the satisfaction of certain other conditions. MetLife's contemplated demutualization will not affect our contractual obligations.


                                     EXPERTS

Audited financial statements of General American Life Insurance Company and the Separate Account have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                  DISTRIBUTION

Cova Life Sales Company ("Life Sales"), the principal underwriter of the Contracts, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

REDUCTION OF THE SURRENDER CHARGE

The amount of the surrender charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the surrender charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.


2. The total amount of purchase payments to be received. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the surrender charge.

The surrender charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction of the surrender charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                             PERFORMANCE INFORMATION
TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Investment Fund over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the expenses for the underlying Investment Fund being advertised and any applicable surrender charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable surrender charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                          n
                                P (1 + T)   = ERV

Where:


     P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any surrender charge. The deduction of any surrender charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Fund will fluctuate over time, and any presentation of the Investment Fund's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

MONEY MARKET YIELD CALCULATION

Advertisements and sales literature concerning the Contracts may report the "current annualized yield" for the Investment Funds of the Separate Accounts that invests in the GT Global: Money Market Fund, without taking into account any realized or unrealized gains or losses on shares in the Fund. The annualized yield is computed by:

(a) determining the net change after 7 days (exclusive of realized gains and losses on shares of the underlying Investment Fund or on its respective portfolio securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of 1 unit at the beginning of the period;

(b) dividing such net change in account value by the value of the account at the beginning of the 7-day period to determine the base period return; and

(c)  annualizing the result of this division on a 365-day basis.

The net change in account value reflects (1) net income from the Investment Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the contract upon the hypothetical account. The charges and deductions include the per unit charges for mortality and expense risk, the administrative charge for the Investment Fund, and the annual contract fee. For the purpose of calculating current yields for a Contract, an average per unit contract fee is used, as described below. Current yield will be calculated according to the following formula:

     Current Yields = (NCF - ES/UV) X (365/7)



          Where:

          NCF = the net change in the value of one unit in the Division (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period specified.

          ES = per unit expenses for a hypothetical account having one unit over the 7-day period.

          UV = the unit value for the first day of the 7-day period.

General American advertisement and sales literature may also quote the "effective yield" of the Investment Fund investing in the GT Global: Money Market Fund for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                                        365/7
                    Effective Yield = (1+((NCF-ES)/UV))       - 1,

         Where:

         NCF = the net change in the value of one unit in the Investment Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period specified.

         ES = per unit expenses for a hypothetical account having one unit over the 7-day period.

         UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed on units according to the terms of the Contract, the yield for the Money Market Fund will be lower than the yield for the Investment Fund or the corresponding Trust which underlie the Investment Fund.

Yields on amounts in the Money Market Fund will normally fluctuate on a daily basis. For that reason the yield for any past period is not an indication nor a representation of future yields. The actual yield for the Investment Fund is affected by changes in interest rates on money market securities, the average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Investment Fund, and the operating expenses of the Fund. Yields on amounts held in the Money Market Fund may also be presented for periods other than seven days.

YIELDS OF OTHER INVESTMENT FUNDS

Advertisements and sales literature for the Contract may report the current annualized yield of one or more of the Investment Funds (other than the Money Market Fund) for a 30-day or one-month period. The annualized yield of an Investment Fund refers to income generated by the Investment Fund during a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Investment Fund during the specified period is assumed to be generated every 30-day or one-month period over a year. The yield is computed by:

(1) dividing the net investment income of the fund corresponding to the Investment Fund less expenses for the Investment Fund for the period; by

(2) the maximum offering price per unit of the Investment Fund on the last day of the period times the daily average number of units outstanding for the period; then

(3)  compounding that yield for a 6-month period; and then

(4)  multiplying that result by 2.

Expenses attributable to the Investment Fund include the mortality and expense risk charge, the administrative charge for the Investment Fund, and the annual contract fee. A contract fee of $2.50 is used to calculate the 30-day or one-month yield as in the following equation:

                                                     6
                      Yield = 2x((((N1-ES)/(UxUV))+1)  - 1)

          Where:

          NI = net investment income of the Fund for the 30-day or one-month period in question

          ES = expenses of the Investment Fund for the 30-day or one-month period

          U = the average number of units outstanding

          UV = the unit value at the close of the last day in the 30-day or one-month period

Because of the charges and deductions imposed under the Contracts (ES in the equation) the yield for an Investment Fund will be lower than the yield for the corresponding Fund.

The yield on amounts in any Investment Fund will normally fluctuate. For that reason yields for any past periods are not indications nor representations of future yields. The actual yield for an Investment Fund is affected by the type and the quality of the portfolio securities held in the underlying Fund, and the operating expenses of the Fund.

Yield calculations do not take surrender charges into account, but such charges are deducted from amounts greater than ten percent of the Accumulated Value under a Contract if such amounts are withdrawn within the first six contract years after they were deposited.

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the Investment Funds against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Fund being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

EFFECT OF THE ANNUAL CONTRACT FEE

The Contract provides for the deduction each year of the lesser of $30 or 2% of an account's value provided the account value is less than $20,000. If the account value exceeds $20,000, or if the entire account value is in the Fixed Account, then no contract fee is charged. So that this charge can be reflected in yield and total return calculations it is assumed that the annual charge will be $30 and this charge is converted into a per-dollar, per-day charge based on the average Accumulated Value in the Separate Accounts of all the Contracts as of the last day of the period for which quotations are provided. The average value of Contracts in the Separate Accounts is assumed to be $20,000. The per-dollar, per-day average charge will be adjusted to reflect the assumptions underlying a particular performance quotation.

                               FEDERAL TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.
Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Accounts are not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity Contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the Investment Funds underlying variable Contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an Investment Fund will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable Contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Investment Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Accounts will cause the Owner to be treated as the owner of the assets of the Separate Accounts, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the Separate Accounts. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Accounts resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Accounts.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity Contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of Contracts. For purposes of this rule, Contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents
to be bound. Owners,  Annuitants and   Beneficiaries   are  responsible  for
determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.   Section 403(b) Plans

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.


c.   Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d.  Deferred Compensation Plans

Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

          attains age 70 1/2,
          separates from service,
          dies, or
          suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under section 457.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.


TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years on which the exception was used.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

COMPUTATION OF THE VALUE OF AN ANNUITY UNIT

The table of contractual guaranteed annuity rates is based on an assumed interest rate. The assumed interest rate is 4% for all contracts.

As a starting point, the value of a Separate Account Twenty-Eight and Twenty-Nine annuity unit was established at $12.00. The value of the annuity unit at the end of any subsequent business day is determined by multiplying such value for the preceding business day by the product of (a) the daily reduction factor (.99989256) once for each calendar day expiring between the end of the sixth preceding business day and the end of the fifth preceding business day and
(b) the net investment factor for the fifth business day preceding such business day.

These daily reduction factors are necessary to neutralize the assumed net investment rate built into the annuity tables. Calculations are performed as of the fifth preceding business day to permit calculation of amounts and the mailing of checks in advance of their due date.

This may be illustrated by the following hypothetical example. Assuming that the net investment factor for the fifth preceding business day was 1.00176027, and assuming that the annuity unit value for the preceding business day was $12.20, then the annuity unit for the current business day is $12.22, determined as follows:

      1.00176027        $12.200000
      X .99989256       X 1.00165264
      --------------   ---------------
      1.00165264        $12.220162208


DETERMINATION OF THE AMOUNT OF THE FIRST ANNUITY INSTALLMENT

When annuity installments begin, the accumulated value of the Contract is established. This is the sum of the products of the values of an accumulation unit in each Investment Fund on the fifth business day preceding the annuity commencement date and the number of accumulation units credited to the Contract as of the annuity commencement date.

The Contract contains tables indicating the dollar amount of the first annuity installment under each form of variable annuity for each $1,000 of value of the Contract. The amount of the first annuity installment depends on the option chosen and the sex (if applicable) and age of the annuitant.

The first annuity installment is determined by multiplying the benefit per $1,000 of value shown in the tables in the Contract by the number of thousands of dollars of accumulated value of the Contract allocated to the Investment Fund.

If a greater first installment would result, General American will compute the first installment on the same mortality basis as is used in determining such installments under individual variable annuity Contracts then being issued for a similar class of annuitants.

DETERMINATION OF THE FLUCTUATING VALUES OF THE ANNUITY INSTALLMENTS

The dollar amount of the first annuity installment, determined as described above, is translated into annuity units by dividing that dollar amount by the value of an annuity unit on the due date of the first annuity installment. The number of annuity units remains fixed and the amount of each subsequent annuity installment is determined by multiplying this fixed number of annuity units by the value of an annuity unit on the date the installment is due.

If in any month after the first the application of the above net investment factors produces a net investment increment exactly equivalent to the assumed annualized rate of 4%, then the payment in that month will not change. Since it is unlikely that it will be exactly equivalent, installments will vary up or down depending upon whether such investment increment is greater or less than the assumed annualized rate of 4%. A higher assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments (or a more rapidly falling series of subsequent annuity payments if the value of an annuity unit is decreasing). A lower assumption would have the opposite effect.

                                 GENERAL MATTERS

PARTICIPATING

The Contracts share in General American's divisible surplus while they are in force prior to the annuity commencement date. Each year General American will determine the share of divisible surplus, if any, accruing to the Contracts. Investment results are credited directly through the changes in the value of the accumulation units and annuity units. Also, most mortality and expense savings are credited directly through decreases in the appropriate charges. Therefore, the Company expects little or no divisible surplus to be credited to a Contract. If any divisible surplus is credited to a Contract, the Contract Owner may choose to take the distribution in cash, reduce the stipulated payment, or leave the distribution with General American to accumulate with interest.

INCORRECT AGE OR SEX

If the age at issue or sex of the annuitant as shown in the Contract is incorrect, any benefit payable under a supplemental agreement will be such as the premiums paid would have purchased at the correct age at issue and sex. After General American begins paying monthly income installments, appropriate adjustment will be made in any remaining installments.

ANNUITY DATA

General American will not be liable for obligations which depend on receiving information from a payee until such information is received in a form satisfactory to General American.

QUARTERLY REPORTS

Quarterly, General American will give the contract owner a report of the current accumulated value allocated to each Investment Fund; the current accumulated value allocated to the General Account; and any purchase payments, charges, transfers, or surrenders during that period. This report will also give the contract owner any other information required by law or regulation. The contract owner may ask for a report like this at any time. The quarterly reports will be distributed without charge. General American reserves the right to charge a fee for additional reports.

INCONTESTABILITY

General American cannot contest this Contract.

OWNERSHIP

The owner of the Contract on the contract date is the annuitant, unless otherwise specified in the application. The owner may specify a new owner by written notice at any time thereafter. During the annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the owner.

REINSTATEMENT

A Contract may be reinstated if a stipulated payment is in default and if the accumulated value has not been applied under the surrender provision. Reinstatement may be made during the lifetime of the annuitant but before the annuity date by the payment of one stipulated payment. Benefits provided by any supplemental agreement attached to this Contract may be reinstated by providing evidence of insurability satisfactory to General American. The reinstatement provisions incorporated in such supplemental agreement must be complied with.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Accounts is held by General American. The assets are kept physically segregated and held separate and apart from General American's general account assets. Records are maintained of all purchases and redemptions of eligible shares held by each of the Investment Funds of the separate account.

                                STATE REGULATION

General American is a life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri Division of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of General American as of December 31 of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of General American, including the liabilities and reserves of the Separate Accounts.

In addition, General American is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Accounts will be maintained by General American. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, General American will mail to all contract owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Accounts are a party or to which the assets of the Separate Accounts are subject. General American is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Accounts.


                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments, and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.




                INDEPENDENT AUDITORS' REPORT


The Board of Directors
General American Life Insurance Company and Contractholders of
General American Separate Account Twenty-eight and Separate Account
Twenty-nine:

We have audited the statements of assets and liabilities, including the schedule of investments, of the GT Global Variable Investment Fund Money Market, Variable Strategic Income, Variable Global Government and Variable U.S. Government Income and AIM Variable Insurance Fund Money Market, Diversified Income, and Government Securities Divisions of General American Separate Account Twenty-eight and of the GT Global Variable Investment Fund Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources and Variable Infrastructure, and AIM Variable Insurance Fund Global Growth & Income, Capital Appreciation, Telecommunications and International Equity Divisions of General American Separate Account Twenty-nine as of December 31, 1999, and the related statements of operations for the period then ended, changes in net assets for each of the periods in the two-year period then ended, and the condensed financial information for the periods presented.
These financial statements and condensed financial information are the responsibility of the management of General American Separate Accounts Twenty-eight and Twenty-nine. Our responsibility is to express an opinion on these financial statements, and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999 by correspondence with GT Global Variable Investment Funds and AIM Variable Insurance Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the GT Global Variable Investment Fund Money Market, Variable Strategic Income, Variable Global Government and Variable U.S. Government Income and AIM Variable Insurance Fund Money Market, Diversified Income, and Government Securities Divisions of General American Separate Account Twenty-eight and of the GT Global Variable Investment Fund Variable New Pacific, Variable Europe, Variable America, Variable Growth & Income, Variable Latin America, Variable Telecommunications, Variable International, Variable Emerging Markets, Variable Natural Resources, and Variable Infrastructure, and AIM Variable Insurance Fund Global Growth & Income, Capital Appreciation, Telecommunications and International Equity Divisions of General American Separate Account Twenty-nine as of December 31, 1999, the results of their operations for the period then ended, the changes in their net assets for each of the periods in the two-year period then ended, and the condensed financial information for the periods presented, in conformity with generally accepted accounting principles.

                            /s/ KPMG LLP

St. Louis, Missouri
February  25, 2000

                                     GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                         S T A T E M E N T S   O F   A S S E T S   A N D   L I A B I L I T I E S

                                                    December 31, 1999
                                                                                     GT Global        GT Global        GT Global
                                                                     GT Global       Variable      Variable Global    Variable US
                                                                       Money         Strategic       Government       Government
                                                                      Market          Income           Income           Income
                                                                     Division        Division         Division         Division
                                                                     ---------       ---------     ---------------    -----------
Assets:
  Investments in GT Global Variable Investment Funds,
    at market value (see Schedule of Investments):                    $   0           $   0             $   0           $   0
  Investments in AIM Variable Investment Funds,
    at market value (see Schedule of Investments):                        0               0                 0               0
  Receivable from General American Life
    Insurance Company                                                     0               0                 0               0
  Receivable from AIM                                                     0               0                 0               0
                                                                      -----           -----             -----           -----
      Total assets                                                        0               0                 0               0
                                                                      -----           -----             -----           -----

Liability:
  Payable to General American Life
    Insurance Company                                                     0               0                 0               0
                                                                      -----           -----             -----           -----
          Total net assets                                            $   0           $   0             $   0           $   0
                                                                      =====           =====             =====           =====


Total net assets represented by:
  Individual variable annuity contracts cash value
    invested in Separate Account                                      $   0           $   0             $   0           $   0
  Individual variable annuity contracts cash value
    in payment period                                                     0               0                 0               0
                                                                      -----           -----             -----           -----
          Total net assets                                            $   0           $   0             $   0           $   0
                                                                      =====           =====             =====           =====



  Total individual units held                                             0               0                 0               0

  Individual unit value                                               $0.00           $0.00             $0.00           $0.00
  Cost of investments                                                 $   0           $   0             $   0           $   0


                                                                  AIM V.I.          AIM V.I.          AIM V.I.
                                                                   Money          Diversified        Government
                                                                   Market            Income          Securities
                                                                  Division          FundFund            Fund
                                                                -----------       -----------        ----------
Assets:
  Investments in GT Global Variable Investment Funds,
    at market value (see Schedule of Investments):              $         0       $         0        $        0
  Investments in AIM Variable Investment Funds,
    at market value (see Schedule of Investments):               18,130,998        14,405,085         3,820,150
  Receivable from General American Life
    Insurance Company                                                     0                 0             5,799
  Receivable from AIM                                                 2,137                 0                 0
                                                                -----------       -----------        ----------
      Total assets                                               18,133,135        14,405,085         3,825,949
                                                                -----------       -----------        ----------

Liability:
  Payable to General American Life
    Insurance Company                                                23,792             6,467                 0
                                                                -----------       -----------        ----------
          Total net assets                                      $18,109,343       $14,398,618        $3,825,949
                                                                ===========       ===========        ==========


Total net assets represented by:
  Individual variable annuity contracts cash value
    invested in Separate Account                                $18,109,343       $14,272,010        $3,799,334
  Individual variable annuity contracts cash value
    in payment period                                                     0           126,608            26,615
                                                                -----------       -----------        ----------
          Total net assets                                      $18,109,343       $14,398,618        $3,825,949
                                                                ===========       ===========        ==========



  Total individual units held                                     1,236,788           825,804           261,915

  Individual unit value                                         $     14.64       $     17.44        $    14.61
  Cost of investments                                           $18,130,998       $15,145,944        $3,945,045

See accompanying notes to the financial statements.

                                     GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                                     S T A T E M E N T S   O F   O P E R A T I O N S

                                         For the period ended December 31, 1999
                                                                                   GT Global         GT Global        GT Global
                                                                  GT Global        Variable       Variable Global    Variable US
                                                                    Money          Strategic        Government       Government
                                                                   Market           Income            Income           Income
                                                                  Division         Division          Division         Division
                                                                 ----------       -----------     ---------------    -----------
Investment income:
  Dividend income                                                $1,138,423       $ 1,047,181         $ 238,175       $ 313,584

Expenses:
  Mortality, expense and administrative charges                    (382,649)         (181,710)          (75,631)        (67,118)
                                                                 ----------       -----------         ---------       ---------
    Net investment income                                           755,774           865,471           162,544         246,466
                                                                 ----------       -----------         ---------       ---------

Net realized gain (loss) on investments:
  Realized gain from distributions                                        0                 0                 0         200,536
  Realized gain (loss) on sales                                           0        (3,028,557)         (814,880)       (738,594)
                                                                 ----------       -----------         ---------       ---------
    Net realized gain (loss) on investments                               0        (3,028,557)         (814,880)       (538,058)
                                                                 ----------       -----------         ---------       ---------

Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
    beginning of period                                                   0        (1,393,942)          (18,364)          6,024
  Unrealized gain (loss) on investments,
    end of period                                                         0                 0                 0               0
                                                                 ----------       -----------         ---------       ---------
      Net unrealized gain (loss) on investments                           0         1,393,942            18,364          (6,024)
                                                                 ----------       -----------         ---------       ---------
      Net loss on investments                                             0        (1,634,615)         (796,516)       (544,082)
                                                                 ----------       -----------         ---------       ---------
Net increase (decrease) in net assets resulting
  from operations                                                $  755,774       $  (769,144)        $(633,972)      $(297,616)
                                                                 ==========       ===========         =========       =========


                                                                   AIM V.I.           AIM V.I.         AIM V.I.
                                                                    Money           Diversified       Government
                                                                    Market            Income          Securities
                                                                     Fund              Fund             Fund
                                                                   --------         -----------       ----------
Investment income:
  Dividend income                                                  $196,483         $ 939,391         $ 147,200

Expenses:
  Mortality, expense and administrative charges                     (54,894)          (47,120)          (12,483)
                                                                   --------         ---------         ---------
    Net investment income                                           141,589           892,271           134,717
                                                                   --------         ---------         ---------

Net realized gain (loss) on investments:
  Realized gain from distributions                                        0                 0                 0
  Realized gain (loss) on sales                                           0           (10,713)           (3,338)
                                                                   --------         ---------         ---------
    Net realized gain (loss) on investments                               0           (10,713)           (3,338)
                                                                   --------         ---------         ---------

Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
    beginning of period                                                   0                 0                 0
  Unrealized gain (loss) on investments,
    end of period                                                         0          (740,859)         (124,895)
                                                                   --------         ---------         ---------
      Net unrealized gain (loss) on investments                           0          (740,859)         (124,895)
                                                                   --------         ---------         ---------
      Net loss on investments                                             0          (751,572)         (128,233)
                                                                   --------         ---------         ---------
Net increase (decrease) in net assets resulting
  from operations                                                  $141,589         $ 140,699         $   6,484
                                                                   ========         =========         =========

See accompanying notes to the financial statements.

                                     GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                          S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

                                    For the periods ended December 31, 1999 and 1998
                                                                         GT Global                      GT Global Variable
                                                                   Money Market Division             Strategic Income Division
                                                               ------------------------------      ----------------------------
                                                                   1999              1998              1999            1998
                                                               ------------      ------------      ------------     -----------
Operations:
  Net investment income                                        $    755,774      $  1,046,231      $    865,471     $ 1,386,491
  Net realized gain (loss) on investments                                 0                 0        (3,028,557)       (688,015)
  Net unrealized gain (loss) on investments                               0                 0         1,393,942      (1,196,023)
                                                               ------------      ------------      ------------     -----------
      Net increase (decrease) in net assets resulting
        from operations                                             755,774         1,046,231          (769,144)       (497,547)
                                                               ------------      ------------      ------------     -----------

  Deposits into Separate Account                                  6,872,590         4,126,570           877,254         589,616
  Transfers to (from) Separate Account                           (1,029,887)       10,874,210       (15,298,193)     (1,661,337)
  Withdrawals from Separate Account                             (37,927,808)      (11,447,788)       (6,134,047)     (4,875,464)
                                                               ------------      ------------      ------------     -----------
      Net deposits into (withdrawals from) Separate Account     (32,085,105)        3,552,992       (20,554,986)     (5,947,185)
                                                               ------------      ------------      ------------     -----------
          Increase (decrease) in net assets                     (31,329,331)        4,599,223       (21,324,130)     (6,444,732)
                                                               ------------      ------------      ------------     -----------
  Net assets, beginning of period                                31,329,331        26,730,108        21,324,130      27,768,862
                                                               ------------      ------------      ------------     -----------
  Net assets, end of period                                    $          0      $ 31,329,331      $          0     $21,324,130
                                                               ============      ============      ============     ===========

                                                                  GT Global Variable Global           GT Global Variable U.S.
                                                                 Government Income Division          Government Income Division
                                                                -----------       -----------       -----------     -----------
                                                                    1999              1998              1999            1998
                                                                -----------       -----------       -----------     -----------
Operations:
  Net investment income                                         $   162,544       $   352,169       $   246,466     $   266,179
  Net realized gain (loss) on investments                          (814,880)          591,887          (538,058)        418,601
  Net unrealized gain (loss) on investments                          18,364           (45,327)           (6,024)       (140,491)
                                                                -----------       -----------       -----------     -----------
      Net increase (decrease) in net assets resulting
        from operations                                            (633,972)          898,729          (297,616)        544,289
                                                                -----------       -----------       -----------     -----------

  Deposits into Separate Account                                    109,070           232,266            79,120         274,206
  Transfers to (from) Separate Account                           (6,830,811)          867,608        (5,333,671)        448,034
  Withdrawals from Separate Account                              (1,448,630)       (1,401,213)       (1,814,254)     (1,203,725)
                                                                -----------       -----------       -----------     -----------
      Net deposits into (withdrawals from) Separate Account      (8,170,371)         (301,339)       (7,068,805)       (481,485)
                                                                -----------       -----------       -----------     -----------
          Increase (decrease) in net assets                      (8,804,343)          597,390        (7,366,421)         62,804
                                                                -----------       -----------       -----------     -----------
  Net assets, beginning of period                                 8,804,343         8,206,953         7,366,421       7,303,617
                                                                -----------       -----------       -----------     -----------
  Net assets, end of period                                     $         0       $ 8,804,343       $         0     $ 7,366,421
                                                                ===========       ===========       ===========     ===========

                                                                 AIM V.I.           AIM V.I.          AIM V.I.
                                                                  Money           Diversified        Government
                                                                  Market             Income          Securities
                                                                   Fund               Fund              Fund
                                                               ------------       -----------        ----------
                                                                   1999               1999              1999
                                                               ------------       -----------        ----------
Operations:
  Net investment income                                        $    141,589       $   892,271        $  134,717
  Net realized gain (loss) on investments                                 0           (10,713)           (3,338)
  Net unrealized gain (loss) on investments                               0          (740,859)         (124,895)
                                                               ------------       -----------        ----------
      Net increase in net assets resulting
        from operations                                             141,589           140,699             6,484
                                                               ------------       -----------        ----------

  Deposits into Separate Account                                    333,272           114,760            19,283
  Transfers to (from) Separate Account                           29,827,856        16,506,464         4,365,561
  Withdrawals from Separate Account                             (12,193,374)       (2,363,305)         (565,379)
                                                               ------------       -----------        ----------
      Net deposits into (withdrawals from) Separate Account      17,967,754        14,257,919         3,819,465
                                                               ------------       -----------        ----------
          Increase (decrease) in net assets                      18,109,343        14,398,618         3,825,949
  Net assets, beginning of period                                         0                 0                 0
                                                               ------------       -----------        ----------
  Net assets, end of period                                    $ 18,109,343       $14,398,618        $3,825,949
                                                               ============       ===========        ==========

See accompanying notes to the financial statements.

                                      GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                         S T A T E M E N T S   O F   A S S E T S   A N D   L I A B I L I T I E S

                                                    December 31, 1999
                                                                                                                         GT Global
                                                                    GT Global          GT Global        GT Global        Variable
                                                                    Variable           Variable         Variable         Growth &
                                                                   New Pacific          Europe           America          Income
                                                                     Division          Division         Division         Division
                                                                   -----------         ---------        ---------        ---------
Assets:
  Investments in GT Global Variable Investment Funds,
    at market value (see Schedule of Investments):                    $   0             $   0             $   0           $   0
  Investments in AIM Variable Investment Funds,
    at market value (see Schedule of Investments):                        0                 0                 0               0
  Receivable from AIM                                                     0                 0                 0               0
                                                                      -----             -----             -----           -----
      Total assets                                                        0                 0                 0               0
                                                                      -----             -----             -----           -----

Liability:
  Payable to General American Life
    Insurance Company                                                     0                 0                 0               0
                                                                      -----             -----             -----           -----
          Total net assets                                            $   0             $   0             $   0           $   0
                                                                      =====             =====             =====           =====


  Total net assets represented by:
  Individual variable annuity contracts cash value
    invested in Separate Account                                      $   0             $   0             $   0           $   0
  Individual variable annuity contracts cash value
    in payment period                                                     0                 0                 0               0
                                                                      -----             -----             -----           -----
          Total net assets                                            $   0             $   0             $   0           $   0
                                                                      =====             =====             =====           =====



  Total individual units held                                             0                 0                 0               0

  Individual unit value                                               $0.00             $0.00             $0.00           $0.00
  Cost of investments                                                 $   0             $   0             $   0           $   0


                                                                                      GT Global
                                                                   GT Global           Variable         GT Global
                                                                    Variable           Telecom-          Variable
                                                                 Latin America        munications     International
                                                                    Division           Division          Division
                                                                 -------------        -----------     -------------
Assets:
  Investments in GT Global Variable Investment Funds,
    at market value (see Schedule of Investments):                    $   0             $   0             $   0
  Investments in AIM Variable Investment Funds,
    at market value (see Schedule of Investments):                        0                 0                 0
  Receivable from AIM                                                     0                 0                 0
                                                                      -----             -----             -----
      Total assets                                                        0                 0                 0
                                                                      -----             -----             -----

Liability:
  Payable to General American Life
    Insurance Company                                                     0                 0                 0
                                                                      -----             -----             -----
          Total net assets                                            $   0             $   0             $   0
                                                                      =====             =====             =====


  Total net assets represented by:
  Individual variable annuity contracts cash value
    invested in Separate Account                                      $   0             $   0             $   0
  Individual variable annuity contracts cash value
    in payment period                                                     0                 0                 0
                                                                      -----             -----             -----
          Total net assets                                            $   0             $   0             $   0
                                                                      =====             =====             =====



  Total individual units held                                             0                 0                 0

  Individual unit value                                               $0.00             $0.00             $0.00
  Cost of investments                                                 $   0             $   0             $   0


See accompanying notes to the financial statements.

                                GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                    S T A T E M E N T S   O F   A S S E T S   A N D   L I A B I L I T I E S

                                              December 31, 1999
                                                                  GT Global         GT Global
                                                                   Variable          Variable        GT Global
                                                                   Emerging          Natural         Variable
                                                                   Markets          Resources     Infrastructure
                                                                   Division          Division        Division
                                                                  ---------         ---------     --------------
Assets:
  Investments in GT Global Variable Investment Funds,
    at market value (see Schedule of Investments):                  $   0             $   0           $   0
  Investments in AIM Variable Investment Funds,
    at market value (see Schedule of Investments):                      0                 0               0
  Receivable from AIM                                                   0                 0               0
                                                                    -----             -----           -----
      Total assets                                                      0                 0               0
                                                                    -----             -----           -----

Liability:
  Payable to General American Life
    Insurance Company                                                   0                 0               0
                                                                    -----             -----           -----
          Total net assets                                          $   0             $   0           $   0
                                                                    =====             =====           =====


  Total net assets represented by:
  Individual variable annuity contracts cash value
    invested in Separate Account                                    $   0             $   0           $   0
  Individual variable annuity contracts cash value
    in payment period                                                   0                 0               0
                                                                    -----             -----           -----
          Total net assets                                          $   0             $   0           $   0
                                                                    =====             =====           =====



  Total individual units held                                           0                 0               0

  Individual unit value                                             $0.00             $0.00           $0.00
  Cost of investments                                               $   0             $   0           $   0

                                                                  AIM V.I.       AIM V.I.                           AIM V.I.
                                                               Global Growth     Capital          AIM V.I.       International
                                                                and Income    Appreciation   Telecomunications      Equity
                                                                   Fund           Fund             Fund              Fund
                                                               -------------  ------------   -----------------   -------------
Assets:
  Investments in GT Global Variable Investment Funds,
    at market value (see Schedule of Investments):              $         0    $         0      $          0      $         0
  Investments in AIM Variable Investment Funds,
    at market value (see Schedule of Investments):               30,726,785     38,683,155       107,126,082       56,329,615
  Receivable from AIM                                                     0              0                 0                0
                                                                -----------    -----------      ------------      -----------
      Total assets                                               30,726,785     38,683,155       107,126,082       56,329,615
                                                                -----------    -----------      ------------      -----------

Liability:
  Payable to General American Life
    Insurance Company                                                21,469         28,123           138,314          103,579
                                                                -----------    -----------      ------------      -----------
          Total net assets                                      $30,705,316    $38,655,032      $106,987,768      $56,226,036
                                                                ===========    ===========      ============      ===========


  Total net assets represented by:
  Individual variable annuity contracts cash value
    invested in Separate Account                                $30,529,560    $38,521,393      $106,820,634      $56,111,297
  Individual variable annuity contracts cash value
    in payment period                                               175,756        133,639           167,134          114,739
                                                                -----------    -----------      ------------      -----------
          Total net assets                                      $30,705,316    $38,655,032      $106,987,768      $56,226,036
                                                                ===========    ===========      ============      ===========



  Total individual units held                                     1,319,468        910,735         1,952,743        3,154,292

  Individual unit value                                         $     23.27    $     42.44      $      54.79      $     17.83
  Cost of investments                                           $28,005,890    $29,164,890      $ 68,094,812      $43,121,428

See accompanying notes to the financial statements.

                                      GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                                     S T A T E M E N T S   O F   O P E R A T I O N S

                                         For the period ended December 31, 1999
                                                                                                                     GT Global
                                                                  GT Global        GT Global         GT Global       Variable
                                                                   Variable         Variable          Variable       Growth &
                                                                 New Pacific         Europe           America         Income
                                                                   Division         Division          Division       Division
                                                                 -----------      -----------       -----------    ------------
Investment income:
  Dividend income                                                $  266,686       $   140,893       $         0    $  1,194,172

Expenses:
  Mortality, expense and administrative charges                    (132,156)         (249,681)         (390,771)       (486,585)
                                                                 ----------       -----------       -----------    ------------
    Net investment income (loss)                                    134,530          (108,788)         (390,771)        707,587
                                                                 ----------       -----------       -----------    ------------

Net realized gain (loss) on investments:
  Realized gain from distributions                                        0        10,547,826         9,011,388      11,566,187
  Realized gain (loss) on sales                                   3,294,077        (9,408,336)       (5,102,073)    (14,388,054)
                                                                 ----------       -----------       -----------    ------------
    Net realized gain (loss) on investments                       3,294,077         1,139,490         3,909,315      (2,821,867)
                                                                 ----------       -----------       -----------    ------------

Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
    beginning of period                                             230,946         1,469,077          (410,224)      2,254,232
  Unrealized gain (loss) on investments,
    end of period                                                         0                 0                 0               0
                                                                 ----------       -----------       -----------    ------------
      Net unrealized gain (loss) on investments                    (230,946)       (1,469,077)          410,224      (2,254,232)
                                                                 ----------       -----------       -----------    ------------
      Net gain (loss) on investments                              3,063,131          (329,587)        4,319,539      (5,076,099)
                                                                 ----------       -----------       -----------    ------------
Net increase (decrease) in net assets resulting
  from operations                                                $3,197,661       $  (438,375)      $ 3,928,768    $ (4,368,512)
                                                                 ==========       ===========       ===========    ============

                                                                                   GT Global
                                                                  GT Global        Variable           GT Global
                                                                   Variable        Telecom-           Variable
                                                                Latin America     munications       International
                                                                  Division          Division          Division
                                                                -------------     -----------       -------------
Investment income:
  Dividend income                                                $  313,507       $         0         $ 161,791

Expenses:
  Mortality, expense and administrative charges                     (97,658)         (787,658)          (57,353)
                                                                 ----------       -----------         ---------
    Net investment income (loss)                                    215,849          (787,658)          104,438
                                                                 ----------       -----------         ---------

Net realized gain (loss) on investments:
  Realized gain from distributions                                        0        15,434,332           629,188
  Realized gain (loss) on sales                                     207,225         5,658,738           (52,885)
                                                                 ----------       -----------         ---------
    Net realized gain (loss) on investments                         207,225        21,093,070           576,303
                                                                 ----------       -----------         ---------

Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
    beginning of period                                            (874,501)        4,911,569           238,842
  Unrealized gain (loss) on investments,
    end of period                                                         0                 0                 0
                                                                 ----------       -----------         ---------
      Net unrealized gain (loss) on investments                     874,501        (4,911,569)         (238,842)
                                                                 ----------       -----------         ---------
      Net gain (loss) on investments                              1,081,726        16,181,501           337,461
                                                                 ----------       -----------         ---------
Net increase (decrease) in net assets resulting
  from operations                                                $1,297,575       $15,393,843         $ 441,899
                                                                 ==========       ===========         =========

See accompanying notes to the financial statements.

                                    GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                                   S T A T E M E N T S   O F   O P E R A T I O N S

                                       For the period ended December 31, 1999
                                                                  GT Global        GT Global
                                                                  Variable          Variable           GT Global
                                                                  Emerging          Natural            Variable
                                                                   Markets         Resources        Infrastructure
                                                                  Division         Division            Division
                                                                 ----------       -----------       --------------
Investment income:
  Dividend income                                                $  134,940       $   160,183         $ 132,982

Expenses:
  Mortality, expense and administrative charges                     (72,618)          (72,885)          (57,473)
                                                                 ----------       -----------         ---------
    Net investment income (loss)                                     62,322            87,298            75,509
                                                                 ----------       -----------         ---------

Net realized gain (loss) on investments:
  Realized gain from distributions                                        0                 0           489,289
  Realized gain (loss) on sales                                   1,265,366        (2,579,803)         (248,148)
                                                                 ----------       -----------         ---------
    Net realized gain (loss) on investments                       1,265,366        (2,579,803)          241,141
                                                                 ----------       -----------         ---------

Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
    beginning of period                                             (93,550)       (3,076,723)           86,533
  Unrealized gain (loss) on investments,
    end of period                                                         0                 0                 0
                                                                 ----------       -----------         ---------
      Net unrealized gain (loss) on investments                      93,550         3,076,723           (86,533)
                                                                 ----------       -----------         ---------
      Net gain (loss) on investments                              1,358,916           496,920           154,608
                                                                 ----------       -----------         ---------
Net increase (decrease) in net assets resulting
  from operations                                                $1,421,238       $   584,218         $ 230,117
                                                                 ==========       ===========         =========

                                                                   AIM V.I.         AIM V.I.                           AIM V.I.
                                                                Global Growth       Capital           AIM V.I.       International
                                                                  and Income      Appreciation   Telecomunications      Equity
                                                                    Fund              Fund             Fund              Fund
                                                                -------------     ------------   -----------------   -------------
Investment income:
  Dividend income                                                $        0       $    27,025       $         0       $   375,256

Expenses:
  Mortality, expense and administrative charges                     (95,489)         (113,344)         (285,990)         (182,369)
                                                                 ----------       -----------       -----------       -----------
    Net investment income (loss)                                    (95,489)          (86,319)         (285,990)          192,887
                                                                 ----------       -----------       -----------       -----------

Net realized gain (loss) on investments:
  Realized gain from distributions                                        0           843,165                 0         1,574,755
  Realized gain (loss) on sales                                     239,889           942,381         1,571,183         2,016,902
                                                                 ----------       -----------       -----------       -----------
    Net realized gain (loss) on investments                         239,889         1,785,546         1,571,183         3,591,657
                                                                 ----------       -----------       -----------       -----------

Net unrealized gain (loss) on investments:
  Unrealized gain (loss) on investments,
    beginning of period                                                   0                 0                 0                 0
  Unrealized gain (loss) on investments,
    end of period                                                 2,720,895         9,518,265        39,031,270        13,208,187
                                                                 ----------       -----------       -----------       -----------
      Net unrealized gain (loss) on investments                   2,720,895         9,518,265        39,031,270        13,208,187
                                                                 ----------       -----------       -----------       -----------
      Net gain (loss) on investments                              2,960,784        11,303,811        40,602,453        16,799,844
                                                                 ----------       -----------       -----------       -----------
Net increase (decrease) in net assets resulting
  from operations                                                $2,865,295       $11,217,492       $40,316,463       $16,992,731
                                                                 ==========       ===========       ===========       ===========

See accompanying notes to the financial statements.

                                      GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                           S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

                                     For the periods ended December 31, 1999 and 1998

                                                                          GT Global                         GT Global
                                                               Variable New Pacific Division        Variable Europe Division
                                                               -----------------------------      ----------------------------
                                                                   1999             1998              1999            1998
                                                               ------------      -----------      ------------     -----------
Operations:
  Net investment income (loss)                                 $    134,530      $   159,913      $   (108,788)    $  (440,197)
  Net realized gain (loss) on investments                         3,294,077       (1,303,057)        1,139,490       7,187,477
  Net unrealized gain (loss) on investments                        (230,946)         586,649        (1,469,077)        708,761
                                                               ------------      -----------      ------------     -----------
      Net increase (decrease) in net assets
        resulting from operations                                 3,197,661         (556,495)         (438,375)      7,456,041
                                                               ------------      -----------      ------------     -----------

  Deposits into Separate Account                                    697,098          437,207         1,153,309       1,221,006
  Transfers to (from) Separate Account                           (9,770,792)      (3,613,152)      (24,825,583)      3,539,888
  Withdrawals from Separate Account                              (3,890,454)      (1,845,816)       (8,279,593)     (7,120,193)
                                                               ------------      -----------      ------------     -----------
      Net deposits into (withdrawals from) Separate Account     (12,964,148)      (5,021,761)      (31,951,867)     (2,359,299)
                                                               ------------      -----------      ------------     -----------
          Increase (decrease) in net assets                      (9,766,487)      (5,578,256)      (32,390,242)      5,096,742
  Net assets, beginning of period                                 9,766,487       15,344,743        32,390,242      27,293,500
                                                               ------------      -----------      ------------     -----------
  Net assets, end of period                                    $          0      $ 9,766,487      $          0     $32,390,242
                                                               ============      ===========      ============     ===========

                                                                           GT Global                    GT Global Variable
                                                                  Variable America Division          Growth & Income Division
                                                               ------------------------------      ----------------------------
                                                                   1999               1998             1999            1998
                                                               ------------       -----------      ------------     -----------
Operations:
  Net investment income (loss)                                 $   (390,771)      $  (559,355)     $    707,587     $   396,098
  Net realized gain (loss) on investments                         3,909,315         6,673,751        (2,821,867)      7,821,973
  Net unrealized gain (loss) on investments                         410,224        (3,909,681)       (2,254,232)        646,487
                                                               ------------       -----------      ------------     -----------
      Net increase (decrease) in net assets
        resulting from operations                                 3,928,768         2,204,715        (4,368,512)      8,864,558
                                                               ------------       -----------      ------------     -----------

  Deposits into Separate Account                                  1,819,019         1,322,117         1,498,558       1,394,718
  Transfers to (from) Separate Account                          (34,583,667)        2,386,380       (37,847,075)      4,831,962
  Withdrawals from Separate Account                             (11,708,156)       (9,151,241)      (14,575,008)     (9,978,026)
                                                               ------------       -----------      ------------     -----------
      Net deposits into (withdrawals from) Separate Account     (44,472,804)       (5,442,744)      (50,923,525)     (3,751,346)
                                                               ------------       -----------      ------------     -----------
          Increase (decrease) in net assets                     (40,544,036)       (3,238,029)      (55,292,037)      5,113,212
  Net assets, beginning of period                                40,544,036        43,782,065        55,292,037      50,178,825
                                                               ------------       -----------      ------------     -----------
  Net assets, end of period                                    $          0       $40,544,036      $          0     $55,292,037
                                                               ============       ===========      ============     ===========

                                                                      GT Global Variable                GT Global Variable
                                                                  Emerging Markets Division         Natural Resources Division
                                                                -----------------------------       ---------------------------
                                                                    1999             1998               1999           1998
                                                                -----------      ------------       -----------    ------------
Operations:
  Net investment (loss)                                         $    62,322      $   (122,100)      $    87,298    $   (141,096)
  Net realized gain (loss) on investments                         1,265,366        (6,686,132)       (2,579,803)     (3,092,431)
  Net unrealized gain (loss) on investments                          93,550         2,742,183         3,076,723      (1,389,503)
                                                                -----------      ------------       -----------    ------------
      Net increase (decrease) in net assets
        resulting from operations                                 1,421,238        (4,066,049)          584,218      (4,623,030)
                                                                -----------      ------------       -----------    ------------

  Deposits into Separate Account                                    594,770           384,193           384,047         785,669
  Transfers to (from) Separate Account                           (5,099,246)       (5,088,834)       (5,256,712)     (4,279,195)
  Withdrawals from Separate Account                              (2,413,765)       (2,005,301)       (1,920,467)     (2,120,793)
                                                                -----------      ------------       -----------    ------------
      Net deposits into (withdrawals from) Separate Account      (6,918,241)       (6,709,942)       (6,793,132)     (5,614,319)
                                                                -----------      ------------       -----------    ------------
          Increase (decrease) in net assets                      (5,497,003)      (10,775,991)       (6,208,914)    (10,237,349)
  Net assets, beginning of period                                 5,497,003        16,272,994         6,208,914      16,446,263
                                                                -----------      ------------       -----------    ------------
  Net assets, end of period                                     $         0      $  5,497,003       $         0    $  6,208,914
                                                                ===========      ============       ===========    ============



                                                                     GT Global Variable                 GT Global Variable
                                                                   Infrastructure Division            Latin America Division
                                                                -----------------------------      ----------------------------
                                                                   1999              1998              1999            1998
                                                                -----------       -----------      ------------    ------------
Operations:
  Net investment (loss)                                         $    75,509       $   (28,342)     $    215,849    $     76,981
  Net realized gain (loss) on investments                           241,141           280,277           207,225      (7,928,473)
  Net unrealized gain (loss) on investments                         (86,533)          108,981           874,501        (431,008)
                                                                -----------       -----------      ------------    ------------
      Net increase (decrease) in net assets
        resulting from operations                                   230,117           360,916         1,297,575      (8,282,500)
                                                                -----------       -----------      ------------    ------------

  Deposits into Separate Account                                    176,052           314,984           628,208         566,968
  Transfers to (from) Separate Account                           (4,761,980)       (1,757,657)       (7,439,812)     (7,364,854)
  Withdrawals from Separate Account                              (1,795,096)       (1,413,107)       (3,371,323)     (3,434,437)
                                                                -----------       -----------      ------------    ------------
      Net deposits into (withdrawals from) Separate Account      (6,381,024)       (2,855,780)      (10,182,927)    (10,232,323)
                                                                -----------       -----------      ------------    ------------
          Increase (decrease) in net assets                      (6,150,907)       (2,494,864)       (8,885,352)    (18,514,823)
  Net assets, beginning of period                                 6,150,907         8,645,771         8,885,352      27,400,175
                                                                -----------       -----------      ------------    ------------
  Net assets, end of period                                     $         0       $ 6,150,907      $          0    $  8,885,352
                                                                ===========       ===========      ============    ============

See accompanying notes to the financial statements.

                                      GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                          S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

                                    For the periods ended December 31, 1999 and 1998
                                                                     GT Global Variable                  GT Global Variable
                                                                Telecommunications Division            International Division
                                                               ------------------------------       ---------------------------
                                                                   1999              1998               1999            1998
                                                               ------------      ------------       -----------      ----------
Operations:
  Net investment income (loss)                                 $   (787,658)     $   (952,157)      $   104,438      $  (34,663)
  Net realized gain (loss) on investments                        21,093,070         8,134,976           576,303         388,192
  Net unrealized gain (loss) on investments                      (4,911,569)        5,159,740          (238,842)        120,291
                                                               ------------      ------------       -----------      ----------
      Net increase (decrease) in net assets
        resulting from operations                                15,393,843        12,342,559           441,899         473,820
                                                               ------------      ------------       -----------      ----------

  Deposits into Separate Account                                  1,655,957         1,541,601           516,987         192,290
  Transfers to (from) Separate Account                          (66,718,406)         (349,612)       (5,486,987)      1,676,410
  Withdrawals from Separate Account                             (19,111,639)      (12,413,145)       (2,506,652)       (915,108)
                                                               ------------      ------------       -----------      ----------
      Net deposits into (withdrawals from) Separate Account     (84,174,088)      (11,221,156)       (7,476,652)        953,592
                                                               ------------      ------------       -----------      ----------
          Increase (decrease) in net assets                     (68,780,245)        1,121,403        (7,034,753)      1,427,412
  Net assets, beginning of period                                68,780,245        67,658,842         7,034,753       5,607,341
                                                               ------------      ------------       -----------      ----------
  Net assets, end of period                                    $          0      $ 68,780,245       $         0      $7,034,753
                                                               ============      ============       ===========      ==========

                                                                 AIM V.I.        AIM V.I.                            AIM V.I.
                                                              Global Growth      Capital           AIM V.I.       International
                                                                and Income    Appreciation    Telecomunications      Equity
                                                                   Fund           Fund              Fund              Fund
                                                              -------------   ------------    -----------------   -------------
                                                                   1999           1999              1999              1999
                                                              -------------   ------------    -----------------   -------------
Operations:
  Net investment (loss)                                         $   (95,489)   $   (86,319)      $   (285,990)     $   192,887
  Net realized gain (loss) on investments                           239,889      1,785,546          1,571,183        3,591,657
  Net unrealized gain (loss) on investments                       2,720,895      9,518,265         39,031,270       13,208,187
                                                                -----------    -----------       ------------      -----------
      Net increase (decrease) in net assets
        resulting from operations                                 2,865,295     11,217,492         40,316,463       16,992,731
                                                                -----------    -----------       ------------      -----------

  Deposits into Separate Account                                    385,936        385,796            465,117          228,658
  Transfers to (from) Separate Account                           31,708,343     30,135,897         73,445,712       44,445,680
  Withdrawals from Separate Account                              (4,254,258)    (3,084,153)        (7,239,524)      (5,441,033)
                                                                -----------    -----------       ------------      -----------
      Net deposits into (withdrawals from) Separate Account      27,840,021     27,437,540         66,671,305       39,233,305
                                                                -----------    -----------       ------------      -----------
          Increase (decrease) in net assets                      30,705,316     38,655,032        106,987,768       56,226,036
  Net assets, beginning of period                                         0              0                  0                0
                                                                -----------    -----------       ------------      -----------
  Net assets, end of period                                     $30,705,316    $38,655,032       $106,987,768      $56,226,036
                                                                ===========    ===========       ============      ===========

See accompanying notes to the financial statements.

           GENERAL AMERICAL SEPARATE ACCOUNT TWENTY-EIGHT AND
             GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

        N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

                          December 31, 1999

NOTE 1--ORGANIZATION
General American Separate Account Twenty-eight and General American Separate Account Twenty-nine (the Separate Accounts) commenced operations on February 10, 1993, and are registered under the Investment Company Act of 1940 (1940 Act) as unit investment trusts. The Separate Accounts receive purchase payments from individual variable annuity contracts issued by General American Life Insurance Company (General American) which may be qualified or non- qualified.

During 1999 the funds invested in the GT Global Variable Investment Funds were transferred into the AIM Variable Insurance (V.I.) Funds. See Note 4--Fund Substitution.

As of December 31, 1999, Separate Account Twenty-eight is divided into three divisions and Separate Account Twenty-nine is divided into four divisions. Each division invests exclusively in shares of a single fund of AIM Variable Insurance Funds (the Funds), an open-end diversified management investment company. Separate Account Twenty-eight invests in the Money Market, Diversified Income, and Government Securities Funds. Separate Account Twenty-nine invests in the Capital Appreciation, Global Growth and Income, Telecomunications, and International Equity Funds.

Contractholders have the option of directing their deposits into one or all of the Divisions as well as a fixed account of General American, which is not generally subject to regulation under the Securities Act of 1933 or the 1940 Act. The unit values for the Separate Accounts for all divisions began at $12.00 on February 10, 1993, except the following Divisions of Separate Account Twenty-nine which began at $12.00: the Variable Telecommunications Division on October 18, 1993, the Variable International Division on July 12, 1994, the Variable Emerging Markets Division on July 6, 1994, and the Variable Natural Resources and Variable Infrastructure Divisions on January 31, 1995. The unit values for the Separate Accounts investing in the AIM V.I. Money Market, Diversified Income, Government Securities, Global Growth and Income, Capital Appreciation, and Telecomunications Funds began on October 15, 1999 at the following unit values respectively $14.53, $17.29, $14.59, $21.27, $30.87, $34.09. The AIM V.I. International Equity Fund began on October 22, 1999 at a unit value of $13.02.

On January 6, 2000, Metropolitan Life Insurance Company (MetLife), headquartered in New York City, purchased 100% of GenAmerica Corporation (the Company) for $1.2 billion in cash. The acquisition was a result of liquidity problems encountered by the Company's wholly owned subsidiary General American

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Separate Accounts in the preparation of financial statements. The policies followed are in conformity with generally accepted accounting principles.

(A)  INVESTMENTS

The Separate Accounts' investments in the AIM Variable Insurance Funds are valued daily on the respective shares held and based on the net asset values as reported to General American by the Funds at the close of each business day. The specific identification method is used in determining the cost of shares sold on withdrawals by the Separate Accounts. Share transactions are recorded on the trade date, which is the same as the settlement date.

(B)  FEDERAL INCOME TAXES

Under current Federal income tax law, the investment income and capital gains from sales of investments of the Separate Accounts are not taxable. Therefore, no Federal income tax expense has been provided.

           GENERAL AMERICAL SEPARATE ACCOUNT TWENTY-EIGHT AND
             GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

        N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

                          December 31, 1999

(C)  DIVIDEND REIMBURSEMENT

Dividends received from the underlying mutual funds are recorded on the ex-dividend date and immediately reinvested on the pay date.

(D)  USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 3--CONTRACT CHARGES
Mortality and Expense Risk Charge: General American assumes the mortality and expense risks and provides certain administrative services related to operating the Separate Accounts, for which the Separate Accounts are charged an annual fee of 1.25% based on the values at the end of each valuation period. Mortality and expense charges for Separate Account Twenty-eight totaled $731,228 for the period ended December 31, 1999. Mortality and expense charges for Separate Account Twenty-nine totaled $2,743,007 for the period ended December 31, 1999.

Surrender Charge (Contingent Deferred Sales Charge): Under Separate Account contractual arrangements, General American is entitled to collect payment for sales charges. Contracts are subject to a deferred sales charge contingent upon full surrender of the contract or partial withdrawal of accumulated value. The sales charge is 6% the first contract year, decreasing by 1% each subsequent year. The contingent deferred sales charge will be waived in the event of annuitization after the third year or on death if the date of issue is prior to the annuitant's 80th birthday. Sales charges as a result of surrenders are disclosed in Note 7.

Account Fee and Administrative Charges: General American has the responsibility for the administration of the contract. As reimbursement for account administrative expenses, on the last day of the contract year, General American deducts an account fee. For contracts with accumulated values less than $20,000, the fee is the lesser of $30 or 2% of the accumulated value for contract years ending prior to December 31, 1999. Thereafter, the account fee may be adjusted annually. The account fee is waived for contracts with accumulated values of $20,000 or more. General American charges an amount equal to the lesser of $25 or 2% of the amount transferred, for each transfer in excess of twelve
(12) during the contract year, excluding transfers made under the dollar cost averaging program, personal portfolio rebalancing, or interest sweep program and reserves the right to charge a fee to cover the expenses for special handling. Account fees are disclosed in Note 7. General American also provides certain administrative services for which it charges an administrative charge to the Separate Accounts at an annual rate of 0.15%. Administrative charges for Separate Account Twenty-eight totaled $90,377 for the period ended December 31, 1999. Administrative charges for Separate Account Twenty-nine totaled $339,023 for the period ended December 31, 1999.

Premium Taxes: In states which charge premium taxes, the taxes are withdrawn from the purchase payment or the accumulated value of the contract. Premium taxes are disclosed in Note 7.

NOTE 4 - FUND SUBSTITUTION

Prior to October 15, 1999 Separate Account Twenty-eight was divided into four divisions and SeparateAccount Twenty-nine was divided into ten divisions. Each division invested exlusively in shares of a single fund of GT Global Variable Investment Funds. Separate Account Twenty-eight invested in the Money Market, Variable Strategic Income, Variable Global Government Income, and Variable U.S. Government Income Funds. Separate Account Twenty-nine invested in the Variable New Pacific, Variable Europe,

           GENERAL AMERICAL SEPARATE ACCOUNT TWENTY-EIGHT AND
             GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

       N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

                          December 31, 1999

Variable America, Variable Growth & Income, Variable Latin America, Variable Telecomunications, Variable International, Variable Emerging Markets, Variable Natural Resources, and Variable Infrastructure Funds.

On October 15, 1999 and October 22, 1999, the funds invested in the GT Global Variable Investment Funds were transferred into AIM V.I. Funds.

On October 15, 1999, the GT Global Money Market Fund was transferred into the AIM V.I. Money Market Fund; the GT Global Variable Strategic Income and Variable Global Government Income Funds were transferred into the AIM V.I. Diversified Income Fund; the GT Global U.S. Government Income Fund was transferred into the AIM V.I. Government Securities Fund; the GT Global Variable Growth & Income Fund was transferred into the AIM V.I. Global Growth and Income Fund; the GT Global Variable America Fund was transferred into the AIM V.I. Capital Appreciation Fund; and the GT Global Variable Telecomunications Fund was transferred into the AIM V.I. Telecomunications Fund.

On October 22, 1999 the GT Global Variable New Pacific, Variable Europe, Variable Latin America, Variable International, Variable Emerging
Markets, Variable Natural Resources, and Variable Infrastructure Funds were transferred into the AIM V.I. International Equity Fund.

           GENERAL AMERICAL SEPARATE ACCOUNT TWENTY-EIGHT AND
             GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

       N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

                          December 31, 1999

NOTE 5--PURCHASES AND SALES OF SHARES

During the period ended December 31, 1999, cost of purchases and proceeds from sales of AIM Variable Insurance Fund and GT Global Variable Investment Fund shares were as follows:

                                                  PURCHASES                 SALES
                                                  ---------                 -----
SEPARATE ACCOUNT TWENTY-EIGHT
-----------------------------
AIM V.I. Money Market Fund                      $ 41,497,669            $ 23,366,671
AIM V.I. Diversified Income Fund                  19,310,063               4,153,405
AIM V.I. Government Securities Fund                4,933,587                 985,204
GT Global Money Market Fund                      493,750,685             528,005,293
GT Global Variable Strategic Income Fund           6,836,111              26,554,249
GT Global Variable Global Government
     Income  Fund                                  8,737,910              16,837,867
GT Global Variable U.S. Government
     Income Fund                                   1,773,268               8,463,302

SEPARATE ACCOUNT TWENTY-NINE
----------------------------
AIM V.I. Global Growth and Income Fund          $ 33,593,779             $ 5,827,778
AIM V.I. Capital Appreciation Fund                33,533,287               5,310,778
AIM V.I. Telecommunications Fund                  72,970,965               6,447,336
AIM V.I. International Equity Fund                56,389,741              15,285,215
GT Global Variable New Pacific Fund              204,437,305             217,295,685
GT Global Variable Europe Fund                   189,072,627             209,750,724
GT Global Variable America Fund                   34,373,082              68,047,111
GT Global Variable Growth & Income Fund           39,913,850              78,504,213
GT Global Variable Latin America Fund              5,811,494              15,812,268
GT Global Variable Telecommunications
     Fund                                         55,001,969             124,919,106
GT Global Variable International Fund             36,442,493              43,228,791
GT Global Variable Emerging Markets Fund          30,158,249              37,034,416
GT Global Variable Natural Resources Fund          7,892,143              14,613,181
GT Global Variable Infrastructure Fund             1,049,154               6,887,703

         GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
           GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

     N O T E S   T O   F I N A N C I A L   S T A T E M E N T S
                            (Continued)

                         December 31, 1999

NOTE 6--ACCUMULATION UNIT ACTIVITY

The following is a summary of the accumulation unit activity for the periods ended December 31, 1999 and 1998 for Separate Account Twenty-eight (in thousands):

                                                                         GT Global                           GT Global
                                                                        Money Market                     Variable Strategic
                                                                          Division                        Income Division
                                                                  ------------------------             -----------------------
                                                                   1999               1998              1999              1998
                                                                  ------             -----             -----             -----
Individual units held:
  Deposits                                                           476               297                50                32
  Transfers                                                          (53)              781              (883)              (93)
  Withdrawals                                                     (2,627)             (817)             (346)             (265)
                                                                  ------             -----             -----             -----
  Outstanding units, beginning of period                           2,204             1,943             1,179             1,505
                                                                  ------             -----             -----             -----
  Outstanding units, end of period                                     0             2,204                 0             1,179
                                                                  ======             =====             =====             =====


                                                                          GT Global                           GT Global
                                                                       Variable Global                        Variable
                                                                         Government                        U.S. Government
                                                                       Income Division                     Income Division
                                                                    ----------------------              ----------------------
                                                                    1999              1998              1999              1998
                                                                    ----              ----              ----              ----
Individual units held:
  Deposits                                                             7                16                 5                19
  Transfers                                                         (461)               58              (366)               30
  Withdrawals                                                        (98)              (93)             (122)              (81)
                                                                    ----               ---              ----               ---
  Outstanding units, beginning of period                             552               571               483               515
                                                                    ----               ---              ----               ---
  Outstanding units, end of period                                     0               552                 0               483
                                                                    ====               ===              ====               ===


                                                                  AIM V.I.          AIM V.I.          AIM V.I.
                                                                   Money          Diversified        Government
                                                                   Market           Income           Securities
                                                                    Fund             Fund               Fund
                                                                  --------        -----------        ----------
                                                                    1999              1999              1999
                                                                  --------        -----------        ----------
Individual units held:
  Deposits                                                            23                 5                 1
  Transfers                                                        2,051               956               300
  Withdrawals                                                       (837)             (135)              (39)
                                                                   -----              ----               ---
  Outstanding units, beginning of period                               0                 0                 0
                                                                   -----              ----               ---
  Outstanding units, end of period                                 1,237               826               262
                                                                   =====              ====               ===

         GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
           GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

     N O T E S   T O   F I N A N C I A L   S T A T E M E N T S
                            (Continued)

                         December 31, 1999

NOTE 6--ACCUMULATION UNIT ACTIVITY (CONTINUED)

The following is a summary of the accumulation unit activity for the periods ended December 31, 1999 and 1998 for Separate Account Twenty-nine (in thousands).

                                                      GT Global                     GT Global                     GT Global
                                                    Variable New                    Variable                      Variable
                                                   Pacific Division              Europe Division              America Division
                                                 --------------------          --------------------         ---------------------
                                                  1999           1998           1999           1998          1999            1998
                                                 -----          -----          -----          -----         ------          -----
Individual units held:
  Deposits                                          65             43             47             43             58             50
  Transfers                                       (797)          (203)          (933)           265         (1,135)            82
  Withdrawals                                     (414)          (212)          (324)          (264)          (381)          (353)
                                                 -----          -----          -----          -----         ------          -----
  Outstanding units, beginning of period         1,146          1,518          1,210          1,166          1,458          1,679
                                                 -----          -----          -----          -----         ------          -----
  Outstanding units, end of period                   0          1,146              0          1,210              0          1,458
                                                 =====          =====          =====          =====         ======          =====


                                                      GT Global                      GT Global
                                                  Variable Growth &                Variable Latin
                                                   Income Division                America Division
                                                ---------------------           -------------------
                                                 1999            1998           1999           1998
                                                ------          -----           ----          -----
Individual units held:
  Deposits                                          68             65             40             35
  Transfers                                     (1,767)           226           (589)          (434)
  Withdrawals                                     (643)          (455)          (257)          (224)
                                                ------          -----           ----          -----
  Outstanding units, beginning of period         2,342          2,506            806          1,429
                                                ------          -----           ----          -----
  Outstanding units, end of period                   0          2,342              0            806
                                                ======          =====           ====          =====

                                                      GT Global                      GT Global
                                                      Variable                       Variable                      GT Global
                                                 Telecommunications                International               Variable Emerging
                                                      Division                       Division                  Markets Division
                                                ---------------------           -------------------           -------------------
                                                 1999            1998           1999           1998           1999           1998
                                                ------          -----           ----           ----           ----          -----
Individual units held:
  Deposits                                          53             63             41             16             54             36
  Transfers                                     (2,010)           (37)          (424)           184           (535)          (456)
  Withdrawals                                     (601)          (498)          (198)           (73)          (258)          (202)
                                                ------          -----           ----            ---           ----          -----
  Outstanding units, beginning of period         2,558          3,030            581            454            739          1,361
                                                ------          -----           ----            ---           ----          -----
  Outstanding units, end of period                   0          2,558              0            581              0            739
                                                ======          =====           ====            ===           ====          =====

                                                       GT Global                     GT Global
                                                    Variable Natural              Variable Infra-
                                                   Resources Division            structure Division
                                                  -------------------           -------------------
                                                  1999           1998           1999           1998
                                                  ----           ----           ----           ----
Individual units held:
  Deposits                                          22             41             10             17
  Transfers                                       (337)          (244)          (262)          (103)
  Withdrawals                                     (121)          (124)           (99)           (81)
                                                  ----           ----           ----           ----
  Outstanding units, beginning of period           436            763            351            518
                                                  ----           ----           ----           ----
  Outstanding units, end of period                   0            436              0            351
                                                  ====           ====           ====           ====



                                              AIM V.I.
                                               Global           AIM V.I.                             AIM V.I.
                                              Growth &          Capital           AIM V.I.         International
                                               Income        Appreciation    Telecomunications        Equity
                                                Fund             Fund               Fund               Fund
                                              --------       ------------    -----------------     -------------
                                                1999             1999               1999               1999
                                              --------       ------------    -----------------     -------------
Individual units held:
  Deposits                                        17               11                  13                16
  Transfers                                    1,495              986               2,107             3,504
  Withdrawals                                   (193)             (86)               (167)             (366)
                                               -----              ---               -----             -----
  Outstanding units, beginning of period           0                0                   0                 0
                                               -----              ---               -----             -----
  Outstanding units, end of period             1,319              911               1,953             3,154
                                               =====              ===               =====             =====

         GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
           GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

      N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

                         December 31, 1999

NOTE 7 - SUMMARY OF GROSS AND NET DEPOSITS INTO SEPARATE ACCOUNT

Deposits into the Separate Account are used to purchase shares in GT Global Variable Investment Funds or AIM V.I. Funds. Net deposits represent the amounts available for investment in such shares after deduction of premium taxes, administrative costs, and surrender charges. Activity for Separate Account Twenty-eight follows.


                                                                            GT Global                     GT Global Variable
                                                                      Money Market Division            Strategic Income Division
                                                                  ------------------------------      ---------------------------
                                                                       1999              1998              1999           1998
                                                                  ------------      ------------      ------------    -----------
  Total gross deposits                                            $  6,941,036      $  4,216,030      $    879,901    $   596,851
  Transfers between fund divisions and General American             (1,029,887)       10,874,210       (15,298,193)    (1,661,337)
  Surrenders and withdrawals                                       (37,463,507)      (11,222,268)       (6,064,884)    (4,797,048)
                                                                  ------------      ------------      ------------    -----------
      Total of gross deposits, transfers, and surrenders
        between fund divisions                                     (31,552,358)        3,867,972       (20,483,176)    (5,861,534)

Deductions:
  Premium taxes                                                              0            (3,705)                0         (1,688)
  Account Fees                                                         (68,446)          (85,755)           (2,647)        (5,548)
  Surrender charges                                                   (464,301)         (225,520)          (69,163)       (78,415)
                                                                  ------------      ------------      ------------    -----------
     Total deductions                                                 (532,747)         (314,980)          (71,810)       (85,651)
                                                                  ------------      ------------      ------------    -----------
Net deposits into (deductions from) Separate Account              $(32,085,105)     $  3,552,992      $(20,554,986)   $(5,947,185)
                                                                  ============      ============      ============    ===========


                                                                     GT Global Variable Global           GT Global Variable U.S.
                                                                     Government Income Division        Government Income Division
                                                                   -----------------------------       --------------------------
                                                                       1999              1998              1999           1998
                                                                   -----------       -----------       -----------    -----------
  Total gross deposits                                             $   110,640       $   236,964       $    79,959    $   278,136
  Transfers between fund divisions and General American             (6,830,811)          867,608        (5,333,671)       448,034
  Surrenders and withdrawals                                        (1,434,327)       (1,384,864)       (1,777,383)    (1,183,992)
                                                                   -----------       -----------       -----------    -----------
      Total of gross deposits, transfers, and surrenders
          between fund divisions                                    (8,154,498)         (280,292)       (7,031,095)      (457,822)

Deductions:
  Premium taxes                                                              0            (1,093)                0         (1,530)
  Account Fees                                                          (1,570)           (3,605)             (840)        (2,400)
  Surrender charges                                                    (14,303)          (16,349)          (36,870)       (19,733)
                                                                   -----------       -----------       -----------    -----------
     Total deductions                                                  (15,873)          (21,047)          (37,710)       (23,663)
                                                                   -----------       -----------       -----------    -----------
Net deposits into (deductions from) Separate Account               $(8,170,371)      $  (301,339)      $(7,068,805)   $  (481,485)
                                                                   ===========       ===========       ===========    ===========

                                                                    AIM V.I.           AIM V.I.          AIM V.I.
                                                                     Money           Diversified        Government
                                                                     Market            Income           Securities
                                                                      Fund              Fund               Fund
                                                                  ------------       -----------        ----------
                                                                      1999              1999               1999
                                                                  ------------       -----------        ----------
  Total gross deposits                                            $    336,251       $   115,442        $   19,433
  Transfers between fund divisions and General American             29,827,855        16,506,465         4,365,561
  Surrenders and withdrawals                                       (11,985,962)       (2,342,663)         (556,900)
                                                                  ------------       -----------        ----------
      Total of gross deposits, transfers, and surrenders
          between fund divisions                                    18,178,144        14,279,244         3,828,094

Deductions:
  Premium taxes                                                              0                 0                 0
  Account Fees                                                          (2,979)             (682)             (150)
  Surrender charges                                                   (207,411)          (20,643)           (8,479)
                                                                  ------------       -----------        ----------
     Total deductions                                                 (210,390)          (21,325)           (8,629)
                                                                  ------------       -----------        ----------
Net deposits into (deductions from) Separate Account              $ 17,967,754       $14,257,919        $3,819,465
                                                                  ============       ===========        ==========

         GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
           GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

      N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

                         December 31, 1999

NOTE 7 - SUMMARY OF GROSS AND NET DEPOSITS INTO SEPARATE ACCOUNT
(CONTINUED)

Deposits into the Separate Account are used to purchase shares in GT Global Variable Investment Funds or AIM V.I. Funds. Net deposits represent the amounts available for investment in such shares after deduction of premium taxes, administrative costs, and surrender charges. Activity for Separate Account Twenty-nine follows.

                                                                              GT Global                        GT Global
                                                                   Variable New Pacific Division       Variable Europe Division
                                                                  ------------------------------      ---------------------------
                                                                      1999               1998             1998           1998
                                                                  ------------       -----------      ------------    -----------
  Total gross deposits                                            $    733,692       $   467,192      $  1,168,836    $ 1,263,348
  Transfers between fund divisions and General American             (9,770,792)       (3,613,152)      (24,825,583)     3,539,888
  Surrenders and withdrawals                                        (3,836,786)       (1,811,064)       (8,160,514)    (6,981,674)
                                                                  ------------       -----------      ------------    -----------
      Total of gross deposits, transfers, and surrenders
          between fund divisions                                   (12,873,886)       (4,957,024)      (31,817,261)    (2,178,438)
                                                                  ------------       -----------      ------------    -----------

Deductions:
  Premium taxes                                                              0              (669)                0           (264)
  Account Fees                                                         (36,594)          (29,317)          (15,527)       (42,079)
  Surrender charges                                                    (53,668)          (34,751)         (119,079)      (138,518)
                                                                  ------------       -----------      ------------    -----------
     Total deductions                                                  (90,262)          (64,737)         (134,606)      (180,861)
                                                                  ------------       -----------      ------------    -----------
Net deposits into (deductions from) Separate Account              $(12,964,148)      $(5,021,761)     $(31,951,867)   $(2,359,299)
                                                                  ============       ===========      ============    ===========

                                                                            GT Global
                                                                    Variable America Division
                                                                  ------------------------------
                                                                      1998              1998
                                                                  ------------       -----------
  Total gross deposits                                            $  1,830,403       $ 1,342,670
  Transfers between fund divisions and General American            (34,583,667)        2,386,380
  Surrenders and withdrawals                                       (11,562,874)       (8,968,710)
                                                                  ------------       -----------
      Total of gross deposits, transfers, and surrenders
          between fund divisions                                   (44,316,138)       (5,239,660)
                                                                  ------------       -----------

Deductions:
  Premium taxes                                                              0            (2,032)
  Account Fees                                                         (11,384)          (18,522)
  Surrender charges                                                   (145,282)         (182,530)
                                                                  ------------       -----------
     Total deductions                                                 (156,666)         (203,084)
                                                                  ------------       -----------
Net deposits into (deductions from) Separate Account              $(44,472,804)      $(5,442,744)
                                                                  ============       ===========

                                                                        GT Global Variable                 GT Global Variable
                                                                     Emerging Markets Division         Natural Resources Division
                                                                   -----------------------------       --------------------------
                                                                       1999              1998              1999           1998
                                                                   -----------       -----------       -----------    -----------
  Total gross deposits                                             $   598,784       $   388,910       $   386,226    $   791,216
  Transfers between fund divisions and General American             (5,099,246)       (5,088,834)       (5,256,712)    (4,279,195)
  Surrenders and withdrawals                                        (2,373,058)       (1,955,068)       (1,879,258)    (2,064,704)
                                                                   -----------       -----------       -----------    -----------
      Total of gross deposits, transfers, and surrenders
          between fund divisions                                    (6,873,520)       (6,654,992)       (6,749,744)    (5,552,683)
                                                                   -----------       -----------       -----------    -----------

Deductions:
  Premium taxes                                                              0            (1,079)                0              0
  Account Fees                                                          (4,014)           (3,638)           (2,179)        (5,547)
  Surrender charges                                                    (40,707)          (50,233)          (41,209)       (56,089)
                                                                   -----------       -----------       -----------    -----------
     Total deductions                                                  (44,721)          (54,950)          (43,388)       (61,636)
                                                                   -----------       -----------       -----------    -----------
Net deposits into (deductions from) Separate Account               $(6,918,241)      $(6,709,942)      $(6,793,132)   $(5,614,319)
                                                                   ===========       ===========       ===========    ===========


                                                                        GT Global Variable
                                                                      Infrastructure Division
                                                                   -----------------------------
                                                                      1999              1998
                                                                   -----------       -----------
  Total gross deposits                                             $   176,499       $   316,330
  Transfers between fund divisions and General American             (4,761,980)       (1,757,657)
  Surrenders and withdrawals                                        (1,749,945)       (1,371,569)
                                                                   -----------       -----------
      Total of gross deposits, transfers, and surrenders
          between fund divisions                                    (6,335,426)       (2,812,896)
                                                                   -----------       -----------

Deductions:
  Premium taxes                                                              0                 0
  Account Fees                                                            (447)           (1,346)
  Surrender charges                                                    (45,151)          (41,538)
                                                                   -----------       -----------
     Total deductions                                                  (45,598)          (42,884)
                                                                   -----------       -----------
Net deposits into (deductions from) Separate Account               $(6,381,024)      $(2,855,780)
                                                                   ===========       ===========

                                                                             GT Global                     GT Global Variable
                                                                     Growth & Income Division            Latin America Division
                                                                  ------------------------------      ---------------------------
                                                                      1999              1998              1999           1998
                                                                  ------------       -----------      ------------   ------------
  Total gross deposits                                            $  1,510,463       $ 1,415,739      $    630,989   $    574,021
  Transfers between fund divisions and General American            (37,847,075)        4,831,962        (7,439,812)    (7,364,854)
  Surrenders and withdrawals                                       (14,398,572)       (9,801,457)       (3,326,633)    (3,366,528)
                                                                  ------------       -----------      ------------   ------------
      Total of gross deposits, transfers, and surrenders
          between fund divisions                                   (50,735,184)       (3,553,756)      (10,135,456)   (10,157,361)
                                                                  ------------       -----------      ------------   ------------

Deductions:
  Premium taxes                                                              0            (2,685)                0         (1,300)
  Account Fees                                                         (11,905)          (18,337)           (2,781)        (5,753)
  Surrender charges                                                   (176,436)         (176,568)          (44,690)       (67,909)
                                                                  ------------       -----------      ------------   ------------
     Total deductions                                                 (188,341)         (197,590)          (47,471)       (74,962)
                                                                  ------------       -----------      ------------   ------------
Net deposits into (deductions from) Separate Account              $(50,923,525)      $(3,751,346)     $(10,182,927)  $(10,232,323)
                                                                  ============       ===========      ============   ============


                                                                       GT Global Variable
                                                                   Telecommunications Division
                                                                  ------------------------------
                                                                      1999              1998
                                                                  ------------       -----------
  Total gross deposits                                            $  1,690,013      $  1,581,728
  Transfers between fund divisions and General American            (66,718,406)         (349,612)
  Surrenders and withdrawals                                       (18,858,772)      (12,173,840)
                                                                  ------------       -----------
      Total of gross deposits, transfers, and surrenders
          between fund divisions                                   (83,887,165)      (10,941,724)
                                                                  ------------       -----------

Deductions:
  Premium taxes                                                              0            (3,520)
  Account Fees                                                         (34,056)          (36,607)
  Surrender charges                                                   (252,867)         (239,305)
                                                                  ------------       -----------
     Total deductions                                                 (286,923)         (279,432)
                                                                  ------------       -----------
Net deposits into (deductions from) Separate Account              $(84,174,088)     $(11,221,156)
                                                                  ============      ============

           GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
            GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

        N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

                            December 31, 1999

NOTE 7 - SUMMARY OF GROSS AND NET DEPOSITS INTO SEPARATE ACCOUNT (CONTINUED)

                                                                                                                        AIM V.I.
                                                                                                                     Global Growth
                                                                                 GT Global Variable                    and Income
                                                                               International Division                     Fund
                                                                            -----------------------------            -------------
                                                                                1999              1998                    1999
                                                                            -----------        ----------            -------------
  Total gross deposits                                                      $   520,732        $  202,306             $   388,325
  Transfers between fund divisions and General American                      (5,486,987)        1,676,410              31,708,343
  Surrenders and withdrawals                                                 (2,467,466)         (899,949)             (4,223,051)
                                                                            -----------        ----------             -----------
      Total of gross deposits, transfers, and surrenders
          between fund divisions                                             (7,433,721)          978,767              27,873,617
                                                                            -----------        ----------             -----------

Deductions:
  Premium taxes                                                                       0                 0                    (344)
  Account Fees                                                                   (3,745)          (10,016)                 (2,045)
  Surrender charges                                                             (39,186)          (15,159)                (31,207)
                                                                            -----------        ----------             -----------
     Total deductions                                                           (42,931)          (25,175)                (33,596)
                                                                            -----------        ----------             -----------
Net deposits into (deductions from) Separate Account                        $(7,476,652)       $  953,592             $27,840,021
                                                                            ===========        ==========             ===========


                                                                              AIM V.I.                                AIM V.I.
                                                                              Capital              AIM V.I.        International
                                                                            Appreciation      Telecomunications       Equity
                                                                                Fund                Fund               Fund
                                                                            ------------      -----------------    -------------
                                                                                1999                1999               1999
                                                                            ------------      -----------------    -------------
  Total gross deposits                                                      $   387,427         $   472,203         $   233,618
  Transfers between fund divisions and General American                      30,135,897          73,445,712          44,445,680
  Surrenders and withdrawals                                                 (3,053,564)         (7,182,331)         (5,354,357)
                                                                            -----------         -----------         -----------
      Total of gross deposits, transfers, and surrenders
          between fund divisions                                             27,469,760          66,735,584          39,324,941
                                                                            -----------         -----------         -----------

Deductions:
  Premium taxes                                                                       0                (712)             (1,181)
  Account Fees                                                                   (1,630)             (6,374)             (3,779)
  Surrender charges                                                             (30,590)            (57,193)            (86,676)
                                                                            -----------         -----------         -----------
     Total deductions                                                           (32,220)            (64,279)            (91,636)
                                                                            -----------         -----------         -----------
Net deposits into (deductions from) Separate Account                        $27,437,540         $66,671,305         $39,233,305
                                                                            ===========         ===========         ===========

                            GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT AND
                              GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                              S C H E D U L E   O F   I N V E S T M E N T S

                                            December 31, 1999
                                                                                                 Market
                                                                            No. of Shares        Value
                                                                            -------------     -----------
Separate Account Twenty-Eight:

    AIM V.I. Money Market Fund                                               18,130,998       $18,130,998

    AIM V.I. Diversified Income Fund                                          1,431,917        14,405,085

    AIM V.I. Government Securities Fund                                         359,374         3,820,150



Separate Account Twenty-Nine:

    AIM V.I. Global Growth and Income Fund                                    2,271,011        30,726,785

    AIM V.I. Capital Appreciation Fund                                        1,087,216        38,683,155

    AIM V.I. Telecomunications Fund                                           3,250,185       107,126,082

    AIM V.I. International Equity Fund                                        1,923,169        56,329,615



See accompanying independent auditors' report.

Table 1
                                      GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT

                               C O N D E N S E D   F I N A N C I A L   I N F O R M A T I O N

                                                     December 31, 1999
                                                                                                                  Total Units
                                                                           Accumulation         Accumulation      Outstanding,
                                                                            Unit Value:          Unit Value:     End of Period
                                                                      Beginning of Period<F*>   End of Period    (in thousands)
                                                                      -----------------------   -------------    --------------
AIM V.I. Money Market Fund                                 1999                14.53<F1>            14.64             1,237

AIM V.I. Diversified Income Fund                           1999                17.29<F2>            17.44               826

AIM V.I. Government Securities Fund                        1999                14.59<F3>            14.61               262

GT Global Money Market Division                            1999                14.22                14.53<F**>            0<F**>
                                                           1998                13.75                14.22             2,204
                                                           1997                13.30                13.75             1,943
                                                           1996                12.87                13.30             1,490
                                                           1995                12.40                12.87             1,158
                                                           1994                12.15                12.40             1,572
                                                           1993                12.00                12.15               303

GT Global Variable Strategic Income Division               1999                18.09                17.29<F**>            0<F**>
                                                           1998                18.45                18.09             1,179
                                                           1997                17.46                18.45             1,505
                                                           1996                14.56                17.46             1,807
                                                           1995                12.36                14.56             1,737
                                                           1994                15.11                12.36             1,886
                                                           1993                12.00                15.11             1,187

GT Global Variable Global Government Income Division       1999                15.96                14.68<F**>            0<F**>
                                                           1998                14.36                15.96               552
                                                           1997                13.95                14.36               571
                                                           1996                13.33                13.95               743
                                                           1995                11.66                13.33               893
                                                           1994                12.95                11.66               825
                                                           1993                12.00                12.95               464

GT Global Variable U.S. Government Income Division         1999                15.27                14.59<F**>            0<F**>
                                                           1998                14.19                15.27               483
                                                           1997                13.29                14.19               515
                                                           1996                13.18                13.29               410
                                                           1995                11.65                13.18               452
                                                           1994                12.61                11.65               205
                                                           1993                12.00                12.61                69

<F*> At inception of Separate Account on February 10, 1993; except for the AIM V.I. Funds which commenced on October 15, 1999.
<F**>Represents closing values on the date of substitution, October 15, 1999.
<F1> Beginning unit value represents closing unit value for the GT Global Variable Money Market Division.
<F2> Beginning unit value represents closing unit value for the GT Global Variable Strategic Income Division.
<F3> Beginning unit value represents closing unit value for the GT Global Variable U.S. Government Income Division.

See accompanying independent auditors' report.

                                       GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                               C O N D E N S E D   F I N A N C I A L   I N F O R M A T I O N

                                                     December 31, 1999
                                                                                                                  Total Units
                                                                           Accumulation         Accumulation      Outstanding,
                                                                            Unit Value:          Unit Value:     End of Period
                                                                      Beginning of Period<F*>   End of Period    (in thousands)
                                                                      -----------------------   -------------    --------------
AIM V.I. Global Growth and Income Fund                     1999                21.27<F1>            23.27             1,319

AIM V.I. Capital Appreciation Fund                         1999                30.87<F2>            42.44               911

AIM V.I. Telecomunications Fund                            1999                34.09<F3>            54.79             1,953

AIM V.I. International Equity Fund                         1999                13.02<F4>            17.83             3,154

Variable New Pacific Division                              1999                 8.52                 9.08<F***>           0<F***>
                                                           1998                10.11                 8.52             1,146
                                                           1997                17.41                10.11             1,518
                                                           1996                13.48                17.41             1,776
                                                           1995                13.70                13.48             1,687
                                                           1994                15.87                13.70             1,410
                                                           1993                12.00                15.87               492

Variable Europe Division                                   1999                26.78                25.30<F***>           0<F***>
                                                           1998                23.41                26.78             1,210
                                                           1997                20.62                23.41             1,166
                                                           1996                16.05                20.62             1,182
                                                           1995                14.84                16.05               970
                                                           1994                15.14                14.84             1,007
                                                           1993                12.00                15.14               349

Variable America Division                                  1999                27.80                30.87<F**>            0<F**>
                                                           1998                26.08                27.80             1,458
                                                           1997                23.02                26.08             1,679
                                                           1996                19.69                23.02             1,802
                                                           1995                15.93                19.69             1,906
                                                           1994                13.59                15.93               953
                                                           1993                12.00                13.59               117

Variable Growth & Income Division                          1999                23.61                21.27<F**>            0<F**>
                                                           1998                20.02                23.61             2,342
                                                           1997                17.47                20.02             2,506
                                                           1996                15.23                17.47             2,080
                                                           1995                13.37                15.23             2,002
                                                           1994                13.96                13.37             1,908
                                                           1993                12.00                13.96               827

<F*>  At inception of Separate Account on February 10, 1993, except for the Variable Telecommunications Division, which commenced operations on October 18, 1993; the Variable International Growth Division, which commenced operations on July 12, 1994; the
      Variable Emerging Markets Division, which commenced operations on July 6, 1994; the Variable Natural Resources Division and
      Variable Infrastructure Division which commenced operations on January 31, 1995; the AIM V.I. Global Growth and Income,
      Capital Appreciation, and Telecomunications Funds which commenced on October 15, 1999; and the AIM V.I. International
      Equity Fund which commenced operations on October 22, 1999.
<F**> Represents closing values on the date of substitution, October 15, 1999.
<F***>Represents closing values on the date of substitution, October 22, 1999.
<F1>  Beginning unit value represents closing unit value for the GT Global Variable Growth and Income Division.
<F2>  Beginning unit value represents closing unit value for the GT Global Variable America Division.
<F3>  Beginning unit value represents closing unit value for the GT Global Variable Telecomunications Division.
<F4>  Beginning unit value represents closing unit value for the GT Global Variable International Division.

See accompanying independent auditors' report.

                                       GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-NINE

                               C O N D E N S E D   F I N A N C I A L   I N F O R M A T I O N

                                                     December 31, 1999
                                                                                                                  Total Units
                                                                           Accumulation         Accumulation      Outstanding,
                                                                            Unit Value:          Unit Value:     End of Period
                                                                      Beginning of Period<F*>   End of Period    (in thousands)
                                                                      -----------------------   -------------    --------------
Variable Latin America Division                            1999                11.03                12.87<F***>           0<F***>
                                                           1998                19.18                11.03               806
                                                           1997                16.98                19.18             1,429
                                                           1996                14.06                16.98             1,292
                                                           1995                18.79                14.06             1,380
                                                           1994                17.46                18.79             1,412
                                                           1993                12.00                17.46               463

Variable Telecommunications Division                       1999                26.89                34.09<F**>            0<F**>
                                                           1998                22.33                26.89             2,558
                                                           1997                19.76                22.33             3,030
                                                           1996                16.79                19.76             3,177
                                                           1995                13.77                16.79             3,019
                                                           1994                13.03                13.77             2,612
                                                           1993                12.00                13.03               605

Variable International Division                            1999                12.11                13.02<F***>           0<F***>
                                                           1998                12.34                12.11               581
                                                           1997                11.70                12.34               454
                                                           1996                10.94                11.70               384
                                                           1995                11.22                10.94               314
                                                           1994                12.00                11.22               172

Variable Emerging Markets Division                         1999                 7.44                 9.00<F***>           0<F***>
                                                           1998                11.96                 7.44               739
                                                           1997                14.06                11.96             1,361
                                                           1996                10.88                14.06             1,234
                                                           1995                11.93                10.88               809
                                                           1994                12.00                11.93               574

Variable Natural Resources Division                        1999                14.23                15.64<F***>           0<F***>
                                                           1998                21.54                14.23               436
                                                           1997                21.57                21.54               763
                                                           1996                14.47                21.57               746
                                                           1995                12.00                14.47                86

Variable Infrastructure Division                           1999                17.52                18.21<F***>           0<F***>
                                                           1998                16.71                17.52               351
                                                           1997                16.13                16.71               518
                                                           1996                13.10                16.13               366
                                                           1995                12.00                13.10               113

<F*>  At inception of Separate Account on February 10, 1993, except for the Variable Telecommunications Division, which commenced operations on October 18, 1993; the Variable International Growth Division, which commenced operations on July 12, 1994; the
      Variable Emerging Markets Division, which commenced operations on July 6, 1994; the Variable Natural Resources Division and
      Variable Infrastructure Division which commenced operations on January 31, 1995; the AIM V.I. Global Growth and Income,
      Capital Appreciation, and Telecomunications Funds which commenced on October 15, 1999; and the AIM V.I. International
      Equity Fund which commenced operations on October 22, 1999.
<F**> Represents closing values on the date of substitution, October 15, 1999.
<F***>Represents closing values on the date of substitution, October 22, 1999.

See accompanying independent auditors' report.




                         GENERAL AMERICAN LIFE INSURANCE
                            COMPANY AND SUBSIDIARIES

                        Consolidated Financial Statements

                           December 31, 1999 and 1998

                   (With Independent Auditors' Report Thereon)





                      INDEPENDENT AUDITORS' REPORT

Board of Directors and Members of General American Life Insurance
Company:

We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of operations, comprehensive income, stockholder equity, and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.



St. Louis, Missouri
February 4, 2000

General American Life Insurance Company and Subsidiaries
CONSOLIDATED BALANCE SHEETS
(dollars in millions, except share data)

                                                                         As of December 31
                                                                         -----------------
                                                                        1999           1998
                                                                     ---------       --------
ASSETS
- ----------------------------------------------------------------
Fixed maturities:
   Available-for-sale, at fair value                                 $ 6,826.1       11,068.3
Mortgage loans, net                                                    1,678.9        2,337.5
Real estate, net                                                         127.2          129.9
Equity securities, at fair value                                          49.3           48.6
Policy loans                                                           2,243.9        2,151.0
Short-term investments                                                   292.4          195.3
Other invested assets                                                    898.8          457.6
                                                                     ---------       --------
            Total investments                                         12,116.6       16,388.2
Cash and cash equivalents                                                790.0          591.1
Accrued investment income                                                153.9          205.6
Reinsurance recoverables                                                 863.3          905.0
Other contract deposits                                                  325.5        4,094.8
Deferred tax asset, net                                                  197.6              -
Deferred policy acquisition costs                                      1,286.1          773.8
Other assets                                                             781.1          675.7
Separate account assets                                                6,915.6        5,214.8
                                                                     ---------       --------
            Total assets                                             $23,429.7       28,849.0
                                                                     =========       ========

LIABILITIES AND STOCKHOLDER EQUITY
- ----------------------------------------------------------------
Policy and contract liabilities:
   Future policy benefits                                            $ 5,995.6        5,589.5
   Policyholder account balances:
      Universal life                                                   3,032.1        2,960.9
      Annuities                                                        3,709.8        3,714.5
   Pension funds and interest sensitive contract liabilities             556.8        7,581.3
   Policy and contract claims                                            702.1          591.1
   Dividends payable to policyholders                                    120.6          121.7
                                                                     ---------       --------
            Total policy and contract liabilities                     14,117.0       20,559.0
Amounts payable to reinsurers                                             79.2          201.4
Long-term debt and notes payable                                         216.6          221.9
Other liabilities and accrued expenses                                   825.0          912.4
Deferred tax liability, net                                                  -           75.4
Separate account liabilities                                           6,892.0        5,194.9
                                                                     ---------       --------
            Total liabilities                                         22,129.8       27,165.0
Minority interests                                                       420.0          383.1
Stockholder equity:
   Common stock, $1 par value, 5,000,000 shares authorized,
      3,000,000 shares issued and outstanding                              3.0            3.0
   Additional paid in capital                                             71.1            3.0
   Retained earnings                                                   1,074.1        1,242.0
   Accumulated other comprehensive (loss) income                        (268.3)          52.9
                                                                     ---------       --------
            Total stockholder equity                                     879.9        1,300.9
                                                                     ---------       --------
            Total liabilities and stockholder equity                 $23,429.7       28,849.0
                                                                     =========       ========

See accompanying notes to consolidated financial statements.

General American Life Insurance Company and Subsidiaries
CONSOLIDATED STATEMENTS OF OPERATIONS
(dollars in millions)
                                                                  Years ended December 31
                                                                  -----------------------
                                                               1999        1998        1997
                                                             --------     -------     -------
REVENUES
- -------------------------------------------------------
Insurance premiums                                           $2,207.6     2,028.0     1,671.3

Other considerations                                            183.2       173.6       135.8

Net investment income                                         1,157.2     1,135.8       945.5
Ceded commissions                                                21.7        39.9        44.9
Other income                                                    386.0       323.0       362.3
Net realized investment (losses) gains                         (200.6)       13.7        28.5
                                                             --------     -------     -------
            Total revenues                                    3,755.1     3,714.0     3,188.3
                                                             --------     -------     -------

BENEFITS AND EXPENSES
- -------------------------------------------------------
Policy benefits                                               1,978.4     1,832.9     1,517.7
Interest credited to policyholder account balances              533.9       516.8       399.4
                                                             --------     -------     -------
            Total policyholder benefits                       2,512.3     2,349.7     1,917.1

Dividends to policyholders                                      191.6       192.1       182.1
Policy acquisition costs                                        154.0       240.7       171.1
Other insurance and operating expenses                          917.5       713.7       712.8
Interest expense                                                 17.7        17.9        20.2
Demutualization expense                                          13.3           -           -
Fees to exit funding agreement business                         141.4           -           -
                                                             --------     -------     -------

            Total benefits and expenses                       3,947.8     3,514.1     3,003.3
                                                             --------     -------     -------

            (Loss) income before provision for income taxes    (192.7)      199.9       185.0
                                                             --------     -------     -------

Income tax (benefit) provision:

   Current                                                      (23.6)       35.2        65.8
   Deferred                                                     (40.7)       18.4        (0.1)
                                                             --------     -------     -------
            Total income tax (benefit) provision                (64.3)       53.6        65.7
                                                             --------     -------     -------

            (Loss) income before minority interest             (128.4)      146.3       119.3

Minority interest in earnings of consolidated subsidiaries      (24.8)      (29.2)      (22.1)
                                                             --------     -------     -------
            Net (loss) income                                $ (153.2)      117.1        97.2
                                                             ========     =======     =======

See accompanying notes to consolidated financial statements.

General American Life Insurance Company and Subsidiaries
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(dollars in millions)
                                                                   Years ended December 31
                                                                   -----------------------
                                                               1999         1998         1997
                                                             -------       -----        -----
Net (loss) income                                            $(153.2)       117.1        97.2

Other comprehensive (loss) income                             (321.2)       (54.0)       75.6
                                                             -------        -----       -----

         Comprehensive (loss) income                         $(474.4)        63.1       172.8
                                                             =======        =====       =====

See accompanying notes to consolidated financial statements.

General American Life Insurance Company and Subsidiaries
CONSOLIDATED STATEMENTS OF STOCKHOLDER EQUITY
(dollars in millions)
                                                                                    ACCUMULATED
                                                                                       OTHER
                                                            ADDITIONAL             COMPREHENSIVE      TOTAL
                                                  COMMON     PAID-IN    RETAINED       (LOSS)       STOCKHOLDER
                                                  STOCK      CAPITAL    EARNINGS       INCOME         EQUITY
                                                  ------    ----------  --------   -------------    -----------
Balance at December 31, 1996                       $  -           -       966.5          31.3          997.8
Net income                                                                 97.2                         97.2
Other comprehensive income                                                               75.6           75.6
Issuance of common stock                            3.0         3.0        (6.0)                           -
Dividend to parent                                                         (4.5)                        (4.5)
Other, net                                                                  4.4                          4.4
                                                   ----        ----     -------        ------        -------

Balance at December 31, 1997                        3.0         3.0     1,057.6         106.9        1,170.5
Net income                                                                117.1                        117.1
Other comprehensive loss                                                                (54.0)         (54.0)
Parent's share of subsidiary's
   issuance of non-voting stock                                            68.6                         68.6
Other, net                                                                 (1.3)                        (1.3)
                                                   ----        ----     -------        ------        -------

Balance at December 31, 1998                        3.0         3.0     1,242.0          52.9        1,300.9
Net loss                                                                 (153.2)                      (153.2)
Other comprehensive loss                                                               (321.2)        (321.2)
Parent's share of subsidiaries'
   capital stock transactions                                              25.3                         25.3
Capital contribution from parent                               68.1                                     68.1
Dividends                                                                 (40.0)                       (40.0)
                                                   ----        ----     -------        ------        -------

Balance at December 31, 1999                       $3.0        71.1     1,074.1        (268.3)         879.9
                                                   ====        ====     =======        ======        =======

See accompanying notes to consolidated financial statements.

General American Life Insurance Company and Subsidiaries
CONSOLIDATED STATEMENTS OF CASH FLOWS
(dollars in millions)
                                                                                      Years ended December 31
                                                                                      -----------------------
                                                                                 1999            1998          1997
                                                                              ---------        -------        -------
CASH FLOWS FROM OPERATING ACTIVITIES
- ----------------------------------------------------------------
Net (loss) income                                                             $  (153.2)         117.1           97.2
Adjustments to reconcile net income to net cash provided by
   (used in) operating activities:
      Change in:
         Accrued investment income                                                 50.9          (37.4)         (20.6)
         Reinsurance recoverables and
            other contract deposits                                               463.9          496.1          203.7
         Deferred policy acquisition costs                                       (165.9)        (102.1)        (113.0)
         Other assets                                                             (39.5)        (172.1)         (61.8)
         Future policy benefits                                                   406.2          655.5          693.1
         Policy and contract claims                                               111.0          132.5          105.5
         Other liabilities and accrued expenses                                   (78.1)          48.2          319.8
      Deferred income tax provision                                               (40.7)          18.4           (0.1)
      Policyholder considerations                                                (183.2)        (173.6)        (135.8)
      Interest credited to policyholder account balances                          533.9          516.8          399.4
      Amortization and depreciation                                               (32.5)          34.6           32.7
      Net realized investment losses (gains)                                      200.6          (13.7)         (28.5)
      Other, net                                                                   12.0            7.4            0.4
                                                                              ---------        -------        -------
Net cash provided by operating activities                                       1,085.4        1,527.7        1,492.0
                                                                              ---------        -------        -------

CASH FLOWS FROM INVESTING ACTIVITIES
- ----------------------------------------------------------------
Proceeds from investments sold or redeemed:
      Fixed maturities available-for-sale                                      10,891.4        2,027.4        2,070.7
      Mortgage loans                                                            1,442.8          370.4          594.2
      Equity securities                                                            10.3            2.1           31.6
Cost of investments purchased:
   Fixed maturities available-for-sale                                         (8,110.5)      (4,251.1)      (4,463.1)
   Mortgage loan originations                                                    (800.2)        (594.5)        (439.0)
   Equity securities                                                              (19.2)         (17.4)         (47.3)
Maturity of fixed maturities available-for-sale                                   310.6          145.3          281.7
Increase in policy loans, net                                                     (92.9)         (77.9)        (153.4)
Increase in short-term and other invested assets, net                            (521.8)        (215.2)        (130.4)
Investments in subsidiaries                                                        81.3          (24.5)          (6.0)
                                                                              ---------        -------        -------
Net cash provided by (used in) investing activities                             3,191.8       (2,635.4)      (2,261.0)
                                                                              ---------        -------        -------

CASH FLOWS FROM FINANCING ACTIVITIES
- ----------------------------------------------------------------
Net policyholder account and contract (withdrawals) deposits                   (4,186.7)       1,108.8        1,024.5
Proceeds from subsidiary stock offering                                           124.9          221.8              -
Issuance of debt                                                                      -            2.3            1.9
Repayment of debt                                                                  (0.7)          (0.4)         (80.6)
Dividends                                                                         (45.8)          (3.8)          (2.1)
Other, net                                                                         28.9           27.5           46.8
                                                                              ---------        -------        -------
Net cash (used in) provided by financing activities                            (4,079.4)       1,356.2          990.5
                                                                              ---------        -------        -------

Effect of exchange rate changes                                                     1.1          (16.3)          (5.3)
                                                                              ---------        -------        -------
Net increase in cash and cash equivalents                                         198.9          232.2          216.2
Cash and cash equivalents at beginning of year                                    591.1          358.9          142.7
                                                                              ---------        -------        -------
Cash and cash equivalents at end of year                                      $   790.0          591.1          358.9
                                                                              =========        =======        =======

See accompanying notes to consolidated financial statements.

General American Life Insurance Company and Subsidiaries

(1)  BASIS OF PRESENTATION AND SUMMARY OF
     SIGNIFICANT ACCOUNTING POLICIES

ACQUISITION BY METLIFE
On January 6, 2000, Metropolitan Life Insurance Company (MetLife), headquartered in New York City, purchased 100% of GenAmerica Corporation (GenAmerica), General American Life Insurance Company's (General American or the Company) parent, for $1.2 billion in cash. The acquisition was a result of liquidity problems encountered by General American.

On August 10, 1999, at management's request, the Missouri Department of Insurance placed the Company under an order of administrative supervision (the order). The immediate cause of the order was the Company's inability to immediately satisfy approximately $4 billion in institutional funding agreement contract surrenders. The funding agreements guaranteed the holder a return on principal at a stated interest rate for a specified period of time. The contracts also allowed the holder to "put" the contract to the Company for a payout of principal and interest within designated time periods of 7, 30 or 90 days. The Company had reinsured 50% of the funding agreement contracts with ARM Financial Group, Inc. (ARM).

In July 1999, Moody's Investors Services, Inc. downgraded the claims paying ability rating of ARM due to the relative illiquidity of certain of its invested assets, which resulted in the Company recapturing the obligations and assets related to the funding agreements reinsured by ARM. As a result of the recapture, Moody's downgraded the Company's claims paying ability rating. Upon announcement of the downgrade, a large number of funding agreement holders surrendered their contracts. The Company was unable to liquidate sufficient assets in an orderly fashion without incurring significant losses and therefore management requested the order.

In connection with the acquisition, MetLife offered each holder of a General American funding agreement the option to exchange its funding agreement for a MetLife funding agreement with substantially identical terms and conditions or receive cash equal to the principal amount plus accrued interest. In consideration of this exchange offer, the Company transferred to MetLife assets having a market value equal to the market value of the funding agreement liabilities, approximately $5.7 billion.
As a result of its efforts to raise liquidity to meet the funding agreement requests and the transfer of assets to MetLife, the Company incurred
approximately $214.7 million in pretax capital losses.   In addition to the
capital losses, the Company incurred $141.4 million in fees associated with the recapture and transfer of the funding agreement business. With the transfer, the Company fully exited the funding agreement business.

GenAmerica will operate as a wholly-owned stock subsidiary of MetLife.
The $1.2 billion purchase price was paid to GenAmerica's parent General American Mutual Holding Company (GAMHC) and deposited in an account for the benefit of the Company's policyholders. Ultimately, these funds, minus adjustments, will be distributed to participating General American policyholders, with accumulated interest and GAMHC will be dissolved.

General American Life Insurance Company and Subsidiaries

REORGANIZATION
In September 1996, the Board of Directors of General American adopted the Plan which authorized the reorganization (Reorganization) of the Company into a mutual insurance holding company structure. The Missouri Department of Insurance held a public hearing on the Reorganization on December 19, 1996 and approved the Plan on January 24, 1997. The policyholders of the Company approved the Plan on January 28, 1997 and the Reorganization became effective on April 24, 1997 (effective date). The Company was the first company to obtain approval and to form a mutual insurance holding company under the Missouri Mutual Holding Company Statute.

Pursuant to the Reorganization, the Company (i) formed GAMHC as a mutual insurance holding company under the insurance laws of the State of Missouri, (ii) formed GenAmerica as an intermediate stock holding company under the general laws of the State of Missouri, and (iii) amended and restated its Charter and Articles of Incorporation to authorize the issuance of capital stock and the continuance of its existence as a stock life insurance company under the same name. GAMHC may, among other things, elect all of the directors of GenAmerica and approve matters submitted for shareholder approval. As of the effective date of the Reorganization, the membership interests and the contractual rights of the policyholders of the Company were separated - the membership interests automatically became, by operation of law, membership interests in GAMHC and the contractual rights remained with the Company. Each person who became the owner of a designated policy or contract of insurance or annuity issued by the Company after the effective date of the Reorganization (subject to certain exceptions and conditions set forth in the Articles of Incorporation of GAMHC) became a member of GAMHC and had a membership interest in GAMHC by operation of law so long as such policy or contract remains in force. The membership interests in GAMHC follow, and are not severable, from the insurance or annuity policy or contract from which the membership interest in GAMHC is derived.

On the effective date, the Company issued three million shares of its authorized shares of capital stock to GAMHC. GAMHC then contributed all of these to GenAmerica in exchange for one thousand shares of its common stock. As a result, GenAmerica directly owned the Company, and GAMHC indirectly owned the Company, through GenAmerica. The Reorganization was accounted for at historical cost in a manner similar to a pooling of interests.

The consolidated financial statements include the assets, liabilities, and results of operations of the Company and the following wholly owned insurance subsidiaries: Cova Corporation (COVA), an insurance holding company, Paragon Life Insurance Company, Security Equity Life Insurance Company, General Life Insurance Company of America, General Life Insurance Company (GLIC), GenAm Benefits Insurance Company, and its 48.3 percent owned subsidiary, Reinsurance Group of America, Incorporated (RGA), an insurance holding company. In addition, the financial statements include the assets, liabilities, and results of operations of the following wholly owned non-insurance subsidiaries: Red Oak Realty Company, White Oak Royalty Company, GenMark, Inc., and its 60.4 percent owned subsidiary, Conning Corporation (Conning).

The Company's principal lines of business, conducted through General American or one of its subsidiaries, are: Individual Life Insurance, Annuities, Group Life and Health Insurance, Asset Management, and Reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies, independent brokers, and group sales and claims offices. The Company and its subsidiaries are licensed to do business in all fifty states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, and Africa.

INITIAL PUBLIC OFFERING
In December 1997, Conning successfully completed an Initial Public Offering of 2.875 million shares of its common stock. Conning received net proceeds of approximately $34.5 million from the offering. The

General American Life Insurance Company and Subsidiaries

Company owned 60.4 and 62.7 percent of the total shares outstanding of Conning's common stock at December 31, 1999 and 1998 respectively. The publicly held stock of Conning is listed on the NASDAQ National Market System.

OTHER OFFERINGS
At RGA's annual stockholders' meeting on May 27, 1998, a new class of non-voting common stock was authorized. In June 1998, RGA completed a secondary public offering in which it sold 7,417,500 million shares of non-voting common stock traded on the New York Stock Exchange under the symbol RGA.A. The offering provided net proceeds of approximately $221.8 million, which have been utilized to finance the continued growth of RGA's operations domestically and internationally. After the subsequent offering, the Company's ownership percentage decreased from 63.8% to 53.3%.

On September 14, 1999 RGA held a special shareholder's meeting at which an amendment to its restated articles of incorporation, as amended, was approved which converted 7,417,496 shares of non-voting common stock into 7,194,971 shares of voting common stock, with cash paid in lieu of any fractional shares. After the non-voting stock conversion, the Company's ownership percentage was 53.5%.

On November 23, 1999, RGA completed a private placement of securities in which it sold 4,784,689 shares of its common stock, $0.01 par value per share to MetLife. The price per share was $26.125, and the aggregate value of the transaction was approximately $125 million. Proceeds from the private placement will be used for general corporate purposes, including the immediate capital needs associated with the Company's primary businesses. After the private offering, the Company's ownership percentage was 48.3%.

SIGNIFICANT ACCOUNTING POLICIES
The accompanying consolidated financial statements are prepared on the basis of generally accepted accounting principles (GAAP) and include the accounts of the Company and its majority owned subsidiaries. Less than majority-owned entities in which the Company has at least a 20 percent interest are reported on the equity basis. The Company continues to consolidate the financial statements of RGA even though its ownership percentage has declined to below 50 percent since the Company has retained control of RGA through a majority representation on RGA's Board of Directors at December 31, 1999 and through January 6, 2000. All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires the use of estimates by management, which affect the amounts reflected in the financial statements. Actual results could differ from those estimates. Accounts that the Company deems to be sensitive to changes in estimates include future policy benefits and policy and contract claims, deferred acquisition costs, and investment and deferred tax valuation allowances.

The significant accounting policies of the Company are as follows:

RECOGNITION OF REVENUE
For traditional life insurance policies, including participating businesses, premiums are recognized when due, less allowances for estimated uncollectible balances. For limited payment contracts, net premiums are recorded as revenue, and the difference between the gross premium and the net premium is deferred and recognized in income in a constant relationship to insurance in force over the estimated policy life.


For universal life and annuity products, contract charges for mortality, surrender, and expense, other than front-end expense charges, are reported as income when charged to policyholders' accounts.

Other income represents the fees generated from the Company's non-insurance operations, primarily service and contract fees relating to concessions, asset management, system development, and third-party administration. Amounts are recognized when earned.

General American Life Insurance Company and Subsidiaries

INVESTED ASSETS

FIXED MATURITIES AND EQUITY SECURITIES: All of the Company's securities are classified as available-for-sale. Fixed maturities available-for-sale are reported at fair value and are so classified based on the possibility that such securities could be sold prior to maturity if that action enables the Company to execute its investment philosophy and appropriately match investment results to operating and liquidity needs. Equity securities are carried at fair value.

Realized gains or losses on the sale of securities are determined on the basis of specific identification. Unrealized gains and losses are recorded, net of related income tax effects as well as related adjustments to deferred acquisition costs, in accumulated other comprehensive income, a separate component of stockholder equity.

The Company recognizes its proportionate share of the resultant gains or losses on the issuance or repurchase of its subsidiaries' stock as a direct credit or charge to retained earnings.

MORTGAGE LOANS: Mortgage loans on real estate are stated at an unpaid principal balance, net of unamortized discounts, and valuation allowances for possible impairment in value. The Company discontinues the accrual of interest on mortgage loans which are more than 90 days delinquent. Interest received on nonaccrual mortgage loans is generally reported as interest income.

POLICY LOANS, REAL ESTATE AND OTHER INVESTED ASSETS: Policy loans are carried at an unpaid principal balance and are generally secured by the cash surrender value of the underlying contracts. Investment real estate which the Company intends to hold for the production of income is carried at depreciated cost, net of writedowns for other than temporary declines in fair value and encumbrances. Properties held for sale (primarily acquired through foreclosure) are carried at the lower of depreciated cost (fair value at foreclosure plus capital additions less accumulated depreciation and encumbrances) or fair value. Adjustments to carrying value of properties held for sale are recorded in a valuation reserve when the fair value is below depreciated cost. The accumulated depreciation and encumbrances on real estate amounted to $44.0 million and $52.4 million at December 31, 1999 and 1998, respectively. Direct valuation allowances amounted to $4.7 million and $7.3 million at December 31, 1999 and 1998, respectively. Other invested assets are principally recorded at fair value.

SHORT-TERM INVESTMENTS: Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of less than a year, are carried at amortized cost, which approximates fair value.

INVESTED ASSET IMPAIRMENT AND VALUATION ALLOWANCES: Invested assets are considered impaired when the Company determines that collection of all amounts due under the contractual terms is doubtful. The Company adjusts invested assets to their estimated net realizable value at the point at which it determines an impairment is other than temporary. In addition, the Company has established valuation allowances for mortgage loans and other invested assets. Valuation allowances for other than temporary impairments in value are netted against the asset categories to which they apply. Additions to valuation allowances are included in realized gains and losses.

General American Life Insurance Company and Subsidiaries

CASH AND CASH EQUIVALENTS: For purposes of reporting cash flows, cash and cash equivalents represent cash, demand deposits, and highly liquid short-term investments, which include U.S. Treasury bills, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

INVESTMENT INCOME
Fixed maturity premium and discounts are amortized into income using the scientific yield method over the term of the security. Amortization of the premium or discount on mortgage-backed securities is recognized using a scientific yield method which considers the estimated timing and amount of prepayments of underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are adjusted when differences arise between the prepayments originally anticipated and the actual prepayments received and those prepayments currently anticipated. When such differences occur, the net investment in the mortgage-backed security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security with a corresponding charge or credit to interest income (the "retrospective method").

POLICY AND CONTRACT LIABILITIES
For traditional life insurance policies, future policy benefits are computed using a net level premium method taking into account actuarial assumptions as to mortality, persistency, and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on industry standards and the Company's historical experience which, together with interest and expense assumptions, provide a margin for adverse deviation. Interest rate assumptions generally range from 2.5 percent to 11.0 percent. When the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected policy benefits and expenses, unrecoverable deferred policy acquisition costs are written off and thereafter a premium deficiency reserve is established through a charge to earnings.

For participating policies, future policy benefits are computed using a net level premium method based on the guaranteed cash value basis for mortality and interest. Mortality rates are similar to those used for statutory valuation purposes. Interest rates generally range from 2.5 percent to 6.0 percent. Dividend liabilities are established when earned.

Policyholder account balances for universal life and annuity policies are equal to the policyholder account value before deduction of any surrender charges. The policyholder account value represents an accumulation of gross premium payments plus credited interest less expense, mortality charges, and withdrawals. These expense charges are recognized in income as earned.

The range of weighted average interest crediting rates used by the Company's life insurance subsidiaries were as follows:

                           1999              1998              1997
Universal life          4.00-8.00%        5.25-7.10%        6.00-7.10%
Annuities               3.00-9.10%        4.00-9.20%        5.70-9.30%

Accident and health benefits for active lives are calculated using the net level premium method and assumptions as to future morbidity, withdrawals, and interest, which provide a margin for adverse deviation. Benefit liabilities for disabled lives are calculated using the present value of future benefits and experience assumptions for claim termination, expense, and interest which also provide a margin for adverse deviation.

General American Life Insurance Company and Subsidiaries

POLICY AND CONTRACT CLAIMS
The Company establishes a liability for unpaid claims based on estimates of the ultimate cost of claims incurred, which is comprised of aggregate case basis estimates, average claim costs for reported claims, and estimates of incurred but not reported losses based on past experience. Policy and contract claims include a provision for both life and accident and health claims. Management believes the liabilities for unpaid claims are adequate to cover the ultimate liability; however, due to the underlying risks and the high degree of uncertainty associated with the determination of the liability for unpaid claims, the amounts which will ultimately be paid to settle these liabilities cannot be precisely determined and may vary from the estimated amount included in the consolidated balance sheets.

DEFERRED POLICY ACQUISITION COSTS
The costs, which vary with and are primarily related to the production of new and renewal business, have been deferred to the extent that such costs are deemed recoverable from future profitability of the underlying business. Such costs include commissions, premium taxes, as well as certain other costs of policy issuance and underwriting.

For limited payment and other nonparticipating traditional life insurance policies, the deferred policy acquisition costs are amortized, with interest, in proportion to the ratio of the expected annual premium revenue to the expected total premium revenue. Expected future premium revenue is estimated utilizing the same assumptions used for computing liabilities for future policy benefits for these policies.

For participating life insurance, universal life, and annuity type contracts, the deferred policy acquisition costs are amortized over a period of not more than thirty years in relation to the present value of estimated gross profits arising from interest margin, cost of insurance, policy administration, and surrender charges.

The range of average rates of assumed interest used by the Company's insurance subsidiaries in estimated gross margins were as follows:

                           1999              1998              1997
Participating life           7.76%             8.25%             8.17%
Universal life          6.00-9.20%        6.25-7.50%        6.25-7.79%
Annuities               3.00-7.00%        7.00-7.83%        7.00-7.84%

The estimates of expected gross margins are evaluated regularly and are revised if actual experience or other evidence indicates that revision is appropriate. Upon revision, total amortization recorded to date is adjusted by a charge or credit to current earnings. Deferred policy acquisition costs are adjusted for the impact on estimated gross margins as if the net unrealized gains and losses on securities had actually been realized.

REINSURANCE AND OTHER CONTRACT DEPOSITS
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured by ceding risks to other insurance enterprises or reinsurers under various types of contracts including coinsurance and excess coverage. The Company's retention level per individual life ranges between $50 thousand and $2.5 million depending on the entity writing the policy.

The Company assumes and retrocedes financial reinsurance contracts, which represent low mortality risk reinsurance treaties. These contracts are reported as deposits and are included in other contract deposits in the consolidated balance sheets. The amount of revenue reported on these contracts represents fees and the cost of insurance under the terms of the reinsurance agreement.

General American Life Insurance Company and Subsidiaries

Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers annually.

FEDERAL INCOME TAXES
The Company and certain of its U.S. subsidiaries file consolidated federal income tax returns. Any acquired life insurance company is not included in the consolidated return until the acquired company has been a member of the consolidated group for five years. Prior to satisfying the five-year requirement, the subsidiary files a separate federal return. RGA Barbados, a subsidiary of RGA, also files a U.S. tax return. The Company's foreign subsidiaries are taxed under applicable local statutes. No deferred tax liabilities have been recognized for the foreign subsidiaries per Accounting Principles Board (APB) Opinion 23, Accounting for Income Taxes - Special Areas.

The Company uses the asset and liability method to record deferred income
taxes.   Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, using enacted tax rates, expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company has not recognized a deferred tax liability for the excess of financial statement carrying amount over the tax basis of its less-than-80 percent owned domestic subsidiaries as the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the Company expects that it will ultimately use that means.

SEPARATE ACCOUNT BUSINESS
The assets and liabilities of the separate account represent segregated funds administered and invested by the Company for purposes of funding variable life insurance and annuity contracts for the exclusive benefit of the contractholders.

The Company charges the separate account for cost of insurance and administrative expense associated with a contract and charges related to early withdrawals by contractholders. The assets and liabilities of the separate account are carried at fair value. The Company's participation in the separate account (seed money) is carried at fair value in the separate account, and amounted to $27.2 million and $19.9 million at December 31, 1999 and 1998, respectively.

FAIR VALUE OF FINANCIAL INSTRUMENTS
Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care. The following assumptions were used to estimate the fair value of each class of financial instrument for which it was practicable to estimate fair value:

INVESTMENT SECURITIES: Fixed maturities are valued using quoted market prices, if available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or in the case of private placements are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of investments. The fair values of equity securities are based on quoted market prices.

General American Life Insurance Company and Subsidiaries

DERIVATIVES: Derivatives are valued using quoted market prices, if available. For derivatives not actively traded, fair values are estimated using values obtained from independent pricing services.

MORTGAGE LOANS: The fair values of mortgage loans are estimated using discounted cash flow analyses and interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

POLICY LOANS: The fair value of policy loans approximates the carrying value. The majority of these loans are indexed, with a yield tied to a stated return.

POLICYHOLDER ACCOUNT BALANCES ON INVESTMENT TYPE CONTRACTS: Fair values for the Company's liabilities under investment-type contracts are estimated using cash surrender values. For contracts with no defined maturity date, the carrying value approximates fair value.

PENSION FUNDS AND INTEREST SENSITIVE CONTRACT LIABILITIES: Fair values for the Company's interest sensitive contract liabilities are estimated using cash surrender values. For contracts with no defined maturity date, the carrying value approximates fair value.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: The separate account assets and liabilities are carried at fair value as determined by the market value of the underlying segregated investments.

SHORT-TERM INVESTMENTS AND CASH AND CASH EQUIVALENTS: The carrying amount approximates fair value.

LONG-TERM DEBT AND NOTES PAYABLE: The fair value of long-term debt and notes payable is estimated using discounted cash flow calculations based on interest rates currently being offered for similar instruments.

Refer to Note 3 & Note 4 for additional information on fair value of financial instruments.

NEW ACCOUNTING STANDARDS
In June 1997, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, effective for fiscal years beginning after June 15, 2000, and is effective for interim periods in the initial year of adoption. SFAS No. 133 requires companies to record derivatives on the balance sheet as assets or liabilities, measured at fair value. It also requires that gains or losses resulting from changes in the values of those derivatives be reported depending on the use of the derivative and whether it qualifies for hedge accounting. The Company has not yet determined the effect of the implementation of SFAS No. 133 on the results of operation, financial position, or liquidity. The Company plans to adopt the provisions of SFAS No. 133 in 2001.

RECLASSIFICATION
The Company has reclassified the presentation of certain prior period information to conform to the 1999 presentation.

(2)  ACQUISITIONS AND DIVESTITURES

On September 30, 1999, the Company sold its 100 percent ownership in Consultec, LLC to ACS Enterprise Solutions, Inc. Proceeds received net of expenses were $65.7 million and the realized gain, net of tax, on the sale was $28.4 million.

General American Life Insurance Company and Subsidiaries

(3)  INVESTMENTS

Fixed Maturities and Equity Securities
The amortized cost and estimated fair value of fixed maturities and equity securities at December 31, 1999 and 1998 are as follows (in millions):

                                             1999
- ---------------------------------------------------------------------------------------------
                                                                GROSS       GROSS   ESTIMATED
                                                AMORTIZED  UNREALIZED  UNREALIZED        FAIR
                                                     COST       GAINS      LOSSES       VALUE
                                                ---------  ----------  ----------   ---------
Available-for-sale:
   U. S. Treasury securities                     $   88.6         0.2        (4.8)       84.0
   Government agency
      obligations                                   686.8        55.3       (54.8)      687.3
   Corporate securities                           4,298.6       104.6      (318.2)    4,085.0
   Mortgage-backed securities                       970.3         1.2      (106.7)      864.8
   Asset-backed securities                        1,441.5         1.0      (337.5)    1,105.0
                                                 --------       -----      ------     -------
Total fixed maturities
   available-for-sale                            $7,485.8       162.3      (822.0)    6,826.1
                                                 ========       =====      ======     =======

Equity securities                                $   42.7         9.5        (2.9)       49.3
                                                 ========       =====      ======     =======

                                             1998
- ---------------------------------------------------------------------------------------------
                                                                GROSS       GROSS   ESTIMATED
                                                AMORTIZED  UNREALIZED  UNREALIZED        FAIR
                                                     COST       GAINS      LOSSES       VALUE
                                                ---------  ----------  ----------   ---------
Available-for-sale:
   U. S. Treasury securities                    $    20.7         0.4          --        21.1
   Government agency
      obligations                                 1,151.5       122.5       (11.2)    1,262.8
   Corporate securities                           6,889.9       380.1      (164.1)    7,105.9
   Mortgage-backed securities                     1,812.4        34.0       (38.5)    1,807.9
   Asset-backed securities                          861.7        13.1        (4.2)      870.6
                                                ---------       -----      ------    --------

Total fixed maturities
   available-for-sale                           $10,736.2       550.1      (218.0)   11,068.3
                                                =========       =====      ======    ========

Equity securities                               $    39.1         9.5          --        48.6
                                                =========       =====      ======    ========

The Company manages its credit risk associated with fixed maturities by diversifying its portfolio. At December 31, 1999, the Company held no corporate debt securities or foreign government debt securities of a single issuer, which had a carrying value in excess of ten percent of stockholder equity.

General American Life Insurance Company and Subsidiaries

The amortized cost and estimated fair value of fixed maturity investments at December 31, 1999 are shown by contractual maturity for all securities except, U.S. Government agencies mortgage-backed securities which are distributed by maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities (in millions). These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speed experience at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                            ESTIMATED
                                                AMORTIZED        FAIR
                                                     COST       VALUE
                                                ---------   ---------

Due in one year or less                          $  147.8       149.0
Due after one year through five years             1,122.9     1,086.1
Due after five years through ten years            1,641.7     1,482.9
Due after ten years through twenty years          3,603.1     3,243.3
Mortgage-backed securities                          970.3       864.8
                                                 --------     -------

Total                                            $7,485.8     6,826.1
                                                 ========     =======

The sources of net investment income follow (in millions):

                                         1999        1998        1997
                                     --------     -------       -----

Fixed maturities                     $  749.6       744.3       561.7
Mortgage loans                          175.4       188.8       194.5
Real estate                              25.0        25.7        34.1
Equity securities                         2.0         1.2         1.3
Policy loans                            144.9       152.2       148.3
Short-term investments                   46.5        22.4        16.6
Other                                    33.0        18.9        14.0
                                     --------     -------       -----

Investment revenue                    1,176.4     1,153.5       970.5
Investment expenses                     (19.2)      (17.7)      (25.0)
                                     --------     -------       -----

Net investment income                $1,157.2     1,135.8       945.5
                                     ========     =======       =====

General American Life Insurance Company and Subsidiaries

Net realized gains (losses) from sales of investments consist of the following (in millions):

                                         1999        1998        1997
                                      -------       -----       -----
Fixed maturities:
   Realized gains                     $  70.4        19.0        24.0
   Realized losses                     (330.8)      (14.0)      (16.8)
Equity securities:
   Realized gains                        48.2         2.0         1.8
   Realized losses                       (0.4)       (0.2)       (1.5)
Other investments, net                   12.0         6.9        21.0
                                      -------       -----       -----

Net realized investment gains         $(200.6)       13.7        28.5
                                      =======       =====       =====

Included in net realized losses are permanent write-downs of approximately $67.6 million and $5.5 million during 1999 and 1998, respectively.

A summary of the components of the net unrealized appreciation
(depreciation) on invested assets carried at fair value is as follows (in millions):


                                                        1999        1998
                                                     -------      ------
Unrealized (depreciation) appreciation:
   Fixed maturities available-for-sale               $(659.7)      332.1
   Equity securities                                     6.6         9.5
   Derivatives                                         (33.8)       (5.3)
Effect of unrealized appreciation (depreciation) on:
   Deferred policy acquisition costs                   186.0      (155.7)
   Present value of future profits                      14.6        (0.5)
Deferred income taxes                                  169.7       (69.1)
Other                                                    1.5        (2.9)
Minority interest, net of taxes                         69.4       (19.6)
                                                     -------      ------

Net unrealized (depreciation) appreciation           $(245.7)       88.5
                                                     =======      ======

The Company has securities on deposit with various state insurance departments and regulatory authorities with an amortized cost of approximately $881.8 million and $545.7 million at December 31, 1999 and 1998, respectively.

The Company's credit review procedures are designed to promote timely identification of investments that require a higher-than-normal degree of scrutiny. Each quarter a review is performed of impaired assets. Factors considered in the evaluation include the collateral values, credit quality of the issuer, amount of the exposure, our ability to reduce exposure in situations of deteriorating credit worthiness, and loss probabilities. Once a charge-off is taken, income is no longer accrued, all cash is applied to principal. The Company's total impaired assets amount to $31.8 million and $35.6 million at December 31, 1999 and 1998, respectively.

General American Life Insurance Company and Subsidiaries

MORTGAGE LOANS
The Company originates mortgage loans on income-producing properties, such as apartments, retail and office buildings, light warehouses, and light industrial facilities. Loan to value ratios at the time of loan approval are 75 percent or less. The Company minimizes risk through a thorough credit approval process and through geographic and property type diversification.

During 1999, the Company entered into an agreement whereby approximately $625.6 million of mortgage loans were sold by the Company for securitization and resale by a financial institution as mortgage pass-through certificates. The sale of these mortgage loans resulted in a net gain of approximately $0.6 million. These amounts are reflected within net investment income in the consolidated statement of operations.

The Company's mortgage loans were distributed as follows (in millions):

                                                     1999                                1998
                                     --------------------                --------------------
                                                  PERCENT                             PERCENT
                                     CARRYING          OF                CARRYING          OF
                                        VALUE       TOTAL                   VALUE       TOTAL
                                     --------------------                --------------------
Arizona                              $  125.6         7.4%               $  167.6         7.1%
California                              298.0        17.4                   395.3        16.6
Colorado                                150.5         8.8                   228.1         9.6
Florida                                 134.0         7.9                   171.6         7.2
Georgia                                 137.6         8.1                   176.1         7.4
Illinois                                 91.9         5.4                   162.2         6.8
Maryland                                 78.2         4.6                   102.9         4.3
Missouri                                 98.1         5.7                    93.5         3.9
Texas                                   157.8         9.2                   197.4         8.3
Washington                               69.1         4.0                    99.6         4.2
Other                                   367.2        21.5                   581.7        24.6
                                     --------------------                --------------------

Subtotal                              1,708.0       100.0%                2,376.0       100.0%
                                                    =====                               =====
Valuation reserve                       (29.1)                              (38.5)
                                     --------                            --------

Total                                $1,678.9                            $2,337.5
                                     ========                            ========

                                                     1999                                1998
                                     --------------------                --------------------
                                                  PERCENT                             PERCENT
                                     CARRYING          OF                CARRYING          OF
                                        VALUE       TOTAL                   VALUE       TOTAL
                                     --------------------                --------------------
Property type:
   Apartment                         $  143.0         8.4%               $   77.1         3.2%
   Retail                               490.8        28.7                   872.2        36.7
   Office building                      604.6        35.4                   747.8        31.5
   Industrial                           391.6        22.9                   422.6        17.8
   Other commercial                      78.0         4.6                   256.3        10.8
                                     --------------------                --------------------

Subtotal                              1,708.0       100.0%                2,376.0       100.0%
                                                    =====                               =====
Valuation reserve                       (29.1)                              (38.5)
                                     --------                            --------

Total                                $1,678.9                            $2,337.5
                                     ========                            ========

General American Life Insurance Company and Subsidiaries

An impaired loan is measured at the present value of expected future cash flows or, alternatively, the observable market price or the fair value of the collateral.

Mortgage loans which have been non-income producing for the preceding twelve months were $6.5 million and $20.1 million at December 31, 1999 and 1998, respectively. At December 31, 1999 and 1998, the recorded investment in mortgage loans that were considered impaired was $48.8 million and $100.7 million, respectively, with related allowances for credit losses of $4.0 million and $12.6 million, respectively. The average recorded investment in impaired loans during 1999 and 1998 was $74.8 million and $110.2 million, respectively.

For the years ended December 31, 1999, 1998, and 1997, the Company recognized $3.6 million, $6.8 million, and $9.7 million, respectively, of interest income on those impaired loans, which included $3.6 million, $7.0 million, and $9.9 million, respectively, of interest income recognized using the cash basis method of income recognition.

As of December 31, 1999, the Company has outstanding fixed rate
Commercial mortgage loan commitments totaling $68.9 million with a market value of $67.0 million at rates ranging from 7.125% to 8.50%, and total variable rate commitments totaling $143.3 million with a market value of $140.9 million.

SECURITIES LENDING
The Company participates in a securities lending program. In the Company's agreements, collateral is held on certain fixed maturity securities loaned to other institutions through a lending agreement.
The minimum collateral on securities loaned is 102% of the market value of the loaned securities, marked to market daily. The Company retains full ownership of the loaned securities and is indemnified by the lending agent in the event a borrower becomes insolvent or fails to return the securities. The amount on loan at December 31, 1999 and 1998 was $60.3 million and $122.5 million, respectively, and was appropriately collateralized.

DERIVATIVES
The Company has a variety of reasons to use derivative instruments, such as to attempt to protect the Company against possible changes in the market value of its portfolio as a result of interest rate changes and to manage the portfolio's effective yield, maturity, and duration. The Company does not invest in derivatives for speculative purposes. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option of futures contract.

Summarized below are the specific types of derivative instruments used by the Company:

INTEREST RATE SWAPS: The Company manages interest rate risk on certain contracts, primarily through the utilization of interest rate swaps. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the payments between floating and fixed-rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statements of operations.

At December 31, 1999, the Company had 19 outstanding interest rate swap agreements which expire at various dates through 2024. Under 18 of the agreements, the Company receives a fixed rate ranging from 6.065 percent to 6.842 percent on a notional amount of $1.5 billion and pays a floating rate based on London Interbank Offered Rate (LIBOR). Under the remaining outstanding interest rate swap agreement, the Company receives a floating rate based on LIBOR on a notional amount of $2 million and pays a fixed rate of 6.495 percent. The estimated fair value of the agreements at December 31, 1999 was a net loss of approximately $33.8 million, which is recognized in accumulated other comprehensive income.

General American Life Insurance Company and Subsidiaries

At December 31, 1998, the Company had 35 outstanding interest rate swap agreements which expire at various dates through 2025. Under 19 outstanding interest rate swap agreements, the Company receives a floating rate based on LIBOR on a notional amount of $116.0 million and pays a fixed rate ranging from 3.13 percent to 8.56 percent. Under 15 of the agreements, the Company receives a fixed rate ranging from 5.79 percent to 7.57 percent on a notional amount of $80.5 million and pays a floating rate based on LIBOR. On the remaining swap agreement, the Company receives a floating rate based on LIBOR on a notional amount of $5 million and pays a floating rate based on LIBOR. The estimated fair value of the agreements at December 31, 1998 was a net loss of approximately $4.7 million, which is recognized in accumulated other comprehensive income.

CURRENCY, SWAPS AND CROSS CURRENCY SWAPS: Under foreign currency swaps, the Company agrees with other parties to exchange at specified intervals, the difference between two currencies on an exchange rate basis the interest amounts calculated by reference to an agreed notional principal amount. Under cross currency swaps, the Company swaps the difference between two currencies and between floating and fixed-rate interest amounts calculated by reference to notional amounts. The Company uses this technique for foreign denominated assets to match dollar denominated liabilities of various fixed income products. Net interest payments are recognized within net investment income in the consolidated statements of operations.

At December 31, 1999, the Company held no currency or cross currency swaps. At December 31, 1998 the Company had one outstanding currency swap agreement and five outstanding cross currency swaps which expire at various dates through 2016. The notional amount was $34.2 million. The 1998 estimated fair value of the agreements was a net loss of $5.5 million and is recognized in accumulated other comprehensive income.

TOTAL RETURN SWAP: The Company uses the total return swap to construct a structured product that resembles an equity linked note. The total return swap is used to obtain equity participation. The Company agrees with other parties to pay at specified intervals, floating-rate interest amounts calculated by reference to an agreed notional principal amount. In return the Company receives equity participation, which is calculated by reference to an agreed equity market index and a notional principal amount. If the amount is positive at the termination date, the Company receives such amount. If the amount is negative at the termination date, the Company pays out such amount to the counterparty.

At December 31, 1999, the Company held no total return swap agreements. At December 31, 1998, the Company had one outstanding total return swap, which expires in 2028. The notional amount was $14.0 million and the estimated fair value of the agreement was a net profit of $1.9 million, which is recognized in accumulated other comprehensive income.

FUTURES: A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price.
The Company generally invests in futures on U.S. Treasury Bonds, U.S. Treasury Notes, and the S&P 500 Index and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration.

At December 31, 1999, the Company held no futures contracts.  At
December 31, 1998, futures contracts outstanding were as follows (in millions):


               Net Sold     Notional     Fair      Unrealized
               Position      Amount      Value        Gain
               --------     --------     -----     -----------
                 (0.3)       $33.1       $32.9        $0.2

The 1998 unrealized gain was recognized in accumulated other comprehensive income.

General American Life Insurance Company and Subsidiaries

The Company is exposed to credit related risk in the event of nonperformance by counterparties to financial instruments but does not expect any counterparties to fail to meet their obligations. Where appropriate, master netting agreements are arranged and collateral is obtained in the form of rights to securities to lower the Company's exposure to credit risk. It is the Company's policy to deal only with highly rated companies. At December 31, 1999 and 1998, there were not any significant concentrations with counterparties.

(4)  FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties. The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1999 and 1998 (in millions). Refer to Note 3 for the estimated fair values of the Company's derivative instruments.

                                                        1999                             1998
                                        --------------------             --------------------
                                                   ESTIMATED                        ESTIMATED
                                        CARRYING        FAIR             CARRYING        FAIR
                                           VALUE       VALUE                VALUE       VALUE
                                        --------------------             --------------------
Assets:
   Fixed maturities                     $6,826.1     6,826.1             11,068.3    11,068.3
   Mortgage loans                        1,678.9     1,691.7              2,337.5     2,472.5
   Policy loans                          2,243.9     2,243.9              2,151.0     2,151.0
   Short-term investments                  292.4       292.4                195.3       195.3
   Other invested assets                   898.8       898.8                457.6       457.6
   Separate account assets               6,915.6     6,915.6              5,214.8     5,214.8
Liabilities:
   Policyholder account balances
      relating to investment
      Contracts                         $5,179.4     5,279.8              5,044.8     4,929.7
   Pension funds and other
      interest sensitive liabilities       556.8       551.2              7,581.3     7,592.0
   Long-term debt and
      notes payable                        216.6       209.8                221.9       216.6
   Separate account liabilities          6,892.0     6,892.0              5,194.9     5,194.9
                                        ========     =======             ========    ========

(5)  REINSURANCE

The Company is a reinsurer to the life and health industry. The effect of reinsurance on premiums and other considerations is as follows
(in millions):

                                                           1999           1998           1997
                                                       --------        -------        -------
Direct                                                 $1,139.5        1,210.8        1,159.1
Assumed                                                 1,667.7        1,422.3          996.9
Ceded                                                    (416.4)        (431.5)        (348.9)
                                                       --------        -------        -------

Net insurance premiums and other
   considerations                                      $2,390.8        2,201.6        1,807.1
                                                       ========        =======        =======

General American Life Insurance Company and Subsidiaries

(6)  FEDERAL INCOME TAXES
Income tax (benefit) expense attributable to income from operations consists of the following (in millions):


                                                          1999            1998           1997
                                                        ------            ----           ----
Current income tax (benefit) expense                    $(23.6)           35.2           65.8
Deferred income tax (benefit) expense                    (40.7)           18.4           (0.1)
                                                        ------            ----           ----

Provision for income taxes                              $(64.3)           53.6           65.7
                                                        ======            ====           ====

Income tax (benefit) expense attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 35 percent to pre-tax income as a result of the following (in millions):

                                                           1999           1998           1997
                                                         ------          -----           ----
Computed "expected" tax (benefit) expense                $(67.4)          70.0           64.8
Increase (decrease) in income tax resulting
   from:
      Surplus (benefit) tax on mutual life
         insurance companies                                -             (7.5)           5.3
      Foreign tax rate in excess of U.S. tax
         rate                                               1.0            0.8            0.6
      Tax preferred investment income                     (11.4)         (10.9)          (6.6)
      State tax net of federal benefit                      1.7            1.6            0.8
      Corporate owned life insurance                       (3.3)          (3.6)           -
      Foreign tax credit                                    -             (1.3)          (0.6)
      Goodwill amortization                                 1.9            1.5            1.0
      Difference in book vs. tax basis in
         domestic subsidiaries                              1.6            2.8            2.2
      Valuation allowance for loss
         carryforwards                                      5.7            -              -
      Capitalized acquisition costs                         2.4            -              -
      Other, net                                            3.5            0.2           (1.8)
                                                         ------           ----           ----

Provision for income taxes                               $(64.3)          53.6           65.7
                                                         ======           ====           ====

Total income taxes were allocated as follows:

                                                           1999           1998           1997
                                                        -------          -----          -----
Provision for income taxes                              $ (64.3)          53.6           65.7
Income tax from stockholder equity:
   Unrealized investment (loss) gain
      recognized for financial reporting
      purposes                                           (237.0)         (22.6)          55.9
   Foreign currency translation                             7.8           (9.4)         (12.1)
   Other                                                   (2.4)          (1.4)          (0.5)
                                                        -------          -----          -----

Provision for income taxes                              $(295.9)          20.2          109.0
                                                        =======          =====          =====

General American Life Insurance Company and Subsidiaries

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 1999 and 1998 are presented below (in millions):

                                                                          1999           1998
                                                                        ------          -----
Deferred tax assets:
   Reserve for future policy benefits                                   $158.9           90.9
   Deferred acquisition costs capitalized for tax                        147.4          128.8
   Employee benefits                                                      41.5           28.2
   Investments                                                            46.2            -
   Net operating and capital loss                                         57.2           46.8
   Unrealized loss on investments                                        163.9            -
   Other, net                                                             95.5           98.5
                                                                        ------          -----

Gross deferred tax assets                                                710.6          393.2
   Less valuation allowance                                                7.2            1.5
                                                                        ------          -----

Total deferred tax assets after valuation allowance                     $703.4          391.7
                                                                        ======          =====

                                                                          1999           1998
                                                                       -------          -----
Deferred tax liabilities:
   Unrealized gain on investments                                      $   -             79.1
   Deferred acquisition costs capitalized for financial
      reporting                                                          385.0          274.5
   Investments                                                             -              3.7
   Other, net                                                            120.8          109.8
                                                                       -------          -----

Total deferred tax liabilities                                           505.8          467.1
                                                                       -------          -----

Total deferred tax (asset) liability                                   $(197.6)          75.4
                                                                       =======          =====

The Company has not recognized a deferred tax liability for the undistributed earnings of its wholly owned domestic and foreign subsidiaries because the Company currently does not expect those unremitted earnings to become taxable to the Company in the foreseeable future. In addition, the Company has not recognized a deferred tax liability of approximately $106 million for the excess of financial statement carrying amount over the tax basis of its less-than-80-percent owned domestic subsidiaries. This is because the unremitted earnings of foreign subsidiaries will not be repatriated in the foreseeable future, or because the excess of the financial statement carrying amount over the tax basis of its less-that-80 percent owned domestic subsidiaries will not become taxable as the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the Company expects that it will ultimately use that means.

The Company believes that it is more likely than not that the deferred tax assets established will be realized except for the amount of the valuation allowance. As of December 31, 1999 and 1998, the Company has provided for a 100 percent valuation allowance against the deferred tax asset related to the net operating losses of the Company's foreign subsidiaries including RGA's Australian, Argentine, South African and UK subsidiaries and NaviSys' Mexican subsidiary. At December 31, 1999, the Company's subsidiaries had capital loss carryforwards of $89.4 million, and net operating loss carryforwards of $146.7 million. The capital and net operating losses are expected to be utilized during the period allowed for carryforwards.

General American Life Insurance Company and Subsidiaries

The Company has been audited by the Internal Revenue Service for the years through and including 1994. The Company is currently being audited for the years 1995 and 1996. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements. During 1999, 1998, and 1997 the Company paid income taxes totaling approximately $77.0 million, $59.6 million, and $70.8 million, respectively.

(7)  DEFERRED POLICY ACQUISITION COSTS

A summary of the policy acquisition costs deferred and amortized is as follows (in millions):

                                                           1999           1998           1997
                                                       --------         ------         ------
Balance at beginning of year                           $  773.8          695.3          652.3
Transfer of present value of future profits                --             --             19.3
Prior year adjustment due to change in
   reserving methods                                       --             (0.2)          --
Policy acquisition costs deferred                         324.6          332.9          267.0
Policy acquisition cost amortized                        (214.4)        (280.0)        (211.9)
Interest credited                                          60.4           39.3           40.8
Deferred policy acquisition costs relating to
   change in unrealized (gain) loss on
   investments available-for-sale                         341.7          (13.5)         (72.2)
                                                       --------         ------         ------

Balance at end of year                                 $1,286.1          773.8          695.3
                                                       ========         ======         ======

(8)  ASSOCIATE BENEFIT PLANS AND POSTRETIREMENT BENEFITS

The Company has a defined benefit plan covering substantially all associates. The benefits are based on years of service and each associate's compensation level. The Company's funding policy is to contribute annually the maximum amount deductible for federal income tax purposes. Contributions provide for benefits attributed to service to date and for those expected to be earned in the future.

Associates of the Company also are offered several non-qualified, defined benefit, and defined contribution plans for directors and management associates. The plans are unfunded and are deductible for federal income tax purposes when the benefits are paid. Effective April 30, 1999, the liabilities that relate to these plans are managed at GenAmerica Management Corporation, a subsidiary of GenAmerica. The Company recognized expense of $12.9 million, $8.2 million, and $7.7 million for the years ended December 31, 1999, 1998, and 1997, respectively, related to these plans.

In addition to pension benefits, the Company provides certain health care and life insurance benefits for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company. Alternatively, retirees may elect certain prepaid health care benefit plans.

The Company uses the accrual method to account for the costs of its retiree plans and amortizes its transition obligation for retirees and fully eligible or vested employees over 20 years. The unamortized transition obligation was $13.4 million and $14.4 million at December 31, 1999 and 1998, respectively.

General American Life Insurance Company and Subsidiaries

The Board of Directors has adopted an associate incentive plan applicable to full-time salaried associates with at least one year of service. Contributions to the plan are determined annually by the Board of Directors and are based upon salaries of eligible associates. Full vesting occurs after five years of continuous service. The Company's contribution to the plan was $4.3 million, $10.4 million, and $10.4 million for 1999, 1998, and 1997 respectively.

At December 31, 1999, plan assets were invested 79.2% in the S&P Stock Fund, 6.9% in the Small-Cap Stock Fund, 9.1% in the Separately Managed Account Fund, and 4.8% in the Long-Term Bond Fund. At December 31, 1998 plan assets were invested 70.1% in the S&P 500 Stock Fund, 7.4% in the Small-Cap Stock Fund, 17.3% in the Separately Managed Account Fund, and 5.2% in the Long-Term Bond Fund. These assets are invested in General American separate accounts and held in a trust by an unrelated third party administrator.

The following tables summarize the Company's associate benefit plans and postretirement benefits (in millions):

                                                    Pension Benefits         Other Benefits
                                                   ------------------       -----------------
                                                     1999        1998        1999        1998
                                                   ------       -----       -----        ----
Change in benefit obligation:
   Benefit obligation at beginning of year         $149.1       129.8       $45.7        37.7
   Service cost                                       6.5         5.8         1.7         1.7
   Interest cost                                     10.3         9.2         2.8         2.9
   Participant contributions                         --          --           0.2         0.2
   Plan amendments                                    0.3        (0.4)       --          (1.3)
   Curtailments                                       2.4        --          --          --
   Special termination benefits                       1.2        --          --          --
   Benefits paid                                     (8.0)       (6.6)       (1.9)       (1.4)
   Actuarial (gain) loss                             (1.9)       11.3        (7.8)        5.9
                                                   ------       -----       -----        ----

Benefit obligation at end of year                   159.9       149.1        40.7        45.7
                                                   ------       -----       -----        ----

Change in plan assets:
   Fair value of plan assets at
      beginning of year                             174.8       150.5        --          --
   Actual return on plan assets                      10.5        29.2        --          --
   Employer contributions                             2.1         1.7         1.7         1.2
   Associates contributions                          --          --           0.2         0.2
   Benefits paid                                     (8.0)       (6.6)       (1.9)       (1.4)
                                                   ------       -----       -----        ----

Fair value of plan assets at end of year           $179.4       174.8       $--          --
                                                   ======       =====       =====        ====

General American Life Insurance Company and Subsidiaries

                                                     Pension Benefits                             Other Benefits
                                            1999           1998           1997           1999           1998           1997
                                          ------          -----          -----         ------          -----          -----
Reconciliation of funded status:
   Funded status                          $ 19.4           25.7           20.7         $(40.7)         (45.7)         (37.7)
   Unrecognized actuarial gain             (12.3)         (14.5)          (8.2)          (9.6)          (1.9)          (7.8)
   Unrecognized transition
      obligation                             0.2            0.3            1.1           13.4           14.4           16.8
   Unrecognized prior service
      cost                                  (0.3)          (0.8)          (2.2)          --             --             --
                                          ------          -----          -----         ------          -----          -----
Net amount recognized at end
   of year                                   7.0           10.7           11.4          (36.9)         (33.2)         (28.7)
                                          ------          -----          -----         ------          -----          -----
Amounts recognized in the
   statement of financial
   position consist of:
      Prepaid benefit cost                  40.6           37.9           35.9           --             --             --
      Accrued benefit liability            (38.2)         (32.2)         (28.2)         (36.9)         (33.2)         (28.7)
      Intangible asset                       0.1            0.9            0.9           --             --             --
      Accumulated other
         comprehensive loss                  4.5            4.1            2.8           --             --             --
                                          ------          -----          -----         ------          -----          -----
Net amount recognized at end
   of year                                $  7.0           10.7           11.4         $(36.9)         (33.2)         (28.7)
                                          ======          =====          =====         ======          =====          =====
Other comprehensive loss
   (income) attributable to
   change in additional
   minimum liability
   recognition                            $  0.3            1.3           (0.5)        $ --             --             --
                                          ======          =====          =====         ======          =====          =====

General American Life Insurance Company and Subsidiaries

                                                     Pension Benefits                              Other Benefits
                                            1999           1998           1997           1999           1998           1997
                                          ------          -----          -----           ----           ----           ----
Additional year-end
   information for plans with
   benefit obligations in
   excess of plan assets:
      Benefit obligation                    47.6           36.6           32.2           40.7           45.7           37.7

Additional year-end
   information for pension
   plans with accumulated
   benefit obligations in
   excess of plan assets:
      Projected benefit
         obligation                         40.5           36.6           32.2           --             --             --
      Accumulated benefit
         obligation                         37.8           32.1           28.0           --             --             --
      Fair value of plan assets              0.1            0.1           --             --             --             --
                                          ======          =====          =====           ====           ====           ====

Components of net periodic
   benefit cost:
      Service cost                           6.5            5.8            5.9            1.7            1.7            1.7
      Interest cost                         10.3            9.2            8.6            2.8            2.9            2.5
      Expected return on plan
         assets                            (15.3)         (13.2)         (11.1)          --             --             --
      Amortization of prior
         service cost                       (0.1)          (0.1)           0.1           --             --             --
      Amortization of
         transitional
         obligation                          0.1            0.1            0.3            1.0            1.0            1.1
      Recognized actuarial
         loss (gain)                         0.6            0.4            0.4           (0.1)          --             (0.2)
                                          ------          -----          -----           ----           ----           ----

   Net periodic benefit cost              $  2.1            2.2            4.2            5.4            5.6            5.1
                                          ======          =====          =====           ====           ====           ====
Additional loss recognized due to:
   Curtailment                            $  2.3            0.1           --             --             --             --
   Special Termination Benefit               1.4           --             --             --             --             --
                                          ======          =====          =====           ====           ====           ====
Weighted-average assumptions as
   of December 31:
      Discount rate                         7.50%          6.75%          7.25%          7.50%          6.75%          7.25%
      Expected long-term rate of
         return on plan assets              9.00%          9.00%          9.00%          --             --             --
      Rate of compensation
         increase (qualified plan)          4.95%          4.20%          4.20%          --             --             --
                                          ======          =====          =====           ====           ====           ====

General American Life Insurance Company and Subsidiaries

ASSUMED HEALTH CARE COST TREND: For measurement purposes, a 7.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 1999. The rate assumed to decrease gradually to 5% for 2003 and remain at that level thereafter.

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plan. A one-percentage point change in assumed health care cost trend rates would have the following effects (in thousands):

                                           One Percentage   One Percentage
                                           Point Increase   Point Decrease
                                           --------------   --------------
Effect on total service and interest cost
   components for 1999                          $0.9            (0.7)
Effect on end of year 1999
   postretirement benefit obligation            $5.8            (4.7)

(9)  DEBT

The Company's long-term debt and notes payable consists of the following (in millions):

                                                             Face Value at December 31,
Description                              Rate      Maturity       1999      1998
- -----------                              ----      --------       ----      ----
Long-term debt:
   General American surplus note         7.625%  January 2024    $107.0     107.0
   RGA senior note                       7.250%    April 2006     100.0     100.0
Notes payable:
   RGA Australia Hldgs.                  5.180%    April 2000       9.5       8.9
                                                                 ------     -----

Total long-term debt and notes payable                           $216.5     215.9
                                                                 ======     =====

The difference between the face value of debt and the carrying value per the consolidated balance sheets is unamortized discount.

General American's surplus note pays interest on January 15 and July 15 of each year. The note is not subject to redemption prior to maturity. Payment of principal and interest on the note may be made only with the approval of the Missouri Director of Insurance.

The RGA senior note pays interest semiannually on April 1 and October 1. The ability of RGA to make debt principal and interest payments as well as make dividend payments to shareholders is ultimately dependent on the earnings and surplus of its subsidiaries and the investment earnings on the undeployed debt proceeds. The transfer of funds from the insurance subsidiaries to RGA is subject to applicable insurance laws and regulations. Principal repayments are due in April 2000 and are expected to be renewed under the terms of the line of credit. This agreement contained various restrictive covenants which primarily pertain to limitations on the quality and types of investments, minimum requirements of net worth, and minimum rating requirements.

Interest paid on debt during 1999, 1998, and 1997 amounted to $17.8 million, $17.0 million, and $20.0 million, respectively.

As of December 31, 1999, the Company was in compliance with all covenants under its debt agreements.

General American Life Insurance Company and Subsidiaries

(10)  COMPREHENSIVE INCOME

In June 1997, the Financial Accounting Standards Board issued SFAS No. 130, Reporting Comprehensive Income, effective for years beginning after December 15, 1997. SFAS No. 130 establishes standards for reporting and display of comprehensive income but does not affect results of operations. Effective January 1, 1998, the Company adopted SFAS No. 130. The components of comprehensive income, other than net income, are as follows (in millions):

                                                                                                                 1999
                                                                        ---------------------------------------------
                                                                                                   TAX           NET-
                                                                          BEFORE-TAX         (EXPENSE)         OF-TAX
                                                                              AMOUNT          BENEFIT          AMOUNT
                                                                        ---------------------------------------------
Foreign currency translation adjustments                                  $  19.5              (6.8)             12.7
Unrealized gains (losses) on securities:
   Unrealized holding gains (losses) arising during
      period                                                               (753.1)            266.9            (486.2)
   Less: Reclassification adjustment for gains
      (losses) realized in net income                                      (233.5)             81.5            (152.0)
                                                                        ---------------------------------------------
         Net unrealized gains (losses) on securities                       (519.6)            185.4            (334.2)
Minimum benefit liability                                                    (1.0)              1.3               0.3
                                                                        ---------------------------------------------
         Total other comprehensive (loss) income                          $(501.1)            179.9            (321.2)
                                                                        =============================================

                                                                                                                 1998
                                                                        ---------------------------------------------
                                                                                                   TAX           NET-
                                                                          BEFORE-TAX         (EXPENSE)         OF-TAX
                                                                              AMOUNT          BENEFIT          AMOUNT
                                                                        ---------------------------------------------
Foreign currency translation adjustments                                   $(20.6)              7.2            (13.4)
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during
      period                                                                (56.6)             19.3            (37.3)
   Less: Reclassification adjustment for gains
      (losses) realized in net income                                         4.7              (1.7)             3.0
                                                                        --------------------------------------------
         Net unrealized gains (losses) on securities                        (61.3)             21.0            (40.3)
Minimum benefit liability                                                    (0.3)             --               (0.3)
                                                                        --------------------------------------------
         Total other comprehensive (loss) income                           $(82.2)             28.2            (54.0)
                                                                        ============================================

                                   29

General American Life Insurance Company and Subsidiaries


                                                                                                                 1997
                                                                        ---------------------------------------------
                                                                                                 TAX             NET-
                                                                        BEFORE-TAX         (EXPENSE)           OF-TAX
                                                                            AMOUNT           BENEFIT           AMOUNT
                                                                        ---------------------------------------------
Foreign currency translation adjustments                                   $(14.3)             10.6              (3.7)
Unrealized gains (losses) on securities:
Unrealized holding gains (losses) arising during
      period                                                                132.3             (49.1)             83.2
   Less: Reclassification adjustment for gains
      (losses) realized in net income                                         7.4              (2.6)              4.8
                                                                        ---------------------------------------------
         Net unrealized gains (losses) on securities                        124.9             (46.5)             78.4
Minimum benefit liability                                                     0.9                --               0.9
                                                                        ---------------------------------------------
         Total other comprehensive (loss) income                           $111.5             (35.9)             75.6
                                                                        =============================================


The following schedule reflects the change in net accumulated other comprehensive (loss) income for the periods ending December 31, 1999 and 1998 (in millions):

                                                                                            CURRENT
                                                                       BALANCE AS            PERIOD        BALANCE AS
                                                                      OF 12/31/98            CHANGE       OF 12/31/99
                                                                      -----------           -------       -----------
Foreign currency adjustments                                               $(32.9)             12.7             (20.2)
Unrealized gains (losses) on securities                                      88.5            (334.2)           (245.7)
Minimum benefit liability                                                    (2.7)              0.3              (2.4)
                                                                      -----------           -------       -----------

         Total accumulated other comprehensive
            (loss) income                                                  $ 52.9            (321.2)           (268.3)
                                                                      -----------           -------       -----------
                                                                                            CURRENT
                                                                       BALANCE AS            PERIOD        BALANCE AS
                                                                      OF 12/31/97            CHANGE       OF 12/31/98
                                                                      -----------           -------       -----------
Foreign currency adjustments                                               $(19.5)            (13.4)            (32.9)
Unrealized gains (losses) on securities                                     128.8             (40.3)             88.5
Minimum benefit liability                                                    (2.4)             (0.3)             (2.7)
                                                                      -----------           -------       -----------

         Total accumulated other comprehensive
            (loss) income                                                  $106.9             (54.0)             52.9
                                                                      ===========           =======       ===========

General American Life Insurance Company and Subsidiaries

(11)  REGULATORY MATTERS

The Company and its insurance subsidiaries are subject to financial statement filing requirements in their respective state of domicile, as well as the states in which they transact business. Such financial statements, generally referred to as statutory financial statements, are prepared on a basis of accounting which varies in some respects from GAAP. Statutory accounting practices include: (1) charging of policy acquisition costs to income as incurred; (2) establishment of a liability for future policy benefits computed using required valuation standards; (3) nonprovision of deferred federal income taxes resulting from temporary differences between financial reporting and tax bases of assets and liabilities; (4) recognition of statutory liabilities for asset impairments and yield stabilization on fixed maturity dispositions prior to maturity with asset valuation reserves based on statutorily determined formulas; and (5) valuation of investments in bonds at amortized cost.

Combined net income and policyholders' surplus of the Company and its consolidated insurance subsidiaries, for the years ended and at December 31, 1999, 1998, and 1997, as determined in accordance with statutory accounting practices, are as follows (in millions):


                                         1999        1998        1997
                                      -------     -------       -----
   Net (loss) income                  $(190.8)       60.8        39.7
   Policyholders' surplus               741.3     1,147.4       844.1
                                      =======     =======       =====

For the year ended December 31, 1999, General American has changed its method for recording equity in earnings of subsidiaries on a statutory basis to reflect such earnings as a direct charge or credit to surplus, and not a component of investment income.

Under Risk-Based Capital (RBC) requirements, General American and its insurance subsidiaries are required to measure their solvency against certain parameters. As of December 31, 1999, the Company's insurance subsidiaries exceeded the established RBC minimums. In addition, the Company's insurance subsidiaries exceeded the minimum statutory capital and surplus requirements of their respective states of domicile.

The Company's insurance subsidiaries are subject to limitations on the payment of dividends to the Company. Generally, dividends during any year may not be paid without prior regulatory approval, in excess of the lessor of (and with respect to life and health subsidiaries in Missouri, in excess of the greater of): (a) ten percent of the insurance subsidiaries' statutory surplus as of the preceding December 31 or (b) the insurance subsidiaries' statutory gain from operations for the preceding year.

General American Life Insurance Company and Subsidiaries

(12)  PARTICIPATING POLICIES AND DIVIDENDS TO POLICYHOLDERS

Over 18.9 percent and 22.8 percent of the Company's business in force relates to participating policies as of December 31, 1999 and 1998, respectively. These participating policies allow the policyholders to receive dividends based on actual interest, mortality, and expense experience for the related policies. These dividends are distributed to the policyholders through an annual dividend, using current dividend scales which are approved by the Board of Directors.

(13)  CONTINGENT LIABILITIES

The Company was named as a defendant in a lawsuit that was filed in 1996 in Arizona State Court. The lawsuit claimed benefits under a disability policy and damages for bad faith termination of such benefits. In November 1998, the jury entered a verdict against the Company, awarding the plaintiff approximately $59 million in damages, including $58 million in punitive damages. In January 1999, the Company filed a motion for judgment notwithstanding the verdict, a motion for a new trial, and a request for reduction of the punitive damages awarded. The Trial Court reduced the punitive damage award to $18 million. The Company has appealed the verdict and the award of the Court.

The Company was named as a defendant in a lawsuit filed in a federal district court in Phoenix, Arizona along with Paul Revere Life Insurance Company. The lawsuit claimed that Paul Revere denied benefits which was a breach of the implied duty of good faith and that both companies were liable due to being in a joint venture relationship. The jury found for the plaintiff and assessed punitive damages against the company in the sum of $10.2 million and against Paul Revere in the sum of $6.8 million. Both companies have filed post-trial motions aimed at setting aside the jury verdict and/or reducing the jury awards. The Company intends to vigorously appeal the verdict if it is allowed to stand.

The Company was named as defendant in the following purported class action lawsuits: Chain v. General American Life Insurance Company (filed in the U.S. District Court for the Northern District of Mississippi in
1996); Newburg Trust v. General American Life Insurance Company (filed in the U.S. District Court for the District of Massachusetts in 1996); and Ludwig, Sippil, DAllesandro and Cunningham v. General American Life Insurance Company (filed in the U.S. District Court for the Southern District of Illinois in 1997). These lawsuits allege that the Company engaged in deceptive sales practices in connection with the sale of certain life insurance policies. None of these lawsuits has been certified as a class action. Although the claims asserted in each lawsuit are not identical, the plaintiffs seek unspecified actual and punitive damages under similar claims, including breach of contract, fraud, intentional or negligent misrepresentation, breach of fiduciary duty and unjust enrichment. The Company filed a motion to dismiss all of the claims in each of the lawsuits. The Court in each of these lawsuits has dismissed certain of the plaintiffs' claims while allowing others to proceed. These three cases have been consolidated with one individual case in the U.S. District Court for the Eastern District of Missouri. The Company has negotiated a settlement agreement with counsel for plaintiffs which resolves all matters concerning the relief for the class. There is, however, no agreement on the attorneys' fees or expenses of class counsel. This settlement is in the process of being finalized. It will then be submitted to the Court for review and approval along with the issue of attorneys' fees and expenses. If the settlement is not approved the Company intends to continue to oppose the lawsuits vigorously.

In addition to the matters discussed above, the Company is involved in pending and threatened litigation in the normal course of its business. While the outcome of these matters cannot be predicted with certainty, at the present time and based on information currently available, management does not believe that the Company's liability arising from pending or threatened litigation will have a material adverse affect on the Company's financial condition or results of operations.

General American Life Insurance Company and Subsidiaries

(14)  RELATED PARTY TRANSACTIONS

In 1999, GenAmerica made capital contributions to the Company of $38.0 million, $10.1 million of NaviSys Incorporated's (NaviSys) equity, and $20.0 million of NaviSys' bonds. The $38.0 million contribution consisted of a promissory note from ARM, and was expensed by the Company after it became uncollectible.

The following related party transactions occurred in the connection with MetLife's acquisition of GenAmerica.

     The Company paid and expensed approximately $20 million to MetLife as consideration for MetLife's willingness to accept the funding agreement business of General American as described in Note 1.

     The Company paid $40 million to MetLife during 1999 which ultimately was returned to GAMHC at the closing on January 6, 2000. This transaction has been recorded as a dividend by the Company to GAMHC in the accompanying financial statements.

     Subsequent to December 31, 1999 an additional $40 million was paid to MetLife on behalf of GAMHC.

     During 1999, GenAmerica paid and expensed $12 million of investment advisory fees for which GAMHC and GenAmerica were jointly and severably liable.

RGA also has reinsurance transactions between MetLife and certain of its subsidiaries. Under these agreements, RGA reflected earned premiums of approximately $108 million and $113 million in 1999 and 1998, respectively. The earned premiums reflect the net of business assumed from and ceded to MetLife and its subsidiaries. Underwriting gain
(loss) on this business was approximately $12 million and $13 million in 1999 and 1998, respectively.

(15)  SUBSEQUENT EVENTS

On January 1, 2000, the Company exited the Group Health business through the Asset Purchase Agreement and related reinsurance arrangements with Great-West Life & Annuity Insurance Company (Great-West). This agreement also includes any life business that is directly associated to the health business.

The Company is required to reimburse Great-West for up to $10 million in net operating losses incurred during 2000. These amounts have been fully accrued in the 1999 consolidated financial statements of the Company. The Company must also compensate Great-West for certain receivables related to this business should they be deemed uncollectible.

On January 18, 2000, MetLife proposed to acquire all of Conning's outstanding shares of common stock not already controlled by MetLife for $10.50 per share in cash. MetLife acquired a beneficial interest of approximately 61% in Conning as a result of its January 6, 2000 acquisition of GenAmerica. Conning has received MetLife's proposal and the Conning Board of Directors is evaluating the proposed transaction.

General American Life Insurance Company and Subsidiaries

On January 24, 2000, Conning announced that it had learned of a complaint purporting to be a shareholder class action suit that has been filed in the Supreme Court of the State of New York, naming Conning and MetLife as co-defendants. The complaint follows the January 18, 2000 announcement of MetLife's proposal to acquire all of the outstanding shares of common stock not already controlled by MetLife for $10.50 per share in cash. The complaint alleges that MetLife's proposal to acquire the remaining equity interest in Conning fails to offer a fair price to Conning's shareholders and lacks adequate procedural protections. Additionally, the complaint alleges that as a result of MetLife's proposal, the defendants have engaged in acts of self-dealing and breeches of fiduciary duty in connection with the proposed transaction. Conning was subsequently served with the complaint and believes the plaintiff's claims are without merit.

                                    PART C
                               OTHER INFORMATION

Item 24.  Financial statements and Exhibits
          (a)  Financial Statements
All required financial statements are included in Part B of this Registration Statement.
          (b)  Exhibits

     (1) Resolutions of the Board of Directors of General American Life Insurance Company ("General American") authorizing establishment of the Separate Account. 2
     (2)  Not applicable
     (3)  (a)  Distribution Agreement 4
          (b)  Agency (Selling) Agreement 4
     (4)  (a)  Form of variable annuity contract #100790 8
          (b)  Form of individual retirement account endorsement 7
          (c) Form of endorsement (No. 1099500) relating to attained age and processing without an application. 7
          (d) Form of endorsement (No. 1099542) relating to attained age and processing without an application for the State of Texas. 7
          (e) Form of endorsement (No. 1099400) relating to Section 401 and 457, Internal Revenue Code. 7
          (f) Form of endorsement (No. 1099436) relating to Section 401 and 457, Internal Revenue Code for the State of Oregon.7
          (g) Form of endorsement (No. 1099460) relating to Section 401 and 457, Internal Revenue Code for the State of New Jersey. 7
          (h) Endorsement relating to enhanced free withdrawal and death benefit, #1E18 8
     (5)  Form of Contract Application 1
     (6) (a) Amended and Restated Charter and Articles of Incorporation of General American Life Insurance Company 9
          (b)  By-laws of General American 9
     (7)  Not applicable
     (8)  Participation Agreement 4
     (9)  Opinion and Consent of Counsel 1
     (10) Independent Auditors' Consent
     (11) Not applicable
     (12) Not applicable
     (13) Not applicable
     (14) Powers of attorney for General American Life Insurance Company Directors August A. Busch, III, William E. Cornelius, John C. Danforth 6, Bernard A. Edison, Richard A. Liddy, William E. Maritz, Craig D. Schnuck 5, William P. Stiritz, Andrew C. Taylor 4, Edwin Trusheim, Robert L. Virgil, Jr., Virginia V. Weldon, and Ted C. Wetterau 3

     1 Incorporated by reference to Registration Statement on Form N-4 (File No. 33-54774) filed on 15 November 1993.

     2 Incorporated by reference to Registration Statement on Form S-6 (File No. 33-53098) filed on 8 October 1992.
     3 Incorporated by reference to Post-Effective Amendment No. 1 filed on 8 February 1993 (File No. 33-54774).
     4 Incorporated by reference to Post-Effective Amendment No. 3 filed on 30 April 1993 (File No. 33-54774).
     5 Incorporated by reference to Post-Effective Amendment No. 5 filed on 29 April 1994 (File No. 33-54774)
     6 Incorporated by reference to Post-Effective Amendment No. 6 filed on 28 April 1995.
     7 Incorporated by reference to Post-Effective Amendment No. 7 filed on 29 April 1996.
     8 Incorporated by reference to Post-Effective Amendment No. 8 filed on 28 April 1997.
     9 Incorporated by reference to Post-Effective Amendment No. 9 filed on 27 March 1998.


Item 25.  Directors and Officers of the Depositor


Officer's Name and Principal                       Positions and Offices
     Business Address*                               with Depositor

Robert J. Banstetter, Sr.                       Vice President, General
700 Market Street                               Counsel & Secretary, Feb.
St. Louis, MO  63101                            1991 to present.  Vice President
                                                and General Counsel, Jan. 1983 -
                                                Feb. 1991.

Barry C. Cooper                                 Vice President and Controller


Kevin C. Eichner                                President

E. Thomas Hughes                                Corporate Actuary and
700 Market Street                               Treasurer, Oct. 1994 to
St. Louis, MO  63101                            present.  Formerly Executive Vice
                                                President - Group Pensions, March
                                                1990 - Oct. 1994.

Richard A. Liddy                                Chairman and Chief
700 Market Street                               Executive Officer,
St. Louis, MO  63101                            Jan. 1995 to present.  Formerly,
                                                President and Chief Executive
                                                Officer, May 1992 - Jan.
                                                1995.  President and Chief
                                                Operating Officer, May 1988 -
                                                May 1992.

Warren J. Winer                                 Executive Vice President-Group Life
                                                & Health, Aug. 1995 to
                                                present.  Formerly Managing
                                                Director for William M.
                                                Mercer, Inc. July 1993 to
                                                Aug. 1995 and President
                                                and Chief Operating Officer,
                                                W.F. Corroon, 1986 - July
                                                1993.


Bernard H Wolzenski                             Executive Vice President-
                                                Individual, Oct. 1991 to present.
                                                Formerly Vice President, Individual
                                                Life Products, May 1986 - Oct. 1991.


A. Greig Woodring                               President  and Chief
660 Mason Ridge Center Drive                    Executive Officer,
St. Louis, MO  63141                            Reinsurance Group of America, Dec.
                                                1992 to present.  Also, Executive
                                                Vice President Reinsurance.

Richard A. Liddy, listed as a Principal Officer, is also a Director of the Company.


******

* The principal business address of each person listed is General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128, unless otherwise indicated.



                                           Positions and Offices
Directors                                     with Depositor

August A. Busch III                             Director
Anheuser-Busch Companies, Inc.
One Busch Place
St. Louis, Missouri 63118

William E. Cornelius                            Director
Union Electric Company
1901 Chouteau Street
St. Louis, MO  63103

John C. Danforth                                Director
Bryan Cave
One Metropolitan Square, Suite 3600
St. Louis, Missouri 63102

Bernard A. Edison                               Director
Edison Brothers Stores, Inc.
P.O. Box 14020
St. Louis, Missouri 63178

William E. Maritz                               Director
Maritz, Inc.
1375 North Highway Drive
Fenton, Missouri 63099

Craig D. Schnuck                                Director
Schnuck Markets, Inc.
11420 Lackland Road
P.O. Box 46928
St. Louis, Missouri 63146

William P. Stiritz                              Director
Ralston Purina Company
Checkerboard Square
St. Louis, Missouri 63164

Andrew C. Taylor                                Director
Enterprise Rent-A-Car
600 Corporate Park Drive
St. Louis, Missouri 63105



Robert L. Virgil                                Director
Edward Jones and Company
12555 Manchester Road
St. Louis, Missouri 63131-3729

Virginia V. Weldon, M.D.                        Director
Monsanto Company
800 North Lindbergh Boulevard
St. Louis, Missouri 63167

Ted C. Wetterau                                 Director
Wetterau Associates
7000 Bonhomme, Suite 750
St. Louis, Missouri 63105


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                      LIST OF SUBSIDIARIES AND AFFILIATES OF
                                              GENAMERICA CORPORATION
                                                   As of January 27, 2000
Metropolitan Life Insurance Company:  Holds all of the stock in GenAmerica Corporation.

GenAmerica Corporation:  formed to hold all of the stock of General American Life Insurance Company.

         GenAmerica Management Corporation:  central management corporation.

         Walnut Street Securities,  Inc.:  wholly-owned  subsidiary engaged in the process of selling variable life insurance and variable annuities and other securities.

                  Walnut Street Advisers,  Inc.:  wholly-owned  subsidiary of Walnut Street  Securities  engaged in the business of giving investment advice.

                  WSS Insurance Agency of Alabama,  Inc.:  Formed to act as a resident  insurance agency for Walnut
                  Street Securities, Inc. in Alabama.

                  WSS Insurance Agency of  Massachusetts,  Inc.:  Formed to act as a resident  insurance agency for
                  Walnut Street Securities, Inc. in Massachusetts.

                  WSS  Insurance  Agency of Ohio,  Inc.:  Formed to act as a resident  insurance  agency for Walnut
                  Street Securities, Inc. in Ohio.

                  WSS Insurance  Agency of Texas,  Inc.:  Formed to act as a resident  insurance  agency for Walnut
                  Street Securities, Inc. in Texas.

         Collaborative Strategies, Inc.:  wholly-owned business management consulting company.

         GenAmerica  Capital I:  Wholly-owned  Delaware  trust formed for the purpose of issuing  securities  as an investment vehicle for GenAmerica Corporation.

         Missouri  Reinsurance   (Barbados),   Inc.:   wholly-owned  Barbados  exempt  life,  accident  and  health reinsurance company.

         VirtualFinances.Com, Inc.:  Wholly-owned company formed for the E-Commerce initiative of GeneraLife.

         Benefit Resource Life Insurance  Company  (Bermuda) Ltd. (fka RGA Insurance  Company  (Bermuda)  Limited):
         subsidiary formed to engage in insurance business.

         General  American Life  Insurance  Company:  an insurance  company  selling life and health  insurance and pensions.

                  GenAm  Benefits  Insurance  Company  (fka EBPLife  Insurance  Company):  wholly-owned  subsidiary formed to hold all group business.

                  Cova Corporation:  wholly-owned subsidiary formed to own the former Xerox Life companies.

                           Cova  Financial  Services Life  Insurance  Company:  wholly-owned  by Cova  Corporation, engaged in the business of selling annuities and life insurance.

                                    First Cova Life Insurance  Company:  wholly-owned  by Cova  Financial  Services
                                    Life Insurance Company, engaged in the sale of life insurance in New York.

                                    Cova  Financial  Life  Insurance  Company:  wholly-owned  by Cova  Corporation, engaged in the sale of life insurance and annuities in California.

                           Cova  Life  Management  Company:  wholly-owned  by  Cova  Corporation.  Employer  of the individuals operating the Cova companies.

                                    Cova  Investment  Advisory  Corporation:  wholly-owned  by Cova Life Management
                                    Company.  Intended  to  provide  investment  advice to Cova Life  insureds  and annuity owners.

                                    Cova Investment  Allocation  Corporation:  wholly-owned by Cova Life Management
                                    Company.  Intended  to provide  advice on  allocation  of premiums to Cova Life insureds and annuity owners.

                                    Cova  Life  Sales  Company:  wholly-owned  by  Cova  Life  Management  Company.
                                    Broker-dealer established to supervise sales of Cova Life contracts.

                                    Cova  Life   Administration   Services  Company:   wholly-owned  by  Cova  Life
                                    Management Company.  Provides administrative services for Cova annuities.

                  General Life  Insurance  Company:  wholly-owned  subsidiary,  domiciled in Texas,  engaged in the business of selling life insurance and annuities.

                           General  Life  Insurance  Company of  America:  wholly-owned  subsidiary,  domiciled  in
                           Illinois, engaged in the business of selling life insurance and annuities.

                  Paragon Life Insurance  Company:  wholly-owned  subsidiary engaged in employer sponsored sales of life insurance.

                  Equity  Intermediary  Company:  wholly-owned  subsidiary  holding  company formed to own stock in subsidiaries.

                           Reinsurance Group of America,  Incorporated:  subsidiary,  of which  approximately 53.5%
                           is owned by Equity Intermediary and the balance by the public.

                                    RGA Sudamerica S.A.:  Chilean  subsidiary,  of which all but one share is owned by RGA and one  share is owned by RGA  Reinsurance  Company,  existing  to hold
                                    Chilean reinsurance operations.

                                            BHIF America  Sequros de Vida S.A.:  Chilean  subsidiary,  of which 50%
                                            is  owned  by  RGA  Sudamerica   S.A.  and  50%  is  owned  by  Chilean
                                            interests, engaged in business as a life/annuity insurer.

                                            RGA  Reinsurance  Company  Chile  S.A.:  100% owned by RGA,  engaged in business of reinsuring life and annuity business of BHIF America.

                                    General American  Argentina Sequros de Vida S.A.:  Argentinean  subsidiary 100%
                                    owned  by  RGA,  engaged  in  business  as  a  life,  annuity,  disability  and survivorship insurer.

                                    RGA Argentina S.A.:  Argentinian subsidiary 100% owned by RGA.

                                    Reinsurance Company of Missouri,  Incorporated:  wholly owned subsidiary formed for the purpose of owning RGA Reinsurance Company.

                                            RGA  Reinsurance   Company:   subsidiary  engaged  in  the  reinsurance
                                            business.

                                                     Fairfield Management Group, Inc.:  100% owned subsidiary.
                                                              Reinsurance     Partners,      Inc.:     wholly-owned
                                                              subsidiary  of  Fairfield   Management  Group,  Inc.,
                                                              engaged  in  business  as  a  reinsurance   brokerage
                                                              company.

                                                              Great   Rivers    Reinsurance    Management,    Inc.:
                                                              wholly-owned   subsidiary  of  Fairfield   Management
                                                              Group, Inc., acting as a reinsurance manager.

                                                              RGA    (U.K.)     Underwriting     Agency    Limited:
                                                              wholly-owned by Fairfield Management Group, Inc.

                                    RGA Reinsurance  Company  (Barbados) Ltd.:  subsidiary of Reinsurance  Group of
                                    America, Incorporated formed to engage in the exempt insurance business.

                                            RGA/Swiss  Financial  Group,  L.L.C.:  40% owned  subsidiary  formed to market and manage financial  reinsurance  business to be assumed by RGA
                                            Reinsurance Company.

                                    Triad Re, Ltd.:  Reinsurance  Group of America,  Incorporated  owns 100% of all outstanding  and issued shares of the Company's  preferred  stock.  Reinsurance
                                    Group of America,  Inc. owns 66.67% of all outstanding and issued shares of the
                                    Company's common stock.  Schmitt-Sussman  Enterprises,  Inc. owns 33.33% of all outstanding and issued shares of the Company's common stock.

                                    RGA  Americas  Reinsurance  Company,   Ltd.:   Reinsurance  Group  of  America,
                                    Incorporated owns 100% of this company.

                                    RGA   International   Ltd.:  a  New  Brunswick   corporation   wholly-owned  by
                                    Reinsurance Group of America, existing to hold Canadian reinsurance operations.

                                            RGA Financial  Products Limited:  100% owned by RGA International  Ltd.
                                            (100 Class A shares).

                                            RGA  Canada  Management  Company,  Ltd.:  a New  Brunswick  corporation
                                            wholly-owned  by  G.A.  Canadian  Holdings,   existing  to  accommodate
                                            Canadian investors.

                                                     RGA Life  Reinsurance  Company of Canada:  wholly-owned by RGA
                                                     Canada Management Company, Ltd.

                           RGA  Holdings  Limited:  holding  company  formed  in the  United  Kingdom  to  own  two operating companies:  RGA Managing Agency Limited and RGA Capital Limited.

                                    RGA  Capital  Limited:  company  is  a  corporate  member  of  a  Lloyd's  life syndicate.

                                    RGA Managing Agency Limited:  inactive company.

                           RGA  Australian  Holdings Pty Limited:  holding  company  formed to own RGA  Reinsurance
                           Company of Australia Limited.

                                    RGA  Reinsurance  Company of  Australia  Limited:  formed to reinsure the life, health and accident business of non-affiliated Australian insurance companies.

                           RGA South  African  Holdings  (Pty) Ltd.:  100% owned by  Reinsurance  Group of America,
                           Incorporated  formed for the purpose of holding RGA Reinsurance  Company of South Africa
                           Limited.

                                    RGA  Reinsurance  Company  of South  Africa  Limited:  100%  owned by RGA South
                                    African Holdings (Pty) Ltd.

                  Security  Equity  Life  Insurance  Company:  wholly-owned  subsidiary,  domiciled  in  New  York, engaged in the business of selling life insurance and annuities.

                  GenAm Holding Company:  Formed to hold stock in various non-insurance subsidiaries.

                           NaviSys  Incorporated:   wholly-owned   subsidiary  engaged  in  the  sale  of  computer
                           software and in providing third party administrative services.

                                    NaviSys  Enterprise  Solutions,  Inc.: 80% owned by NaviSys  Incorporated.  New
                                    Jersey corporation providing enterprise life administration software.

                                    NaviSys  Illustration  Solutions,  Inc.:  100% owned by  NaviSys  Incorporated.
                                    Pennsylvania corporation providing sales illustration software.

                                    NaviSys Asia Pacific Limited:  100% owned by NaviSys  Incorporated.  Engaged in licensing of software products in Hong Kong.

                                    NaviSys de Mexico,  S.A. de C.V.: 100% owned by NaviSys  Incorporated,  engaged in licensing of NaviSys software products in Latin America.

                                    Genelco  Software,  S.A.:  100%  owned  by  NaviSys  Incorporated,  engaged  in licensing of NaviSys software products in Spain.

                           Conning  Corporation:  61% owned  subsidiary  formed to own the Conning  companies (with the remainder owned by the public).

                                    Conning, Inc.:  a holding company organized under Delaware law.

                                    Conning &  Company:  a  Connecticut  corporation  engaged  in  providing  asset management  and  investment  advisory  services as well as  insurance  research services.

                                    Conning Asset Management  Company: a Missouri  corporation engaged in providing investment advice.

                           Red Oak Realty  Company:  wholly-owned  subsidiary  formed for the purpose of  investing in and operating real estate.

                           GenMark Incorporated:  wholly-owned subsidiary company acting as distribution company.

                                    Stan Mintz Associates,  Inc.:  wholly-owned  subsidiary purchased to maintain a significant  marketing  presence  in  the  Madison,  Wisconsin  area  upon  the retirement of General Agent Stan Mintz.

                                    GenMark  Insurance  Agency  of  Alabama,   Inc.:  formed  to  act  as  resident
                                    insurance agency in Alabama.

                                    GenMark  Insurance  Agency of  Massachusetts,  Inc.:  formed to act as resident insurance agency in Massachusetts.

                                    GenMark  Insurance  Agency of Ohio, Inc.:  formed to act as resident  insurance agency in Ohio.

                                    GenMark Insurance Agency of Texas,  Inc.:  formed to act as resident  insurance agency in Texas.

                           White Oak Royalty Company:  wholly-owned,  second-tier  subsidiary formed to own mineral interests.

Mutual funds associated with General American Life Insurance Company:

         General American Capital Company


Item 27.  Number of Contract Owners

As of March 31, 2000 there were: 1,671

Title of Class           Number of Owners of Record

Qualified                                  328
Non-Qualified                            1,343


Item 28.  Indemnification

Section 351.355 of the Missouri General and Business Corporation Law, in brief, allows a corporation to indemnify any person who is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action if he acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation. Where any person was or is a party or is threatened to be made a party in an action or suit by or in the right of the corporation to procure a judgment in its favor, indemnification may not be paid where such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation, unless a court determines that the person is fairly and reasonably entitled to indemnity. A corporation has the power to give any further indemnity, to any person who is or was a director, officer, employee or agent, provided for in the articles of incorporation or as authorized by any by-law which has been adopted by vote of the shareholders, provided that no such indemnity shall indemnify any person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct.

In accordance with Missouri law, General American's Board of Directors, at its meeting on 19 November 1987 and the policyholders of General American at the annual meeting held on 26 January 1988 adopted the following resolutions:

"BE IT RESOLVED THAT

     1. The company shall indemnify any person who is or was a director, officer, or employee of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any and all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement, actually and reasonably incurred by him or her in connection with any civil, criminal, administrative or investigative action, proceeding or claim (including an action by or in the right of the company) by reason of the fact that he or she was serving in such capacity if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; provided that such person's conduct is not finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

     2. The indemnification provided herein shall not be deemed exclusive of any other rights to which a director, officer, or employee may be entitled under any agreement, vote of policyholders or disinterested directors, or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, or employee and shall inure to the benefit of the heirs, executors and administrators of such a person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITER

     (a) Cova Life Sales Company is the principal underwriter for the following investment companies (other than Registrant):

   Cova Variable Annuity Account One
   Cova Variable Annuity Account Five
   Cova Variable Life Account One
   Cova Variable Life Account Five
   First Cova Variable Annuity Account One
   Cova Variable Annuity Account Four
   General American Separate Account Twenty-Nine
   Security Equity Separate Account 26
   Security Equity Separate Account 27

     (b) Cova Life Sales Company is the principal underwriter for the Contracts. The following persons are the officers and directors of Cova Life Sales Company. The principal business address for each officer and director of Cova Life Sales Company is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

Name and Principal     Positions and Offices
 Business Address      with Underwriter

Lorry J. Stensrud      Director

Patricia E. Gubbe      President, Chief Compliance Officer and Director

William C. Mair        Director

Shari Ruecker          Vice President

Philip A. Haley        Vice President

Mark E. Reynolds       Treasurer

James W. Koeger        Assistant Treasurer

Bernard J. Spaulding   Secretary

     (c)  Not Applicable


Item 30.  Location of Accounts and Records


All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by General American or its wholly-owned, second tier subsidiary, Genelco Incorporated, located at 9735 Landmark Parkway Drive, St. Louis, MO 631278-1690.

Item 31.  Management Services

All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings and Representations

(a) The Registrant undertakes that it will file post-effective amendments to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Purchase Payments under the Contracts may be accepted.

(b) The Registrant undertakes to include, as part of the application to purchase a Contract offered by the prospectus, a space that an applicant can check to request Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to General American at the address or phone number listed in the prospectus.

(d) The Registrant represents that it is relying upon a "no-action" letter (No. IP-6-88) issued to the American Council of Life Insurance concerning the conflict between the redeemability requirements of sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by section 403(b)(11) of the Internal Revenue Code. Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before the contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

(e) General American, sponsor of Registrant (also known as "Depositor"), hereby represents that the fees and charges deducted under the terms of the Contracts are, in the aggregate, reasonable in relationship to the services rendered, the expenses expected, and the risks assumed by General American.

                                  SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, General American Separate Account Twenty-Eight, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of St. Louis, State of Missouri, on the 1st day of May, 2000.



                                   GENERAL AMERICAN
                                   SEPARATE ACCOUNT
                                   TWENTY-EIGHT (REGISTRANT)



                                   BY:  GENERAL AMERICAN LIFE
                                        INSURANCE COMPANY





                                    By:/s/ RICHARD A. LIDDY
                                        -------------------------
                                        Chairman and
                                        Chief Executive Officer


                                   By: GENERAL AMERICAN LIFE INSURANCE
                                       COMPANY (DEPOSITOR)


                                    By:/s/ RICHARD A. LIDDY
                                        -------------------------
                                        Chairman and
                                        Chief Executive Officer



As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with General American Life Insurance Company and on the dates indicated.


Signature                   Title                         Date

/S/RICHARD A. LIDDY                                       5/1/00
--------------------------
Richard A. Liddy            Chairman and                 ---------
                            Chief Executive Officer and
                            Director (Principal Executive
                            Officer)

--------------------------
Kevin C. Eichner            President



/s/ BARRY C. COOPER                                       5/1/00
--------------------------
Barry C. Cooper             Vice President and            ---------
                            Controller (Principal
                            Financial Officer and
                            Principal Accounting Officer)

         *                                                5/1/00
------------------------
August A. Busch, III        Director

         *                                                5/1/00
------------------------
William E. Cornelius        Director

         *                                                5/1/00
------------------------
John C. Danforth            Director

         *                                                5/1/00
------------------------
Bernard A. Edison           Director

         *                                                5/1/00
--------------------------
William E. Maritz           Director

         *                                                5/1/00
------------------------
Craig D. Schnuck            Director

         *                                                5/1/00
------------------------
William P. Stiritz          Director

          *                                               5/1/00
------------------------
Andrew C. Taylor            Director


         *                                                5/1/00
------------------------
Robert L. Virgil, Jr.       Director

         *                                                5/1/00
------------------------
Virginia V. Weldon          Director

         *                                                5/1/00
------------------------
Ted C. Wetterau             Director


*By:/s/ MATTHEW P. MCCAULEY
    -------------------------
     Matthew P. McCauley




* Original powers of attorney authorizing Matthew P. McCauley to sign the Registration Statement and Amendments thereto on behalf of the Directors of General American Life Insurance Company have been filed as Exhibits to this Registration Statement.


                                     C-22


                                 EXHIBITS TO

                     POST-EFFECTIVE AMENDMENT NO. 11 TO

                                  FORM N-4

               GENERAL AMERICAN SEPARATE ACCOUNT TWENTY-EIGHT


INDEX TO EXHIBITS

EX-99-B10 Independent Auditors' Consent